  As filed with the Securities and Exchange Commission on June 3, 2005


                                        Securities Act registration no. 33-19228
                                        Investment Company Act file no. 811-5443
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 40 [X]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 43 [X]


--------------------------------------------------------------------------------

                            CALAMOS INVESTMENT TRUST
                                  (Registrant)

                           1111 East Warrenville Road
                         Naperville, Illinois 60563-1493

                        Telephone number: (630) 245-7200

-------------------------------------------------------------------------------
James S. Hamman, Jr., Secretary              Cameron S. Avery
Calamos Advisors LLC                         Bell, Boyd & Lloyd LLC
1111 East Warrenville Road                   70 West Madison Street, Suite 3100
Naperville, Illinois 60563-1493              Chicago, Illinois 60602-4207

                              (Agents for service)

===============================================================================

It is proposed that this filing will become effective:

              immediately upon filing pursuant to paragraph (b) of rule 485
      -------


              on                pursuant to paragraph (b) of rule 485
      -------    --------------



         X    60 days after filing pursuant to paragraph (a)(1) of rule 485
      -------


              on                 pursuant to paragraph (a)(1) of rule 485
      -------    ---------------


              75 days after filing pursuant to paragraph (a)(2) of rule 485
      ------

              on               pursuant to paragraph (a)(2) of rule 485
      ------     -------------

If appropriate, check the following box:

  X    This post-effective amendment designates a new effective date for a
------ previously filed post-effective amendment.

                 Amending Parts A, B and C, and filing exhibits



================================================================================

                                 (GLOBE PHOTO)
                                                      CALAMOS(R) FAMILY OF FUNDS

PROSPECTUS AUGUST    , 2005


CALAMOS Growth Fund


CALAMOS Blue Chip Fund


CALAMOS Value Fund


CALAMOS International Growth Fund


CALAMOS Global Growth and Income Fund


CALAMOS Growth and Income Fund


CALAMOS High Yield Fund


CALAMOS Convertible Fund

CALAMOS Market Neutral Fund


   The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal
   offense.                                           (CALAMOS INVESTMENTS LOGO)

TABLE OF CONTENTS



THE FUNDS........................................3

   GROWTH FUND (CVGRX)...........................4

   BLUE CHIP FUND (CBCAX).......................10

   VALUE FUND (CVAAX)...........................15

   INTERNATIONAL GROWTH FUND (CIGRX)............20

   GLOBAL GROWTH AND INCOME FUND (CVLOX)........25

   GROWTH AND INCOME FUND (CVTRX)...............33

   HIGH YIELD FUND (CHYDX)......................41

   CONVERTIBLE FUND (CCVIX).....................49

   MARKET NEUTRAL FUND (CVSIX)..................57

FUND FACTS......................................65

   WHO MANAGES THE FUNDS?.......................65

   HOW CAN I BUY SHARES?........................66

   HOW CAN I SELL SHARES?.......................72

   TRANSACTION INFORMATION......................74

   DISTRIBUTIONS AND TAXES......................77

FINANCIAL HIGHLIGHTS............................79

FOR MORE INFORMATION....................back cover

THE FUNDS



WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES COMMON TO THE FUNDS?



Each Fund described in this prospectus has different investment objectives and strategies, and may invest in different securities. The Funds differ principally in (i) how important growth potential and/or current income is considered when selecting investments, (ii) the types of securities selected as investments, such as convertible, fixed-income or equity securities, or foreign securities, and (iii) the risks involved with an investment in a Fund. In seeking to meet its investment objective(s), each Fund utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities. At the portfolio level, risk management tools are also used, such as diversification across companies, sectors and industries to achieve a risk-reward profile suitable for each Fund's objective.



A Fund's investment objectives may not be changed without the approval of a "majority of the outstanding" shares of that Fund, as defined in the Investment Company Act of 1940. There can be no assurance that a Fund will achieve its objectives.



WHAT ARE THE PRINCIPAL RISKS COMMON TO THE FUNDS?



This prospectus describes the risks you may face as an investor in the CALAMOS Family of Funds. It is important to keep in mind that generally investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Funds, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.


As with any security, there are market and investment risks associated with your investment in the Funds. The value of your investment will fluctuate over time and it is possible to lose money.


MARKET RISK. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock market, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests.



MARKET DISRUPTION RISK. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks (including the terrorist attacks in the United States on September 11, 2001), war and other geopolitical events or catastrophes. The Funds' investment adviser cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.



INVESTMENT MANAGEMENT. Whether a Fund achieves its investment objective(s) is significantly impacted by whether CALAMOS ADVISORS LLC ("Calamos Advisors"), as each Fund's investment adviser, is able to choose suitable investments for each Fund.

                                                PROSPECTUS   AUGUST   , 2005

GROWTH FUND (CVGRX)



WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?


The primary objective of the Growth Fund is long-term capital growth.


In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser's opinion, offer the best opportunities for growth, provided such securities satisfy certain criteria. First, the investment adviser uses quantitative screens to find companies with high growth rates relative to their industry. Next, it screens for companies whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital. The investment adviser then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns. Risk management guidelines also require a focus on portfolio construction, including diversification and how individual securities may fit in the overall portfolio.



The Fund's portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. Although the Fund anticipates that it will invest primarily in equity securities, it may invest in convertible securities and obligations such as bonds, debentures and notes that, in the investment adviser's opinion, present opportunities for capital appreciation.


When buying and selling securities, the Fund focuses on the issuer's earnings growth potential coupled with financial strength and stability. The Fund performs its own fundamental analysis, in addition to relying upon outside sources.

The Fund typically considers the issuer's:


     - financial soundness;



     - earnings and cash-flow forecast; and



     - quality of management.


In constructing its portfolio, the Fund tries to lower the risks of investing in stocks by also using a "top-down approach" of diversification by industry and company and by paying attention to macro-level investment themes.

The Fund may engage in active and frequent trading of portfolio securities.


WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?



EQUITY SECURITIES. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.


SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The investment adviser will monitor the creditworthiness of the firms to which the Fund lends securities.

DEFENSIVE INVESTING. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short-term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when the Fund has assumed a temporary defensive position, it may not be able to achieve its investment objective.

    Calamos Family of Funds

GROWTH FUND (CVGRX)



OTHER SECURITIES. Although not the principal investments or strategies of the Fund, the Fund may utilize other investments and investment techniques that may impact performance, including options, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.



WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?


In addition to the principal risks described below, the Fund's principal risks include market risk, market disruption risk and investment management risk. Please refer to the discussion of those risks under "The Funds" at the front of this prospectus.

EQUITY INVESTMENTS RISK. A substantial portion of the Fund's assets will be invested in equity securities. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.


GROWTH STOCK RISK. The Fund intends to invest in equity securities of companies that it believes will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion the Fund anticipates.



MID-SIZED AND SMALL COMPANY RISK. Mid-sized and small company stocks historically have been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of such company stocks tend to be more volatile than prices of large company stocks. Further, the prices of these company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.


PORTFOLIO TURNOVER RISK. Because the Fund may engage in active and frequent trading of portfolio securities, the Fund may have higher transaction costs, which would affect the Fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.

SECURITIES LENDING RISK. The Fund may lend its portfolio securities to broker-dealers and banks. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment adviser will monitor the creditworthiness of the firms to which the Fund lends securities.

                                                PROSPECTUS   AUGUST   , 2005

GROWTH FUND (CVGRX)



HOW HAS THE FUND PERFORMED IN THE PAST?



The bar chart below and the table on the following page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that how the Fund has performed in the past (before and after taxes) cannot predict how it will perform in the future. The information provided in the chart is for Class A shares and does not reflect sales charges, which reduce return.



CALENDAR YEAR PERFORMANCE -- CALAMOS GROWTH FUND


(CALAMOS GROWTH FUND BAR CHART)



                                                                      CALENDAR YEAR PERFORMANCE -
                                                                          CALAMOS GROWTH FUND
                                                                      ---------------------------
1995                                                                             27.50
1996                                                                             37.91
1997                                                                             24.21
1998                                                                             27.31
1999                                                                             77.68
2000                                                                             26.59
2001                                                                             -7.68
2002                                                                            -15.88
2003                                                                             42.34
2004




For the periods included in the bar chart, the Fund's highest return for a
calendar quarter was      % (the      quarter of      ), and the Fund's lowest
return for a calendar quarter was      % (the   quarter of      ).



The Fund's calendar year-to-date total return as of March 31, 2005 was      %.

    Calamos Family of Funds

GROWTH FUND (CVGRX)



The table below shows how the Fund's average annual performance (before and after taxes) for the one, five and ten year periods ended December 31, 2004 and since the Fund's inception, compared with broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.


After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004



                                                                                           SINCE
                                         ONE YEAR       FIVE YEARS       TEN YEARS       INCEPTION*
 CLASS A
 Return before taxes                           %               %                %               %
 Return after taxes on distributions
 Return after taxes on distributions
    and sale of fund shares
 CLASS B
 Return before taxes                                         --               --
 CLASS C
 Return before taxes                                                          --
 S&P 500 INDEX#                                                                               --
 RUSSELL MIDCAP GROWTH INDEX##                                                                --



 * Inception date for Class A shares is 9/4/90, inception date for Class B shares is 9/11/00 and inception date for Class C shares is 9/3/96.



 # The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market.


## The Russell Midcap Growth Index measures the performance of those Russell
   Midcap companies whose average market capitalization is approximately $4.2 billion, with higher price-to-book ratios and higher growth values.

                                                PROSPECTUS   AUGUST   , 2005

GROWTH FUND (CVGRX)



WHAT ARE THE FEES AND EXPENSES OF THE FUND?



The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and there are annual operating expenses, which are subtracted each year from the Fund's assets. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.



                                                        CLASS A         CLASS B         CLASS C
 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
 Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)                  4.75%           None            None
 Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)             None(1)         5.00%           1.00%
 Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends/Distributions                   None            None            None
 Redemption Fee on Shares Held Five Days or
    Less
    (as a percentage of amount redeemed)(2)              2.00%           2.00%           2.00%
 Exchange Fee                                            None            None            None
 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES DEDUCTED FROM FUND ASSETS):
 Management Fees
 Distribution and/or Service Fees (12b-1)                0.25%           1.00%           1.00%
 Other Expenses
 Total Annual Operating Expenses
 Fee Waiver and/or Expense Reimbursement
 Net Expenses



(1) The redemption of Class A shares purchased at net asset value ("NAV") pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.


(2) The redemption fee may be waived in certain circumstances as described under "Fund Facts -- How Can I Sell Shares?"


(3) CALAMOS ADVISORS has contractually agreed to waive fees and/or reimburse Fund expenses through August 31, 2005 so that the Total Annual Operating Expenses are limited to 1.75%, 2.50% and 2.50% for Class A shares, Class B shares and Class C shares, respectively.

    Calamos Family of Funds

GROWTH FUND (CVGRX)



EXAMPLES:


These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


This example shows an investment made and held for one year, three years, five years and ten years. In each case, the example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year, if applicable. Fee waivers are not considered when calculating expenses for subsequent years. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:



                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                           $                 $                   $                 $
 Class B*
 Class C**


You would pay the following expenses if you did not redeem your shares:





                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                           $                 $                   $                 $
 Class B*
 Class C



 * Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).



** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5 and 10 years (0%).

                                                PROSPECTUS   AUGUST   , 2005

BLUE CHIP FUND (CBCAX)



WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?


The primary objective of the Blue Chip Fund is long-term capital growth.

In pursuing its investment objective, the Fund seeks out a portfolio that opportunistically blends "Blue Chip" growth and value companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in "Blue Chip" companies. For this purpose, a Blue Chip company is one whose stock is included in the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average or a company with a market capitalization of at least $2 billion that the Fund's adviser believes is well established, well known and financially viable (usually with at least four consecutive quarters of as reported earnings excluding discontinued operations and extraordinary items).

When buying and selling growth-oriented securities, the Fund focuses on the issuer's earnings growth potential coupled with financial strength and stability. When buying and selling value-oriented securities, the Fund focuses on how an issuer's stock is valued relative to what the Fund's investment adviser considers to be the issuer's worth, the financial strength of the issuer and whether there is a near-term catalyst that could trigger an increase in the stock's price. Whether examining growth-oriented or value-oriented securities for selection, the Fund narrows its focus by utilizing a bottom up approach and its quantitative research.

In its fundamental analysis, the Fund typically considers the issuer's:


     - financial soundness;



     - earnings and cash-flow forecast; and



     - quality of management.



In constructing its portfolio, the Fund tries to lower the risks of investing in stocks by also using a "top-down approach" of diversification by industry and company and by paying attention to macro-level investment themes.


The Fund may engage in active and frequent trading of portfolio securities.


WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?



EQUITY SECURITIES. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.


DEFENSIVE INVESTING. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short-term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when the Fund has assumed a temporary defensive position, it may not be able to achieve its investment objective.


OTHER SECURITIES. Although not the principal investments or strategies of the Fund, the Fund may invest in foreign securities, preferred stocks and obligations such as bonds, debentures and notes that, in the investment adviser's opinion, present opportunities for capital appreciation. It may utilize other investments and investment techniques that may impact performance, including options, futures and other strategic transactions.

    Calamos Family of Funds

BLUE CHIP FUND (CBCAX)


More information about Fund investments and strategies is provided in the Statement of Additional Information.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?


In addition to the principal risks described below, the Fund's principal risks include market risk, market disruption risk and investment management risk. Please refer to the discussion of those risks under "The Funds" at the front of this prospectus.


EQUITY INVESTMENTS RISK. A substantial portion of the Fund's assets will be invested in equity securities. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.



PORTFOLIO TURNOVER RISK. Because the Fund may engage in active and frequent trading of portfolio securities, the Fund may have higher transaction costs, which would affect the Fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.



HOW HAS THE FUND PERFORMED IN THE PAST?



The bar chart below and the table on the following page provide some indication of the risks of investing in the Fund by showing the Fund's performance during the 2004 calendar year and how the Fund's average annual total return compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that how the Fund has performed in the past (before and after taxes) cannot predict how it will perform in the future. The information provided in the chart is for Class A shares and does not reflect sales charges, which reduce return.



CALENDAR YEAR PERFORMANCE -- CALAMOS BLUE CHIP FUND


(CALAMOS BLUE CHIP FUND BAR CHART)


                                                                      CALENDAR YEAR PERFORMANCE -
                                                                        CALAMOS BLUE CHIP FUND
                                                                      ---------------------------
2004



For the period included in the bar chart, the Fund's highest return for a
calendar quarter was      % (the      quarter of 2004), and the Fund's lowest
return for a calendar quarter was      % (the      quarter of 2004).



The Fund's calendar year-to-date total return as of March 31, 2005 was      %.

                                                PROSPECTUS   AUGUST   , 2005

BLUE CHIP FUND (CBCAX)



The table below shows how the Fund's average annual performance (before and after taxes) for the one year period ended December 31, 2004 and since the Fund's inception compared with broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.


After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004



                                                                                     SINCE
                                                                  ONE YEAR         INCEPTION*
 CLASS A
 Return before taxes                                                    %                 %
 Return after taxes on distributions
 Return after taxes on distributions and sale of fund
    shares
 CLASS B
 Return before taxes
 CLASS C
 Return before taxes
 S&P 500 INDEX#                                                                         --



 * Inception date for Class A, Class B and Class C shares is 12/1/03.



# The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market.

    Calamos Family of Funds

BLUE CHIP FUND (CBCAX)



WHAT ARE THE FEES AND EXPENSES OF THE FUND?



The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and there are annual operating expenses, which are subtracted each year from the Fund's assets. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.



                                                        CLASS A         CLASS B         CLASS C
 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
 Maximum Sales Charge (Load) on Purchases (as a
    percentage of offering price)                        4.75%           None            None
 Maximum Deferred Sales Charge (Load) (as a
    percentage of redemption proceeds)                   None(1)         5.00%           1.00%
 Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends/Distributions                   None            None            None
 Redemption Fee on Shares Held Five Days or
    Less (as a percentage of amount
    redeemed)(2)                                         2.00%           2.00%           2.00%
 Exchange Fee                                            None            None            None
 ANNUAL FUND OPERATING EXPENSES (EXPENSES
 DEDUCTED FROM FUND ASSETS):
 Management Fees
 Distribution and/or Service Fees (12b-1)                0.25%           1.00%           1.00%
 Other Expenses
 Total Annual Operating Expenses(3)
 Fee Waiver and/or Expense Reimbursement
 Net Expenses



(1) The redemption of Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.


(2) The redemption fee may be waived in certain circumstances as described under "Fund Facts--How Can I Sell Shares?"


(3) CALAMOS ADVISORS has contractually agreed to waive fees and/or reimburse Fund expenses through August 31, 2005 so that the Total Annual Operating Expenses are limited to 1.75%, 2.50% and 2.50% for Class A shares, Class B shares and Class C shares, respectively.

                                                PROSPECTUS   AUGUST   , 2005

BLUE CHIP FUND (CBCAX)



EXAMPLES:


These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


This example shows an investment made and held for one year, three years, five years and ten years. In each case, the example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year, if applicable. Fee waivers are not considered when calculating expenses for subsequent years. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:



                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                          $                 $                   $                 $
 Class B*
 Class C**


You would pay the following expenses if you did not redeem your shares:


                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                          $                 $                   $                 $
 Class B*
 Class C



 * Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).



** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5 and 10 years (0%).

    Calamos Family of Funds

VALUE FUND (CVAAX)



WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?


The primary objective of the Value Fund is long-term capital growth.

In pursuing the Fund's investment objective, it seeks out stocks that, in its opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company's future free cash flow).


Although the Fund anticipates that it will invest primarily in U.S. equity securities, it also may invest in foreign securities, convertible securities, preferred stocks and obligations such as bonds, debentures and notes that, in its opinion, present opportunities for capital appreciation.


When buying and selling securities, the Fund focuses on individual stock selection (called a "bottom-up approach"). The Fund uses quantitative research to help it determine how an issuer's stock is valued relative to what the Fund considers to be the issuer's intrinsic worth, the financial strength of the issuer and whether there is a near-term catalyst that could trigger an increase in the stock's price. The Fund performs its own fundamental analysis, in addition to depending upon other sources.

In its analysis, the Fund typically considers the issuer's:


     - financial soundness;



     - earnings and cash-flow forecast; and



     - quality of management.



In constructing its portfolio, the Fund tries to lower the risks of investing in stocks by also using a "top-down approach" of diversification by industry and company and by paying attention to macro-level investment themes.



WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?



EQUITY SECURITIES. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.


SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The investment adviser will monitor the creditworthiness of the firms to which the Fund lends securities.

DEFENSIVE INVESTING. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short-term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when the Fund has assumed a temporary defensive position, it may not be able to achieve its investment objective.


OTHER SECURITIES. Although not the principal investments or strategies of the Fund, it may utilize other investments and investment techniques that may impact performance, including options, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

                                                PROSPECTUS   AUGUST   , 2005

VALUE FUND (CVAAX)



WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?


In addition to the principal risks described below, the Fund's principal risks include market risk, market disruption risk and investment management risk. Please refer to the discussion of those risks under "The Funds" at the front of this prospectus.


EQUITY INVESTMENTS RISK. A substantial portion of the Fund's assets will be invested in equity securities. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.



VALUE STYLE RISK. Value stocks involve the risk that they may never reach what the Fund believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the Fund misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market conditions, the Fund's performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).



HOW HAS THE FUND PERFORMED IN THE PAST?



The bar chart below and the table on the following page provide some indication of the risks of investing in the Fund by showing the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that how the Fund has performed in the past (before and after taxes) cannot predict how it will perform in the future. The information provided in the chart is for Class A shares and does not reflect sales charges, which reduce return.



CALENDAR YEAR PERFORMANCE -- CALAMOS VALUE FUND


(BAR GRAPH)


                                                                      CALENDAR YEAR PERFORMANCE -
                                                                          CALAMOS VALUE FUND
                                                                      ---------------------------
2002                                                                            -18.70
2003                                                                             33.33
2004




For the periods included in the bar chart, the Fund's highest return for a
calendar quarter was      % (the   quarter of      ), and the Fund's lowest
return for a calendar quarter was      % (the    quarter of      ).



The Fund's calendar year-to-date total return as of March 31, 2005 was     %.

    Calamos Family of Funds

VALUE FUND (CVAAX)



The table below shows how the Fund's average annual performance (before and after taxes) for the one year period ended December 31, 2004 and since the Fund's inception, compared with broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.


After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004



                                                                     ONE            SINCE
                                                                     YEAR         INCEPTION*
 CLASS A
 Return before taxes                                                     %               %
 Return after taxes on distributions
 Return after taxes on distributions and sale of fund shares
 CLASS B
 Return before taxes
 CLASS C
 Return before taxes
 RUSSELL 1000 VALUE INDEX(#)                                                           --



* Inception date for Class A, Class B and Class C shares is 1/2/02.



# The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

                                                PROSPECTUS   AUGUST   , 2005

VALUE FUND (CVAAX)



WHAT ARE THE FEES AND EXPENSES OF THE FUND?



The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and there are annual operating expenses, which are subtracted each year from the Fund's assets. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.



                                                        CLASS A         CLASS B         CLASS C
 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
 Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)                  4.75%           None            None
 Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)             None(1)         5.00%           1.00%
 Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends/Distributions                   None            None            None
 Redemption Fee on Shares Held Five Days or
    Less
    (as a percentage of amount redeemed)(2)              2.00%           2.00%           2.00%
 Exchange Fee                                            None            None            None
 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES DEDUCTED FROM FUND ASSETS):
 Management Fees
 Distribution and/or Service Fees (12b-1)                0.25%           1.00%           1.00%
 Other Expenses
 Total Annual Operating Expenses(3)
 Fee Waiver and/or Expense Reimbursement
 Net Expenses



(1) The redemption of Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.


(2) The redemption fee may be waived in certain circumstances as described under "Fund Facts -- How Can I Sell Shares?"


(3) CALAMOS ADVISORS has contractually agreed to waive fees and/or reimburse fund expenses through August 31, 2005 so that the Total Annual Operating Expenses are limited to 1.75%, 2.50% and 2.50% for Class A shares, Class B shares and Class C shares, respectively.

    Calamos Family of Funds

VALUE FUND (CVAAX)



EXAMPLES:


These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


This example shows an investment made and held for one year, three years, five years and ten years. In each case, the example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year, if applicable. Fee waivers are not considered when calculating expenses for subsequent years. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:



                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                           $                $                   $                 $
 Class B*
 Class C**


You would pay the following expenses if you did not redeem your shares:




                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                           $                $                   $                 $
 Class B*
 Class C



 * Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).



** The contingent deferred sales charge was applied as follows: 1 year (1%), 3, 5 and 10 years (0%).

                                                PROSPECTUS   AUGUST   , 2005

INTERNATIONAL GROWTH FUND (CIGRX)



WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?


The primary objective of the International Growth Fund is long-term capital growth.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser's opinion, offer some of the best opportunities for growth primarily outside the United States, provided such securities satisfy certain criteria. First, the investment adviser uses quantitative screens to find companies with high growth rates relative to their industry. Next, it screens for companies whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital. The investment adviser then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns. Risk management guidelines also require a focus on portfolio construction, including diversification and how individual securities may fit in the overall portfolio.


Normally, the Fund invests in securities markets of at least three countries, which may include the United States. A significant portion of the Fund's assets will be invested in foreign securities, including securities of emerging markets.


The Fund's portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. Although the Fund anticipates that it will invest primarily in equity securities, it may invest in convertible securities, preferred stocks and obligations such as bonds, debentures and notes that, in the investment adviser's opinion, present opportunities for capital appreciation.


When buying and selling the types of securities referenced above, the investment adviser focuses on the issuer's potential for revenue and earnings growth and return on capital as well as the sustainability of these factors. The investment adviser performs its own fundamental analysis, in addition to relying upon outside sources. The investment adviser also typically considers the issuer's earnings and cash-flow forecast and quality of management.


In constructing its portfolio, the Fund tries to lower the risks of investing in stocks by also using a "top-down approach" of diversification by industry and company and by paying attention to macro-level investment themes.

The Fund may engage in active and frequent trading of portfolio securities.


WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?


FOREIGN SECURITIES. The Fund may invest up to 100% of its net assets in securities of foreign issuers. A foreign issuer is a company organized under the laws of a foreign country that is principally traded in the financial markets of a foreign country. Foreign securities do not include securities represented by American Depository Receipts (ADRs) or securities guaranteed by a U.S. person.


EQUITY SECURITIES. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.


SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The investment adviser will monitor the creditworthiness of the firms to which the Fund lends securities.

DEFENSIVE INVESTING. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types

    Calamos Family of Funds

INTERNATIONAL GROWTH FUND (CIGRX)


of money market and short-term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when the Fund has assumed a temporary defensive position, it may not be able to achieve its investment objective.


OTHER SECURITIES. Although not the principal investments or strategies of the Fund, the Fund may utilize other investments and investment techniques that may impact performance, including options, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.



WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?



In addition to the principal risks described below, the Fund's principal risks include market risk, market disruption risk and investment management risk. Please refer to the discussion of those risks under "The Funds" at the front of this prospectus.



FOREIGN SECURITIES RISK. The Fund may invest up to 100% of the Fund's net assets in securities of foreign issuers. The Fund will invest primarily in foreign equity securities, but also may invest in foreign convertible securities, preferred stock, bonds, debentures and notes. There are special risks associated with investing in foreign securities that are not typically associated with investing in U. S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities; different securities regulation; different accounting, auditing and financial reporting standards; and less liquidity in foreign markets than in U.S. markets.


EMERGING MARKETS RISK. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

EQUITY INVESTMENTS RISK. A substantial portion of the Fund's assets will be invested in equity securities. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

GROWTH STOCK RISK. The Fund intends to invest in equity securities of companies that it believes will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion the Fund anticipates.

MID-SIZED AND SMALL COMPANY RISK. Mid-sized and small company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly,

                                                PROSPECTUS   AUGUST   , 2005

INTERNATIONAL GROWTH FUND (CIGRX)


the prices of such company stocks tend to be more volatile than prices of large company stocks. Further, the prices of these company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.


PORTFOLIO TURNOVER RISK. Because the Fund may engage in active and frequent trading of portfolio securities, the Fund may have higher transaction costs, which would affect the Fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.


SECURITIES LENDING RISK. The Fund may lend its portfolio securities to broker-dealers and banks. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment adviser will monitor the creditworthiness of the firms to which the Fund lends securities.


HOW HAS THE FUND PERFORMED IN THE PAST?


Please note that the performance information has not been presented for the Fund because the Fund has not been in existence for at least one calendar year.

    Calamos Family of Funds

INTERNATIONAL GROWTH FUND (CIGRX)



WHAT ARE THE FEES AND EXPENSES OF THE FUND?



The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and there are annual operating expenses, which are subtracted each year from the Fund's assets. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.



                                                        CLASS A         CLASS B         CLASS C
 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
 Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)                  4.75%           None            None
 Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)             None(1)         5.00%           1.00%
 Maximum Sales Charge Load Imposed on
    Reinvested Dividends/Distributions                   None            None            None
 Redemption Fee on Shares Held Five Days or
    Less
    (as a percentage of amount redeemed)(2)              2.00%           2.00%           2.00%
 Exchange Fee                                            None            None            None
 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
 Management Fees(3)
 Distribution and/or Service (12b-1) Fees                0.25%           1.00%           1.00%
 Other Expenses(4)
 Total Annual Operating Expenses(5)
 Fee Waiver and/or Expense Reimbursement
 Net Expenses



(1) The redemption of Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.


(2) The redemption fee may be waived in certain circumstances as described under "Fund Facts -- How Can I Sell Shares?"

(3) The Management Fee will be subject to a performance adjustment commencing in March 2006 as described under "Fund Facts -- Who Manages the Fund?"


(4) Because the Fund is new, the amounts shown for "Other Expenses" are based on estimated amounts for the current fiscal year.



(5) CALAMOS ADVISORS has contractually agreed to waive fees and/or reimburse Fund expenses through August 31, 2005 so that the Total Annual Operating Expenses are limited to 1.75%, 2.50% and 2.50% for Class A shares, Class B shares and Class C shares, respectively.

                                                PROSPECTUS   AUGUST   , 2005

INTERNATIONAL GROWTH FUND (CIGRX)


EXAMPLES:


These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


This example shows an investment made and held for one year and three years. In each case, the example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year, if applicable. Fee waivers are not considered when calculating expenses for subsequent years. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:



                                                                ONE YEAR         THREE YEARS
 Class A                                                          $                $
 Class B*
 Class C**


You would pay the following expenses if you did not redeem your shares:


                                                                ONE YEAR         THREE YEARS
 Class A                                                          $                 $
 Class B
 Class C



 * The contingent deferred sales charge was applied as follows: 1 year (5%) and 3 years (3%).



** The contingent deferred sales charge was applied as follows: 1 year (1%) and 3 years (0%).


 24
    Calamos Family of Funds

GLOBAL GROWTH AND INCOME FUND (CVLOX)



WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?


The primary objective of the Global Growth and Income Fund is high long-term total return through capital appreciation and current income. The Fund invests primarily in a globally diversified portfolio of convertible, equity and fixed-income securities. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser's opinion, the appropriate balance between risk and reward in terms of growth and income.


The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions.



Normally, the Fund invests in the securities markets of at least three countries, which may include the United States. A significant portion of the Fund's assets will be invested in foreign securities. The Fund may invest a portion of its assets in securities of issuers in emerging markets. International investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.



WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?


FOREIGN SECURITIES. The Fund may invest up to 100% of its net assets in securities of foreign issuers. A foreign issuer is a company organized under the laws of a foreign country that is principally traded in the financial markets of a foreign country. Foreign securities do not include securities represented by American Depository Receipts (ADRs) or securities guaranteed by a U.S. person.


CONVERTIBLE SECURITIES. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.


Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option," which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.


SYNTHETIC CONVERTIBLE SECURITIES. The Fund may also create a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.


The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity.

                                                PROSPECTUS   AUGUST   , 2005

GLOBAL GROWTH AND INCOME FUND (CVLOX)


Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.


RULE 144A SECURITIES. The Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.



EQUITY SECURITIES. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.



HIGH YIELD FIXED-INCOME SECURITIES (JUNK BONDS). The Fund may invest without limit in convertible and non-convertible debt securities commonly known as "junk bonds" that are rated BB or lower by S&P, or Ba or lower by Moody's, or that are not rated but are considered by the Fund's investment adviser to be of similar quality. The Fund will not, however, acquire a security rated below C.



DEFENSIVE INVESTING. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short-term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when the Fund has assumed a temporary defensive position, it may not be able to achieve its investment objective.



OTHER SECURITIES. Although not the principal investments or strategies of the Fund, the Fund may utilize other investments and investment techniques that may impact performance, including options, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.



WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?


In addition to the principal risks described below, the Fund's principal risks include market risk, market disruption risk and investment management risk. Please refer to the discussion of those risks under "The Funds" at the front of this prospectus.


FOREIGN SECURITIES RISK. The Fund may invest up to 100% of the Fund's net assets in securities of foreign issuers. There are special risks associated with investing in foreign securities that are not typically associated with investing in U. S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities; different securities regulation; different accounting, auditing and financial reporting standards; and less liquidity in foreign markets than in U.S. markets.



EMERGING MARKETS RISK. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries

    Calamos Family of Funds

GLOBAL GROWTH AND INCOME FUND (CVLOX)


(such as reversals of economic liberalization, political unrest or changes in trading status). These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


DEFAULT RISK. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.



CONVERTIBLE SECURITIES RISK. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of a convertible security tends to decline as prevailing interest rate levels increase. Conversely, a convertible security's investment value increases as prevailing interest rate levels decline. However, the convertible security's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. The conversion value of a convertible security tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.


As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.


If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders. Consequently, the issuer's convertible securities entail less risk than its common stock.



INTEREST RATE RISK. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.



EQUITY INVESTMENTS RISK. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.



GROWTH STOCK RISK. The Fund intends to invest in equity securities of companies that it believes will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion the Fund anticipates.



SMALL COMPANY RISK. Small company stocks historically have been subject to greater investment risk than large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks

                                                PROSPECTUS   AUGUST   , 2005

GLOBAL GROWTH AND INCOME FUND (CVLOX)


tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.


RULE 144A SECURITIES RISK. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers, such as the Fund, under Rule 144A under the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 15% of its total assets in securities that are illiquid at the time of purchase, that is, not readily marketable. If qualified institutional buyers are unwilling to purchase these Rule 144A securities, the percent of the Fund's assets invested in illiquid securities would increase. Normally, the Fund purchases Rule 144A securities only if the adviser has determined them to be liquid. If any Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.



HIGH YIELD FIXED-INCOME SECURITIES (JUNK BONDS) RISK. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.



SYNTHETIC CONVERTIBLE SECURITIES RISK. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.



TAX RISK. The Fund may invest in convertible securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult for the Fund to comply with the tax requirements applicable to regulated investment companies if the tax characterization of the Fund's investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service.

    Calamos Family of Funds

GLOBAL GROWTH AND INCOME FUND (CVLOX)



HOW HAS THE FUND PERFORMED IN THE PAST?



The bar chart below and the table below on the following page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that how the Fund has performed in the past (before and after taxes) cannot predict how it will perform in the future. The information provided in the chart is for Class A shares and does not reflect sales charges, which reduce return.



CALENDAR YEAR PERFORMANCE -- CALAMOS GLOBAL GROWTH AND INCOME FUND


[CALAMOS GLOBAL GROWTH AND INCOME FUND BAR CHART]


                                                                      CALENDAR YEAR PERFORMANCE -
                                                                   CALAMOS GLOBAL GROWTH AND INCOME
                                                                                 FUND
                                                                   --------------------------------
1997                                                                             18.34
1998                                                                             14.09
1999                                                                             47.22
2000                                                                             -5.86
2001                                                                             -7.00
2002                                                                             -5.40
2003                                                                             22.61
2004



For the periods included in the bar chart, the Fund's highest return for a
calendar quarter was      % (the      quarter of      ), and the Fund's lowest
return for a calendar quarter was      % (the      quarter of      ).



The Fund's calendar year-to-date total return as of March 31, 2005 was      %.

                                                PROSPECTUS   AUGUST   , 2005

GLOBAL GROWTH AND INCOME FUND (CVLOX)



The table below shows how the Fund's average annual performance (before and after taxes) for the one and five year periods ended December 31, 2004 and since the Fund's inception, compared with broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.


After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004



                                                                                        SINCE
                                                      ONE YEAR       FIVE YEAR        INCEPTION*
 CLASS A
 Return before taxes                                        %               %                %
 Return after taxes on distributions
 Return after taxes on distributions and sale of
    fund shares
 CLASS B
 Return before taxes                                                      --
 CLASS C
 Return before taxes
 MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX#                                         --



 * Inception date for Class A shares is 9/9/96, inception date for Class B shares is 9/11/00 and inception date for Class C shares is 9/24/96.


 # The MSCI World Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific region.

    Calamos Family of Funds

GLOBAL GROWTH AND INCOME FUND (CVLOX)



WHAT ARE THE FEES AND EXPENSES OF THE FUND?


The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and there are annual operating expenses, which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.


                                                        CLASS A         CLASS B         CLASS C
 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
 Maximum Sales Charge (Load) on Purchases (as a
    percentage of offering price)                        4.75%           None            None
 Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)             None(1)         5.00%           1.00%
 Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends/Distributions                   None            None            None
 Redemption Fee on Shares Held Five Days or
    Less
    (as a percentage of amount redeemed)(2)              2.00%           2.00%           2.00%
 Exchange Fee                                            None            None            None
 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES DEDUCTED FROM FUND ASSETS):
 Management Fees
 Distribution and/or Service Fees (12b-1)                0.25%           1.00%           1.00%
 Other Expenses
 Total Annual Operating Expenses(3)
 Fee Waiver and/or Expense Reimbursement
 Net Expenses



(1) The redemption of Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.5% if redeemed within two years of purchase.


(2) The redemption fee may be waived in certain circumstances as described under "Fund Facts -- How Can I Sell Shares?"


(3) CALAMOS ADVISORS has contractually agreed to waive fees and/or reimburse Fund expenses through August 31, 2005 so that the Total Annual Operating Expenses are limited to 1.75%, 2.50% and 2.50% for Class A shares, Class B shares, Class C shares, respectively.

                                                PROSPECTUS   AUGUST   , 2005

GLOBAL GROWTH AND INCOME FUND (CVLOX)



EXAMPLES:


These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


This example shows an investment made and held for one year, three years, five years and ten years. In each case, the example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year, if applicable. Fee waivers are not considered when calculating expenses for subsequent years. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:



                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                           $                 $                   $                 $
 Class B*
 Class C**


You would pay the following expenses if you did not redeem your shares:


                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                           $                 $                   $                 $
 Class B*
 Class C



 * Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).


** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5, and 10 years (0%).

    Calamos Family of Funds

GROWTH AND INCOME FUND (CVTRX)



WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?


The primary objective of the Growth and Income Fund is high long-term total return through growth and current income. The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser's opinion, the appropriate balance between risk and reward in terms of growth and income.


The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from two to ten years. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.



WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?


CONVERTIBLE SECURITIES. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.

Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option," which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.


EQUITY SECURITIES. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.



HIGH YIELD FIXED-INCOME SECURITIES (JUNK BONDS). The Fund may invest without limit in convertible and non-convertible debt securities commonly known as "junk bonds" that are rated BB or lower by Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P"), or Ba or lower by Moody's Investor Services, Inc. ("Moody's"), or that are not rated but are considered by the Fund's investment adviser to be of similar quality. The Fund will not, however, purchase a security rated below C.



SYNTHETIC CONVERTIBLE SECURITIES. The Fund may also create a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each

                                                PROSPECTUS   AUGUST   , 2005

GROWTH AND INCOME FUND (CVTRX)


basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

FOREIGN SECURITIES. The Fund may invest up to 25% of its net assets in securities of foreign issuers. A foreign issuer is a company organized under the laws of a foreign country that has its principal trading market for its security in a foreign country. For purposes of the 25% limitation, foreign securities do not include securities represented by American Depository Receipts (ADRs) or securities guaranteed by a U.S. person. ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security. Foreign investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

RULE 144A SECURITIES. The Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

DEFENSIVE INVESTING. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short-term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when the Fund has assumed a temporary defensive position, it may not be able to achieve its investment objective.

SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The investment adviser will monitor the creditworthiness of the firms to which the Fund lends securities.


OTHER SECURITIES. Although not the principal investments or strategies of the Fund, the Fund may utilize other investments and investment techniques that may impact performance, including options, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.



WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?


In addition to the principal risks described below, the Fund's principal risks include market risk, market disruption risk and investment management risk. Please refer to the discussion of those risks under "The Funds" at the front of this prospectus.


CONVERTIBLE SECURITIES RISK. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of a convertible security tends to decline as prevailing interest rate levels increase. Conversely, a convertible security's investment value increases as

    Calamos Family of Funds

GROWTH AND INCOME FUND (CVTRX)



prevailing interest rate levels decline. However, the convertible security's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. The conversion value of a convertible security tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.


As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.

If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders. Consequently, the issuer's convertible securities entail less risk than its common stock.


HIGH YIELD FIXED-INCOME SECURITIES (JUNK BONDS) RISK. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.



EQUITY INVESTMENTS RISK. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.



SYNTHETIC CONVERTIBLE SECURITIES RISK. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.



INTEREST RATE RISK. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.



DEFAULT RISK. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.



MID-SIZED AND SMALL COMPANY RISK. Mid-sized and small company stocks historically have been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of such company stocks tend to be more volatile than prices of large company stocks. Further, the prices of these company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

                                                PROSPECTUS   AUGUST   , 2005

GROWTH AND INCOME FUND (CVTRX)



RULE 144A SECURITIES RISK. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers, such as the Fund, under Rule 144A under the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 10% of its total assets in securities that are illiquid at the time of purchase, that is, not readily marketable. If qualified institutional buyers are unwilling to purchase these Rule 144A securities, the percent of the Fund's assets invested in illiquid securities would increase. Normally, the Fund purchases Rule 144A securities only if the adviser has determined them to be liquid. If any Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.



FOREIGN SECURITIES RISK. There are special risks associated with investing in foreign securities, including fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of the security and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information with respect to issuers of securities; different securities regulation; different accounting, auditing and financial reporting standards; and less liquidity in foreign markets than in U.S. markets.



TAX RISK. The Fund may invest in convertible securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult for the Fund to comply with the tax requirements applicable to regulated investment companies if the tax characterization of the Fund's investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service.



SECURITIES LENDING RISK. The Fund may lend its portfolio securities to broker-dealers and banks. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment adviser will monitor the creditworthiness of the firms to which the Fund lends securities.

    Calamos Family of Funds

GROWTH AND INCOME FUND (CVTRX)



HOW HAS THE FUND PERFORMED IN THE PAST?



The bar chart below and the table on the following page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that how the Fund has performed in the past (before and after taxes) cannot predict how it will perform in the future. The information provided in the chart is for Class A shares and does not reflect sales charges, which reduce return.



CALENDAR YEAR PERFORMANCE -- CALAMOS GROWTH & INCOME FUND


(BAR CHART)

                                                                      CALENDAR YEAR PERFORMANCE -
                                                                     CALAMOS GROWTH & INCOME FUND
                                                                     ----------------------------
1995                                                                             29.14
1996                                                                             19.22
1997                                                                             23.34
1998                                                                             17.62
1999                                                                             52.97
2000                                                                              6.86
2001                                                                             -2.38
2002                                                                             -4.10
2003                                                                             27.57
2004


For the periods included in the bar chart, the Fund's highest return for a
calendar quarter was      % (the      quarter of      ), and the Fund's lowest
return for a calendar quarter was      (the      quarter of      ).



The Fund's calendar year-to-date total return as of March 31, 2005 was    %.

                                                PROSPECTUS   AUGUST   , 2005

GROWTH AND INCOME FUND (CVTRX)



The table below shows how the Fund's average annual performance (before and after taxes) for the one, five and ten year periods ended December 31, 2004 and since the Fund's inception, compared with broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.


After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004



                                                                                           SINCE
                                         ONE YEAR       FIVE YEARS       TEN YEARS       INCEPTION*
 CLASS A
 Return before taxes                           %               %                %               %
 Return after taxes on distributions
 Return after taxes on distributions
    and sale of fund shares
 CLASS B
 Return before taxes                                         --               --
 CLASS C
 Return before taxes                                                          --
 S&P 500 INDEX#                                                                               --
 VALUE LINE CONVERTIBLE INDEX##                                                               --



 * Inception date for Class A shares is 9/22/88, inception date for Class B shares is 9/11/00 and inception date for Class C shares is 8/5/96.



 # The S&P 500 Stock Index is an unmanaged index generally considered representative of the U.S. stock market.


## The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

    Calamos Family of Funds

GROWTH AND INCOME FUND (CVTRX)



WHAT ARE THE FEES AND EXPENSES OF THE FUND?


The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and there are annual operating expenses, which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.


                                                        CLASS A         CLASS B         CLASS C
 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
 Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)                  4.75%           None            None
 Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)             None(1)         5.00%           1.00%
 Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends/Distributions                   None            None            None
 Redemption Fee on Shares Held Five Days or
    Less
    (as a percentage of amount redeemed)(2)              2.00%           2.00%           2.00%
 Exchange Fee                                            None            None            None
 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES DEDUCTED FROM FUND ASSETS):
 Management Fees
 Distribution and/or Service Fees (12b-1)                0.25%           1.00%           1.00%
 Other Expenses
 Total Annual Operating Expenses(3)
 Fee Waiver and/or Expense Reimbursement
 Net Expenses



(1) The redemption of Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.


(2) The redemption fee may be waived in certain circumstances as described under "Fund Facts--How Can I Sell Shares?"


(3) CALAMOS ADVISORS has contractually agreed to waive fees and/or reimburse Fund expenses through August 31, 2005 so that the Total Annual Operating Expenses are limited to 1.75%, 2.50% and 2.50% for Class A shares, Class B shares and Class C shares, respectively.

                                                PROSPECTUS   AUGUST   , 2005

GROWTH AND INCOME FUND (CVTRX)



EXAMPLES:


These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


This example shows an investment made and held for one year, three years, five years and ten years. In each case, the example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year, if applicable. Fee waivers are not considered when calculating expenses for subsequent years. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:



                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                           $                 $                   $                 $
 Class B*
 Class C**


You would pay the following expenses if you did not redeem your shares:





                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                           $                 $                   $                 $
 Class B*
 Class C



 * Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).



** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5 and 10 years (0%).

    Calamos Family of Funds

HIGH YIELD FUND (CHYDX)



WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?


The primary objective of the High Yield Fund is the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain, where consistent with the Fund's primary objective.

The Fund invests mainly in a diversified portfolio of high yield fixed-income securities (often referred to as "junk bonds") issued by both U.S. and foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in high yield, fixed-income securities (junk bonds).


The Fund may invest without limit in high yield fixed-income securities. The average term to maturity of the Fund's fixed-income securities will typically range from two to ten years. The Fund may invest up to 25% of its net assets in foreign securities.



The high yield fixed-income securities in which the Fund intends to invest have lower credit ratings than investment grade securities (those rated BBB or higher by S&P, or Baa or higher by Moody's). However, junk bonds typically offer a significantly higher yield, as well as greater risks, than investment grade securities. The Fund may invest in both convertible and non-convertible high yield bonds and each shall be considered high yield, fixed-income securities for purposes of the Fund's policy of investing at least 80% of its net assets (plus any borrowings) in junk bonds. Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities.



S&P's and Moody's ratings are used only as preliminary indicators of investment quality. The Fund also uses its own credit research and analysis.



Achievement of the Fund's investment objectives will be more dependent on its credit analysis than would be the case if the Fund were investing in higher-quality debt securities. The Fund's analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology and foreign business exposure.



The portion of the Fund's assets that is not invested in junk bonds may be invested in equity securities, higher rated fixed-income securities and other securities as described below.



WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?



HIGH YIELD FIXED-INCOME SECURITIES (JUNK BONDS). As discussed above, the Fund may invest without limit in convertible and non-convertible debt securities rated BB or lower by S&P, or Ba or lower by Moody's, and in securities that are not rated but are considered by the investment adviser to be of similar quality.



CONVERTIBLE SECURITIES. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.



Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option," which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.



SYNTHETIC CONVERTIBLE SECURITIES. The Fund may also create a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible


                                                                              41
                                                PROSPECTUS   AUGUST   , 2005

HIGH YIELD FUND (CHYDX)



component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.



The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.



RULE 144A SECURITIES. The Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.



FOREIGN SECURITIES. The Fund may invest up to 25% of its net assets in securities of foreign issuers. A foreign issuer is a company organized under the laws of a foreign country that is principally traded in the financial markets of a foreign country. For purposes of the 25% limitation, foreign securities do not include securities represented by American Depository Receipts (ADRs) or securities guaranteed by a U.S. person. International investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.



DEFENSIVE INVESTING. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short-term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when it has assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.



SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The investment adviser will monitor the creditworthiness of the firms to which the Fund lends securities.



OTHER SECURITIES. Although not the principal investments or strategies of the Fund, the Fund may utilize other investments and investment techniques that may impact performance, including options, warrants, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.

    Calamos Family of Funds

HIGH YIELD FUND (CHYDX)



WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?


In addition to the principal risks described below, the Fund's principal risks include market risk, market disruption risk and investment management risk. Please refer to the discussion of those risks under "The Funds" at the front of this prospectus.


HIGH YIELD FIXED-INCOME SECURITIES (JUNK BONDS) RISK. As mentioned above, under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings) will be invested in junk bonds. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bonds will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.



DEFAULT RISK. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.



INTEREST RATE RISK. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.



CONVERTIBLE SECURITIES RISK. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of a convertible security tends to decline as prevailing interest rate levels increase. Conversely, a convertible security's investment value increases as prevailing interest rate levels decline. However, the convertible security's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. The conversion value of a convertible security tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.


As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.


If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders. Consequently, the issuer's convertible securities entail less risk than its common stock.



RULE 144A SECURITIES RISK. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers, such as the Fund, under Rule 144A under the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 10% of its total assets in securities that are illiquid at the time of purchase, that is, not readily marketable. If qualified

                                                PROSPECTUS   AUGUST   , 2005

HIGH YIELD FUND (CHYDX)


institutional buyers are unwilling to purchase these Rule 144A securities, the percent of the Fund's assets invested in illiquid securities would increase. Normally, the Fund purchases Rule 144A securities only if the adviser has determined them to be liquid. If any Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.


FOREIGN SECURITIES RISK. The Fund may invest up to 25% of its net assets in the securities of foreign issuers. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities; different securities regulation; different accounting, auditing and financial reporting standards; and less liquidity in foreign markets than in U.S. markets.



SYNTHETIC CONVERTIBLE SECURITIES RISK. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.



SECURITIES LENDING RISK. The Fund may lend its portfolio securities to broker-dealers and banks. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment adviser will monitor the creditworthiness of the firms to which the Fund lends securities.



TAX RISK. The Fund may invest in convertible securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult for the Fund to comply with the tax requirements applicable to regulated investment companies if the tax characterization of the Fund's investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service.

    Calamos Family of Funds

HIGH YIELD FUND (CHYDX)



HOW HAS THE FUND PERFORMED IN THE PAST?



The bar chart below and the table on the following page provide some indication of the risks of investing in the Fund by showing the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that how the Fund has performed in the past (before and after taxes) cannot predict how it will perform in the future. The information provided in the chart is for Class A shares and does not reflect sales charges, which reduce return.



CALENDAR YEAR PERFORMANCE -- CALAMOS HIGH YIELD FUND


[CALAMOS HIGH YIELD FUND BAR CHART]

                                                                      CALENDAR YEAR PERFORMANCE -
                                                                        CALAMOS HIGH YIELD FUND
                                                                      ---------------------------
2000                                                                              1.14
2001                                                                             10.19
2002                                                                              0.47
2003                                                                             24.78
2004


For the periods included in the bar chart, the Fund's highest return for a
calendar quarter was   % (the   quarter of      ), and the Fund's lowest return
for a calendar quarter was      % (the   quarter of      ).



The Fund's calendar year-to-date total return as of March 31, 2005 was      %.

                                                PROSPECTUS   AUGUST   , 2005

HIGH YIELD FUND (CHYDX)



The table below shows how the Fund's average annual performance (before and after taxes) for the one and five year periods ended December 31, 2004 and since the Fund's inception, compared with broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.


After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004



                                                                                        SINCE
                                                      ONE YEAR       FIVE YEARS       INCEPTION*
 CLASS A
 Return before taxes                                        %               %                %
 Return after taxes on distributions
 Return after taxes on distributions and sale of
    fund shares
 CLASS B
 Return before taxes                                                      --
 CLASS C
 Return before taxes                                                      --
 CSFB HIGH YIELD INDEX#                                                                    --



 * Inception date for Class A shares is 8/1/99 and inception date for Class B and Class C shares is 12/21/00.



 # The CSFB High Yield Index is an unmanaged index of high yield debt securities.

    Calamos Family of Funds

HIGH YIELD FUND (CHYDX)



WHAT ARE THE FEES AND EXPENSES OF THE FUND?


The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and there are annual operating expenses, which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.


                                                        CLASS A         CLASS B         CLASS C
 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
 Maximum Sales Charge (Load) on Purchases (as a
    percentage of offering price)                        4.75%           None            None
 Maximum Deferred Sales Charge (Load) (as a
    percentage of redemption proceeds)                   None(1)         5.00%           1.00%
 Maximum Sales Charge (Load) Imposed on
    Reinvested
    Dividends/Distributions                              None            None            None
 Redemption Fee on Shares Held Five Days or
    Less (as a percentage of amount
    redeemed)(2)                                         2.00%           2.00%           2.00%
 Exchange Fee                                            None            None            None
 ANNUAL FUND OPERATING EXPENSES (EXPENSES
 DEDUCTED FROM FUND ASSETS):
 Management Fees
 Distribution and/or Service Fees (12b-1)                0.25%           1.00%           1.00%
 Other Expenses
 Total Annual Operating Expenses
 Fee Waiver and/or Expense Reimbursement
 Net Expense



(1) The redemption of Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.


(2) The redemption fee may be waived in certain circumstances as described under "Fund Facts -- How Can I Sell Shares?"


(3)CALAMOS ADVISORS has contractually agreed to waive fees and/or reimburse Fund expenses through August 31, 2005 so that the Total Annual Operating Expenses are limited to 1.75%, 2.50% and 2.50% for Class A shares, Class B shares and Class C shares, respectively.

                                                PROSPECTUS   AUGUST   , 2005

HIGH YIELD FUND (CHYDX)



EXAMPLES:


These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


This example shows an investment made and held for one year, three years, five years and ten years. In each case, the example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year, if applicable. Fee waivers are not considered when calculating expenses for subsequent years. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:



                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                          $                 $                   $                 $
 Class B*
 Class C**


You would pay the following expenses if you did not redeem your shares:


                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                          $                 $                   $                 $
 Class B*
 Class C



 * Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).



** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5 and 10 years (0%).

    Calamos Family of Funds

CONVERTIBLE FUND* (CCVIX)


WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?


The primary objective of the Convertible Fund is current income with growth as its secondary objective.


The Fund invests mainly in a diversified portfolio of convertible securities issued by both U.S. and foreign companies. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.



CONVERTIBLE SECURITIES INVESTING. The Fund believes there are various advantages to buying convertible securities, including:



     - the potential for capital appreciation if the value of the underlying common stock increases;



     - the relatively high yield received from dividend or interest payments as compared to common stock dividends; and



     - the relatively lower price volatility as compared to common stock.


The Fund seeks to profit from this strategy by receiving interest on the convertible security and through an increase in the convertible's value. The convertible's value tends to increase when the market value of the underlying common stock increases.



The Fund typically applies a four-step approach when buying and selling convertible securities:



     1. Evaluating the default risk of the convertible security using traditional credit analysis;



     2. Analyzing the convertible security's underlying common stock to determine its capital appreciation potential;



     3. Assessing the risk/return potential of the convertible security; and



     4. Evaluating the convertible security's impact on the overall composition of the Fund and its diversification strategy.


In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer's:


     - financial soundness;



     - ability to make interest and dividend payments;



     - earnings and cash-flow forecast; and



     - quality of management.



OTHER PRINCIPAL STRATEGIES. The Fund's assets not invested in convertible securities are generally invested in equity securities and synthetic convertible securities, as described below. The Fund will also typically invest a portion of its net assets in foreign securities. International investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.


---------------

* PLEASE NOTE: The Convertible Fund closed to all purchases of shares as of the close of business on April 30, 2003. Please refer to "Fund Facts -- How Can I Buy Shares" for additional information.

                                                                              49
                                                PROSPECTUS   AUGUST   , 2005

CONVERTIBLE FUND (CCVIX)



WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?


CONVERTIBLE SECURITIES. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.

Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option," which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.


SYNTHETIC CONVERTIBLE SECURITIES. The Fund may also create a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.


The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times. Synthetic convertible securities are considered convertible securities for purposes of the Fund's policy of investing at least 80% of its net assets (plus any borrowings) in convertible securities.


RULE 144A SECURITIES. The Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.



FOREIGN SECURITIES. The Fund may invest up to 25% of its net assets in securities of foreign issuers, but generally will invest approximately 5% to 15% of net assets in foreign securities. A foreign issuer is a company organized under the laws of a foreign country that is principally traded in the financial markets of a foreign country. For purposes of the 25% limitation, foreign securities do not include securities represented by American Depository Receipts
(ADRs) or securities guaranteed by a U.S. person.



EQUITY SECURITIES. The Fund typically will invest approximately 5% to 20% of its net assets in equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain.

    Calamos Family of Funds

CONVERTIBLE FUND (CCVIX)



HIGH YIELD FIXED-INCOME SECURITIES (JUNK BONDS). The Fund may invest without limit in convertible and non-convertible debt securities commonly known as "junk bonds" that are rated BB or lower by S&P, or Ba or lower by Moody's, or that are not rated but are considered by the investment adviser to be of similar quality. The Fund will not, however, acquire a security rated below C.



DEFENSIVE INVESTING. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short-term debt instruments, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when the Fund has assumed a temporary defensive position, it may not be able to achieve its investment objective.


SECURITIES LENDING. The Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The investment adviser will monitor the creditworthiness of the firms to which the Fund lends securities.


OTHER SECURITIES. Although not the principal investments or strategies of the Fund, the Fund may utilize other investments and investment techniques that may impact performance, including options, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.



WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?


In addition to the principal risks described below, the Fund's principal risks include market risk, market disruption risk and investment management risk. Please refer to the discussion of those risks under "The Funds" at the front of this prospectus.

DEFAULT RISK. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.


CONVERTIBLE SECURITIES RISK. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of a convertible security tends to decline as prevailing interest rate levels increase. Conversely, a convertible security's investment value increases as prevailing interest rate levels decline. However, the convertible security's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. The conversion value of a convertible security tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.


As the market price of the underlying common stock declines, such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.

If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company,

                                                PROSPECTUS   AUGUST   , 2005

CONVERTIBLE FUND (CCVIX)


holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities entail less risk than its common stock.

INTEREST RATE RISK. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.


FOREIGN SECURITIES RISK. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities; different securities regulation; different accounting, auditing and financial reporting standards; and less liquidity in foreign markets than in U.S. markets.



RULE 144A SECURITIES RISK. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers, such as the Fund, under Rule 144A under the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 10% of its total assets in securities that are illiquid at the time of investment, that is, not readily marketable. If qualified institutional buyers are unwilling to purchase these Rule 144A securities, the percent of the Fund's assets invested in illiquid securities would increase. Normally, the Fund purchases Rule 144A securities only if the adviser has determined them to be liquid. If any Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.


HIGH YIELD FIXED-INCOME SECURITIES (JUNK BONDS) RISK. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.


EQUITY INVESTMENTS RISK. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.



SYNTHETIC CONVERTIBLE SECURITIES RISK. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.


SMALL COMPANY RISK. Small company stocks historically have been subject to greater investment risk than large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks

    Calamos Family of Funds

CONVERTIBLE FUND (CCVIX)


tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

TAX RISK. The Fund may invest in convertible securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult for the Fund to comply with the tax requirements applicable to regulated investment companies if the tax characterization of the Fund's investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service.

SECURITIES LENDING RISK. The Fund may lend its portfolio securities to broker-dealers and banks. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment adviser will monitor the creditworthiness of the firms to which the Fund lends securities.


HOW HAS THE FUND PERFORMED IN THE PAST?



The bar chart below and the table on the following page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that how the Fund has performed in the past (before and after taxes) cannot predict how it will perform in the future. The information provided in the chart is for Class A shares and does not reflect sales charges, which reduce return.



CALENDAR YEAR PERFORMANCE -- CALAMOS CONVERTIBLE FUND


[CALAMOS CONVERTIBLE FUND BAR CHART]



                                                                      CALENDAR YEAR PERFORMANCE -
                                                                       CALAMOS CONVERTIBLE FUND
                                                                      ---------------------------
1995                                                                             29.25
1996                                                                             16.70
1997                                                                             20.81
1998                                                                             11.64
1999                                                                             35.09
2000                                                                              7.25
2001                                                                             -4.28
2002                                                                             -4.56
2003                                                                             25.01
2004



For the periods included in the bar chart, the Fund's highest return for a
calendar quarter was      % (the   quarter of      ), and the Fund's lowest
return for a calendar quarter was      % (the   quarter of      ).



The Fund's calendar year-to-date total return as of March 31, 2005 was      %.

                                                PROSPECTUS   AUGUST   , 2005

CONVERTIBLE FUND (CCVIX)


The table below shows how the Fund's average annual performance (before and after taxes) for the one, five, and ten year periods ended December 31, 2004 and since the Fund's inception, compared with broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.


After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004



                                                                                           SINCE
                                         ONE YEAR       FIVE YEARS       TEN YEARS       INCEPTION*
 CLASS A
 Return before taxes                           %               %                %               %
 Return after taxes on distributions
 Return after taxes on distributions
    and sale of fund shares
 CLASS B
 Return before taxes                                         --               --
 CLASS C
 Return before taxes                                                          --
 VALUE LINE CONVERTIBLE INDEX#                                                                --



 * Inception date for Class A shares is 6/21/85, inception date for Class B shares is 9/11/00 and inception date for Class C shares is 7/5/96.



 # The Value Line Convertible Index is an equally weighted index of the largest convertible securities, representing 90% of the market.


 54
    Calamos Family of Funds

CONVERTIBLE FUND (CCVIX)



WHAT ARE THE FEES AND EXPENSES OF THE FUND?


The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and there are annual operating expenses, which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.


                                                        CLASS A         CLASS B         CLASS C
 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
 Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)                  4.75%           None            None
 Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)             None(1)         5.00%           1.00%
 Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends/Distributions                   None            None            None
 Redemption Fee on Shares Held Five Days or
    Less
    (as a percentage of amount redeemed)(2)              2.00%           2.00%           2.00%
 Exchange Fee                                            None            None            None
 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES DEDUCTED FROM FUND ASSETS):
 Management Fees
 Distribution and/or Service Fees (12b-1)                0.25%           1.00%           1.00%
 Other Expenses
 Total Annual Operating Expenses(3)
 Fee Wavier and/or Expense Reimbursement
 Net Expenses



(1) The redemption of Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.


(2) The redemption fee may be waived in certain circumstances as described under "Fund Facts -- How Can I Sell Shares?"


(3) CALAMOS ADVISORS has contractually agreed to waive fees and/or reimburse expenses through August 31, 2005 so that the Total Annual Operating Expenses are limited to 1.75%, 2.50% and 2.50% for Class A shares, Class B shares and Class C shares, respectively.

                                                PROSPECTUS   AUGUST   , 2005

CONVERTIBLE FUND (CCVIX)



EXAMPLES:


These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


This example shows an investment made and held for one year, three years, five years and ten years. In each case, the example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for fee waivers in the first year, if applicable. Fee waivers are not considered when calculating expenses for subsequent years. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:



                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                           $                 $                   $                 $
 Class B*
 Class C**


You would pay the following expenses if you did not redeem your shares:


                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                           $                 $                   $                 $
 Class B*
 Class C



 * Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).



** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5 and 10 years (0%).

    Calamos Family of Funds

MARKET NEUTRAL FUND* (CVSIX)



WHAT ARE THE INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUND?


The primary objective of the Market Neutral Fund is high current income consistent with stability of principal.


The Fund invests mainly in convertible securities and employs short selling to enhance income and hedge against market risk. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.


CONVERTIBLE SECURITIES INVESTING. The Fund believes there are various advantages to buying convertible securities, including:


     - the potential for capital appreciation if the value of the underlying common stock increases;



     - the relatively high yield received from dividend or interest payments as compared to common stock dividends;



     - the relatively lower price volatility as compared to common stock.



The Fund typically applies a four-step approach when buying and selling convertible securities:



     1. Evaluating the default risk of the convertible security using traditional credit analysis;



     2. Analyzing the convertible's underlying common stock to determine its capital appreciation potential;



     3. Assessing the risk/return potential of the convertible security; and



     4. Evaluating the convertible security's impact on the overall composition of the Fund and its diversification strategy.


In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer's:


     - financial soundness;



     - ability to make interest and dividend payments;



     - earnings and cash-flow forecast; and



     - quality of management.


CONVERTIBLE HEDGING. The Fund seeks to enhance income and protect against market risk by hedging a portion of the equity risk inherent in the convertible securities purchased for the Fund. This hedging is achieved by selling short some or all of the common stock issuable upon exercise of the convertible security. In a short sale, the Fund borrows securities from a broker and sells the borrowed securities. The proceeds of the sale are generally used to secure the Fund's obligation to the lending broker and are invested in liquid securities. The Fund anticipates that, from time to time, approximately 30% to 70% of its net assets will be employed for short sales.

If the market price of the common stock increases above the conversion price on the convertible security, the price of the convertible security will increase. The Fund's increased liability on the short position would, in whole or in part, reduce this gain. If the price of the common stock declines, any decline in the price of the convertible security would offset, in whole or in part, the Fund's gain on the short position. The Fund profits from this strategy by receiving interest and/or dividends on the convertible security and by adjusting the amount of equity risk that is hedged by short sales.

---------------

* PLEASE NOTE: The Market Neutral Fund closed to all purchases of shares as of the close of business on March 14, 2003. Please refer to "Fund Facts--How Can I Buy Shares" for additional information.

                                                                              57
                                                PROSPECTUS   AUGUST   , 2005

MARKET NEUTRAL FUND (CVSIX)


In determining the appropriate portion of the Fund's equity exposure to hedge, it may consider:


     - the general outlook for interest rates and equity markets;



     - the availability of stock to sell short; and



     - expected returns and volatility.


OTHER PRINCIPAL STRATEGIES. The Fund may invest without limit in high yield fixed-income securities (often referred to as "junk bonds"). In addition, the Fund may engage in active and frequent trading of portfolio securities.


WHAT ARE THE TYPES OF SECURITIES THE FUND INVESTS IN?


CONVERTIBLE SECURITIES. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.

Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a "put option," which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.


SYNTHETIC CONVERTIBLE SECURITIES. The Fund may also create a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.


The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

RULE 144A SECURITIES. The Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.


HIGH YIELD FIXED-INCOME SECURITIES (JUNK BONDS). The Fund may invest without limit in convertible and non-convertible debt securities commonly known as "junk bonds" that are rated BB or lower by S&P, or Ba or lower by Moody's, or that are not rated but are considered by us to be of similar quality. The Fund will not, however, acquire a security rated below C.

    Calamos Family of Funds

MARKET NEUTRAL FUND (CVSIX)



DEFENSIVE INVESTING. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions without limitation in all types of money market and short-term debt securities, and repurchase agreements. In a repurchase agreement, the Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to buy back (repurchase) the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. During periods when the Fund has assumed a temporary defensive position, it may not be able to achieve its investment objective.



OTHER SECURITIES. Although not the principal investments or strategies of the Fund, the Fund may utilize other investments and investment techniques that may impact performance, including options, warrants, futures and other strategic transactions. More information about Fund investments and strategies is provided in the Statement of Additional Information.



WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?


In addition to the principal risks described below, the Fund's principal risks include market risk, market disruption risk and investment management risk. Please refer to the discussion of those risks under "The Funds" at the front of this prospectus.

SHORT SALE RISK. Short sales are a key component of the Fund's strategy. Short sales involve risks, including:

     - The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security.


     - The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.



     - The Fund might be unable to implement these strategies because of the lack of attractive short sale opportunities.


If a convertible security used to cover a short position is called before conversion, the Fund may be required to purchase the security sold short at a price in the open market above the price at which the Fund had sold the security short.

DEFAULT RISK. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk.


CONVERTIBLE SECURITIES RISK. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of a convertible security tends to decline as prevailing interest rate levels increase. Conversely, a convertible security's investment value increases as prevailing interest rate levels decline. However, the convertible security's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. The conversion value of a convertible security tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.


As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.

                                                PROSPECTUS   AUGUST   , 2005

MARKET NEUTRAL FUND (CVSIX)



If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders. Consequently, the issuer's convertible securities entail less risk than its common stock.


INTEREST RATE RISK. Interest rate risk is the risk that the Fund's investments will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of the bonds held by the Fund generally decrease in periods when interest rates are rising. In addition, interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

HIGH YIELD FIXED-INCOME SECURITIES (JUNK BONDS) RISK. The Fund's investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.


RULE 144A SECURITIES RISK. The Fund may invest without limit in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers, such as the Fund, under Rule 144A under the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 10% of its total assets in securities that are illiquid at the time of purchase, that is, not readily marketable. If qualified institutional buyers are unwilling to purchase these Rule 144A securities, the percent of the Fund's assets invested in illiquid securities would increase. Normally, the Fund purchases Rule 144A securities only if the adviser has determined them to be liquid. If any Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.



SYNTHETIC CONVERTIBLE SECURITIES RISK. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.


PORTFOLIO TURNOVER RISK. Because the Fund may engage in active and frequent trading of portfolio securities, the Fund may have higher transaction costs, which would affect the Fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.


TAX RISK. The Fund may invest in convertible securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult for the Fund to comply with the tax requirements applicable to regulated investment companies if the tax characterization of the Fund's investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service.

    Calamos Family of Funds

MARKET NEUTRAL FUND (CVSIX)



HOW HAS THE FUND PERFORMED IN THE PAST?



The bar chart below and the table on the following page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that how the Fund has performed (before and after taxes) in the past cannot predict how it will perform in the future. The information provided in the chart is for Class A shares and does not reflect sales charges, which reduce return.



CALENDAR YEAR PERFORMANCE -- CALAMOS MARKET NEUTRAL FUND


(CALAMOS MARKET NEUTRAL FUND BAR CHART)


                                                                      CALENDAR YEAR PERFORMANCE -
                                                                     CALAMOS MARKET NEUTRAL FUND %
                                                                     -----------------------------
1995                                                                             14.46
1996                                                                              8.17
1997                                                                             14.00
1998                                                                             10.04
1999                                                                             13.68
2000                                                                             10.33
2001                                                                              8.49
2002                                                                              6.61
2003                                                                              9.36
2004



For the periods included in the bar chart, the Fund's highest return for a
calendar quarter was      % (the      quarter of      ), and the Fund's lowest
return for a calendar quarter was  ____ % (the  ____ quarter of  ____ ).



The Fund's calendar year-to-date total return as of March 31, 2005 was __%.

                                                PROSPECTUS   AUGUST   , 2005

MARKET NEUTRAL FUND (CVSIX)



The table below shows how the Fund's average annual performance (before and after taxes) for the one, five and ten year periods ended December 31, 2004 and since the Fund's inception, compared with broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return after taxes on distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. "Return after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.


After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return after taxes on distributions and sale of Fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004



                                                                                           SINCE
                                         ONE YEAR       FIVE YEARS       TEN YEARS       INCEPTION*
 CLASS A
 Return before taxes                           %               %                %               %
 Return after taxes on distributions
 Return after taxes on distributions
    and sale of fund shares
 CLASS B
 Return before taxes                                         --               --
 CLASS C
 Return before taxes                                         --               --
 CITIGROUP 30-DAY TREASURY BILL
    INDEX#                                                                                    --
 LEHMAN BROTHERS GOVT/CORP. BOND
    INDEX##                                                                                   --



 * Inception date for Class A is 9/4/90, inception date for Class B shares is 9/11/00 and inception date for Class C shares is 2/16/00.


 # The Citigroup 30-Day Treasury Bill Index is generally considered representative of the performance of short-term money investments.

## The Lehman Brothers Government/Corporate Bond Index comprises long-term government and investment-grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market.

    Calamos Family of Funds

MARKET NEUTRAL FUND (CVSIX)



WHAT ARE THE FEES AND EXPENSES OF THE FUND?


The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and there are annual operating expenses, which are subtracted each year from the assets in the Fund. Please refer to the "How Can I Buy Shares?" section of this prospectus for information regarding sales load discounts and waivers.


                                                        CLASS A         CLASS B         CLASS C
 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
 Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)                  4.75%           None            None
 Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)             None(1)         5.00%           1.00%
 Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends/Distributions                   None            None            None
 Redemption Fee on Shares Held Five Days or
    Less
    (as a percentage of amount redeemed)(2)              2.00%           2.00%           2.00%
 Exchange Fee                                            None            None            None
 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES DEDUCTED FROM FUND ASSETS):
 Management Fees
 Distribution and/or Service Fees (12b-1)                0.25%           1.00%           1.00%
 Other Expenses
 Total Annual Operating Expenses(3)
 Fee Waiver and/or Expense Reimbursement
 Net Expenses



(1) The redemption of Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.


(2) The redemption fee may be waived in certain circumstances as described under "Fund Facts -- How Can I Sell Shares?"


(3) CALAMOS ADVISORS has contractually agreed to waive fees and or reimburse expenses through August 31, 2005 so that the Total Annual Operating Expenses are limited to 1.75%, 2.50% and 2.50% for Class A shares, Class B shares and Class C shares, respectively.

                                                PROSPECTUS   AUGUST   , 2005

MARKET NEUTRAL FUND (CVSIX)



EXAMPLES:


These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


This example shows an investment made and held for one year, three years, five years and ten years. In each case, the example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for fee waivers in the first year, if applicable. Fee waivers are not considered when calculating expenses for subsequent years. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:



                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                           $                 $                   $                 $
 Class B*
 Class C**


You would pay the following expenses if you did not redeem your shares.


                                 ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                           $                 $                   $                 $
 Class B*
 Class C



 * Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).



** The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5 and 10 years (0%).

    Calamos Family of Funds

FUND FACTS


WHO MANAGES THE FUNDS?



The Funds' investments are managed by CALAMOS ADVISORS, 1111 E. Warrenville Road, Naperville, IL. CALAMOS ADVISORS is an indirect subsidiary of CALAMOS ASSET MANAGEMENT, INC., whose voting shares are majority-owned by CALAMOS FAMILY PARTNERS, INC., which is controlled by John P. Calamos, Sr. and the Calamos family.



Subject to the overall authority of the board of trustees, CALAMOS ADVISORS provides continuous investment supervision and management to the Funds under a management agreement and also furnishes office space, equipment and management personnel. For these services, each Fund pays CALAMOS ADVISORS a fee based on average daily net assets that is accrued daily and paid on a monthly basis. Growth Fund pays a fee at the annual rate of 1% of the first $500 million of Growth Fund's average daily net assets, .90% of the next $500 million of average daily net assets, .80% of the next $5 billion of average daily net assets (average daily net assets in excess of $1 billion to $6 billion), .78% of the next $5 billion of average daily net assets (average daily net assets in excess of $6 billion to $11 billion), .76% of the next $5 billion of average daily net assets (average daily net assets in excess of $11 billion to $16 billion), .74% of the next $5 billion of average daily net assets (average daily net assets in excess of $16 billion to $21 billion), .72% of the next $5 billion of average daily net assets (average daily net assets in excess of $21 billion to $26 billion) and .70% of average daily net assets in excess of $26 billion. The fee paid by each of Blue Chip Fund, Value Fund and Global Growth and Income Fund is at the annual rate of 1% of average daily net assets. The fee paid by High Yield Fund is at the annual rate of .75% of average daily net assets. The fee paid by each of Growth and Income Fund, Convertible Fund and Market Neutral Fund is at the annual rate of .75% of the first $500 million of average daily net assets, ..70% of the next $500 million of average daily net assets, and .65% of average daily net assets in excess of $1 billion.



International Growth Fund pays CALAMOS ADVISORS a fee based on average daily net assets that is accrued daily and paid on a monthly basis, except for the performance fee, which will be accrued and paid on a monthly basis beginning in March 2006. The fee paid by International Growth Fund is determined by utilizing a base fee and then applying a performance adjustment. The performance adjustment equally increases or decreases the management fee, on a monthly basis, by 1/12 of 0.03% of International Growth Fund's average daily net assets for each full 1% increment amount by which International Growth Fund outperforms or underperforms the MSCI EAFE Growth Index ("Index") on an annualized basis, respectively. The base fee is at the annual rate of 1.00% of the first $500 million of International Growth Fund's average daily net assets, 0.95% of the next $500 million of average daily net assets, 0.90% of the next $5 billion of average daily net assets (average daily net assets in excess of $1 billion to $6 billion), 0.88% of the next $5 billion of average daily net assets (average daily net assets in excess of $6 billion to $11 billion), 0.86% of the next $5 billion of average daily net assets (average daily net assets in excess of $11 billion to $16 billion), 0.84% of the next $5 billion of average daily net assets (average daily net assets in excess of $16 billion to $21 billion), 0.82% of the next $5 billion of average daily net assets (average daily net assets in excess of $21 billion to $26 billion), and 0.80% of average daily net assets in excess of $26 billion.



The performance adjustment rate is calculated by comparing International Growth Fund's performance to that of the Index over the performance period. The performance period began at the beginning of the first full month of operation and will eventually include 36 months. The performance adjustment will not take effect until March 2006.



The maximum annualized performance fee adjustment rate is plus or minus 0.30% of International Growth Fund's average daily net assets over the performance period. The performance adjustment rate is divided by 12 and multiplied by International Growth Fund's average daily net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the base fee. CALAMOS ADVISORS may receive

                                                PROSPECTUS   AUGUST   , 2005
a positive performance adjustment even if International Growth Fund has a negative return over a performance period if it otherwise outperforms the Index during that period.



CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of each Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares. This agreement is binding on CALAMOS ADVISORS through August 31, 2005 for all Funds.



For each Fund, the actual amount as a percentage of average net assets the Fund paid to CALAMOS ADVISORS in management fees for the most recent fiscal year was:



 Growth Fund                                                             %
 Blue Chip Fund
 Value Fund
 International Growth Fund*                                            --
 Global Growth and Income Fund
 Growth and Income Fund
 High Yield Fund
 Convertible Fund
 Market Neutral Fund



 * International Growth Fund commenced operations on March 16, 2005.



John P. Calamos, Sr. and Nick P. Calamos are responsible for managing the portfolios of Global Growth and Income Fund, Growth and Income Fund, International Growth Fund, High Yield Fund and Convertible Fund; John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. are primarily responsible for the day-to-day management of the portfolios of Growth Fund, Blue Chip Fund, Value Fund and Market Neutral Fund. John P. Calamos, Sr. generally focuses on the top-down approach of diversification by industry and company and macro-level investment themes, while Nick P. Calamos generally focuses on the bottom-up approach and corresponding research and analysis. John P. Calamos, Jr. generally focuses on [INSERT]. During the past five years, John P. Calamos, Sr. has been President and Trustee of the Trust and chairman, CEO and Co-Chief Investment Officer of CALAMOS ADVISORS and its predecessor company; Nick P. Calamos has been Vice President and Trustee of the Trust and Senior Executive Vice President and Co-Chief Investment Officer of CALAMOS ADVISORS and its predecessor company[; and John P. Calamos, Jr. has been a portfolio manager and Executive Vice President of CALAMOS ADVISORS and its predecessor company]. The portfolio managers are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.



The Fund's Statement of Additional Information provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Fund and CALAMOS FAMILY OF FUNDS and their compensation.



HOW CAN I BUY SHARES?



This prospectus offers three classes of shares: Class A, Class B and Class C of each Fund. The different classes of shares of a Fund are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different share prices.

    Calamos Family of Funds

You may purchase Fund shares in any of the following ways:


CLASS A SHARES
             The offering price of a Class A share is the NAV plus an initial sales charge. The maximum sales charge is 4.75% of the offering price. Reduced sales charges are available for purchases of $50,000 or more. A 0.25% distribution fee (Rule 12b-1, explained below) is also applied to Class A shares.



CLASS B SHARES
             The offering price of a Class B share is the NAV with no initial sales charge. A 1.00% distribution and service fee and a contingent deferred sales charge of up to 5.00% on shares sold within six years of purchase (falling to zero after six years) are applied to Class B shares. The charge will not be applied to the purchase of shares from the reinvestment of dividends or capital gains distributions. Class B shares automatically convert to Class A shares after eight years, measured from the first day of the month in which the shares were purchased, which means lower annual expenses at that point forward. No order for Class B shares of any Fund may exceed $100,000.



CLASS C SHARES
             The offering price of a Class C share is the NAV with no initial sales charge. A 1.00% distribution and service fee and a 1% contingent deferred sales charge on shares sold within one year of purchase are applied to Class C shares. The charge will not be applied to the purchase of shares from the reinvestment of dividends or capital gains distributions. Class C shares have a lower contingent deferred sales charge than Class B shares, but Class C shares DO NOT convert to Class A shares. No order for Class C shares of any Fund may exceed $1,000,000.


You may buy shares of the Funds by contacting the securities broker-dealer or other financial services firm who gave you this prospectus. When you buy shares, be sure to specify whether you want Class A, Class B or Class C shares.


Shares of the Funds have not been registered for sale outside of the United States, Guam, Puerto Rico and the U.S. Virgin Islands. The CALAMOS FAMILY OF FUNDS generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.



The table above summarizes the main differences among Class A, Class B and Class C shares, which lie primarily in their initial and contingent deferred sales charge structures and their distribution fees. Each class has distinct advantages and disadvantages for different investors and you should choose the class that best suits your circumstances and objectives.



DISTRIBUTION AND SERVICE (RULE 12b-1) PLAN



The Funds have a Distribution and Service Plan or "12b-1 Plan." Under the plan, Class A shares pay a distribution and/or service fee in the aggregate of 0.25% of the average daily net assets of the class. Class B and Class C shares pay a service fee of 0.25% and a distribution fee of 0.75%.



Since a Fund's assets are used to pay 12b-1 fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders eventually may pay more than the economic equivalent of the maximum initial charges permitted by the National Association of Securities Dealers, Inc. (the "NASD").



OTHER COMPENSATION TO DEALERS



Calamos Financial Service LLC ("CFS") or its affiliates, at its expense, are currently subject to supplemental compensation payment requests by certain investment dealers, banks or other intermediaries, including third


                                                                              67
                                                PROSPECTUS   AUGUST   , 2005
party administrators of qualified plans ("Intermediaries"). CFS or its affiliates may make these payments, among other things, to help defray the costs incurred by qualifying Intermediaries in connection with efforts to educate financial advisers about the Funds so they can make recommendations and provide services that are suitable and meet shareholder needs, to access Intermediaries' registered representatives, to obtain marketing support and other specified services. These payments may be made, at the discretion of CFS or its affiliates, to Intermediaries who have sold shares of the Funds. The level of payments made to a qualifying Intermediary in any given year will vary and in no case would exceed the sum of (a) 0.25% of the prior 12 month period's fund sales by that Intermediary and (b) 0.12% of assets attributable to that Intermediary. A number of factors will be considered in determining whether CFS or its affiliates will make the requested payments, including the qualifying Intermediary's sales, assets and redemption rates, and the quality of the Intermediary's services.



HOW MUCH DOES IT COST TO BUY CLASS A SHARES?



Class A shares are sold at the NAV per share plus an initial sales charge. The sales charge varies depending on the amount of your purchase, as follows:


                                                                   SALES CHARGE
                                                         AS A % OF                AS A % OF
                                                    NET AMOUNT INVESTED         OFFERING PRICE
 Less than $50,000                                         4.99%                     4.75%
 $50,000 but less than $100,000                            4.44                      4.25
 $100,000 but less than $250,000                           3.63                      3.50
 $250,000 but less than $500,000                           2.56                      2.50
 $500,000 but less than $1,000,000                         2.04                      2.00
 $1,000,000 or more                                        None*                     None*

* Redemption of shares may be subject to a contingent deferred sales charge as discussed below.


HOW CAN I REDUCE SALES CHARGES FOR CLASS A PURCHASES?



As the sales charge table above shows, the larger your investment, the lower your initial sales charge on Class A shares. There is no initial sales charge for investments of $1 million or more. Each investment threshold that qualifies for a lower sales charge is known as a "breakpoint." You may be able to qualify for a breakpoint on the basis of a single purchase or by aggregating the amounts of more than one purchase in the following ways:



RIGHTS OF ACCUMULATION.



You may combine the value at the current public offering price of Class A, B and C shares of any funds within the CALAMOS FAMILY OF FUNDS (including Prime Obligations Shares previously purchased through use of the exchange privilege offered by the CALAMOS FAMILY OF FUNDS) already owned with a new purchase of Class A shares of any fund within the CALAMOS FAMILY OF FUNDS in order to reduce the sales charge on the new purchase. Then, the sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your current and new investment.


The Funds receive purchase orders through a variety of distribution channels, including financial intermediaries and cannot always identify accounts that should be combined for purposes of assessing the amount of a sales charge. When you buy shares, be sure to specify to your intermediary any other accounts that may entitle you to a reduced sales charge.

    Calamos Family of Funds

STATEMENT OF INTENTION.



You can purchase additional Class A shares of any Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at once under a Letter of Intent. A Letter of Intent does not obligate you to purchase or sell additional Class A shares.



$1,000,000 PURCHASE ORDER.



You may purchase Class A shares of a Fund at the NAV without a sales charge provided that the total amount invested in Class A shares of the Fund or other Funds within the CALAMOS FAMILY OF FUNDS totals at least $1,000,000. With a $1,000,000 purchase order, you will pay a contingent deferred sales charge of 0.50% on shares that are sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.



WHAT ACCOUNTS ARE ELIGIBLE FOR REDUCED SALES CHARGES ON CLASS A SHARES?



You may aggregate your eligible accounts with the eligible accounts of members of your immediate family in order to obtain a breakpoint discount. The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include:



     - Individual accounts



     - Joint accounts



     - Certain IRA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, child, step child, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. Eligible accounts include those registered in the name of your financial intermediary through which you own CALAMOS FAMILY OF FUNDS shares. For more information regarding eligible accounts please see the CALAMOS FAMILY OF FUNDS' Statement of Additional Information.



HOW DO I OBTAIN A BREAKPOINT DISCOUNT?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the CALAMOS FAMILY OF FUNDS. To obtain any of the above breakpoint discounts, you must notify us or your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or a member of your immediate family. For example, if an initial investment that was less than $1 million grows to over $1 million, you must tell us or your financial advisor that you qualify to purchase Class A shares without an initial sales charge when you make a subsequent investment. IF YOU DO NOT LET US OR YOUR FINANCIAL ADVISOR KNOW OF ALL OF THE HOLDINGS OR PLANNED PURCHASES THAT MAKE YOU ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. If you make your investment through a financial advisor, it is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Funds are not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Funds or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Funds' transfer agent, you will need to provide the foregoing information to the Funds at the time you purchase shares.

                                                PROSPECTUS   AUGUST   , 2005

HOW CAN I OBTAIN MORE INFORMATION ABOUT BREAKPOINT DISCOUNTS?



Certain investors may purchase shares at a reduced sales charge or NAV, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Funds' Statement of Additional Information and at www.calamos.com.



HOW CAN I PURCHASE CLASS A SHARES WITHOUT A SALES CHARGE?



Class A shares of a Fund may be purchased at NAV, with no initial sales charge, under the following scenarios, provided you notify CFS, the Funds' distributor or your financial advisor, in writing at the time of purchase, that you are eligible as follows:



(a) any investor buying shares through a wrap account or other investment program whereby the investor pays the investment professional directly for services;



(b) any investor buying shares by exchange of Prime Obligation Shares previously purchased through use of the exchange privilege offered by the CALAMOS FAMILY OF FUNDS for which a sales charge has previously been incurred with respect to the exchanged shares;



(c) any investor buying shares through a qualified employee benefit plan where such plan has at least $1 million in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefit plans with assets of at least $1 million;



(d) any company exchanging shares with a Fund pursuant to a merger, acquisition or exchange offer;



(e) any investor, including any investment company, that has entered into an investment advisory agreement or other arrangements with CALAMOS ADVISORS or its affiliates;



(f) any insurance company separate account;



(g) any current or retired trustee of the Trust, or other registered investment company where CALAMOS ADVISORS acts as the sole investment advisor; or any associated trust, person, profit sharing or other benefit plan of such current or retired trustee;



(h) any employee of CFS, its affiliates or an entity with a selling group agreement with CFS and its employees; and



(i) any member of the immediate family of a person qualifying under (g) or (h), including a spouse, child, step child, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.



In addition, Class A shares of the Convertible Fund may be bought without an initial sales charge by any shareholder of the Convertible Fund who has been a shareholder since April 30, 1992. Furthermore, proceeds of Class A Shares redeemed from a Fund within the previous sixty days may be reinvested in Class A shares of that Fund at net asset value without the payment of any sales charge.



CLASS B AND C SHARES



With Class B and C shares, you pay no initial sales charge, but a Fund pays a distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class B and C shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution and/or service fee. After eight years, Class B shares automatically convert to Class A shares, which has the effect of lowering the annual expenses from the ninth year on.

    Calamos Family of Funds

Class B shares have a contingent deferred sales charge that declines over the years you own shares, and terminates completely after six years of ownership, measured from the first day of the month in which the shares were purchased. For any shares you sell within those six years, you may be charged at the following rates based on the lesser of cost or market value (which, for purposes of determining the contingent deferred sales charge, shares are considered sold on a first-in, first-out basis):



YEAR AFTER YOU BOUGHT SHARES      CONTINGENT DEFERRED SALES CHARGE
 First year                                     5.00%
 Second year                                    4.00
 Third or fourth year                           3.00
 Fifth year                                     2.00
 Sixth year                                     1.00



Class C shares have a contingent deferred sales charge of 1% for any shares redeemed within one year of ownership, measured from the first day of the month in which the shares were purchased. The 1% charge will be charged based on the lesser of cost or market value (which, for purposes of determining the contingent deferred sales charge, shares are considered sold on a first-in, first-out basis).



TELEPHONE PURCHASES PERMITTED



Once you have established an account with the minimum initial investment of $2,500 (or $500 for certain qualified retirement plans, such as individual retirement accounts) you may make subsequent purchases of $50 or more over the telephone by debiting your bank account. To electronically debit your bank account, you must hold your account at a financial institution that is an Automatic Clearing House member. To permit telephone purchases, you must authorize telephone purchases on your account application. Call us at
800.823.7386 to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request in writing along with a voided check, to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.



To purchase shares by telephone, call 800.823.7386. The purchase price for the shares will be the NAV per share, or public offering price, next computed after receipt by the Funds' transfer agent of your telephone purchase if you call to place your order by 3:00 p.m. Central time. The Funds will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day.



The Funds may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of a Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Funds, and their transfer agent, will be liable for losses resulting from unauthorized telephone purchases only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.


SHARES OF MARKET NEUTRAL FUND AND CONVERTIBLE FUND


As of the close of business on March 14, 2003 and April 30, 2003, respectively, the Market Neutral Fund and Convertible Fund closed to all purchases of shares, including, but not limited to, any purchases or exchanges by existing shareholders of each Fund or any other Fund. However, each Fund will continue to accept reinvestments of dividends or capital gain distributions on shares of the Fund.

                                                PROSPECTUS   AUGUST   , 2005

The Trust reserves the right to modify the extent to which sales of shares are limited and may, in its sole discretion, permit purchases of shares of Market Neutral Fund or Convertible Fund where, in the judgment of management, such purchases do not have a detrimental effect on the Fund's portfolio management. If you have any questions about your eligibility to purchase shares of either Fund, please call 800.823.7386.



HOW CAN I SELL SHARES?



THROUGH YOUR BROKER-DEALER (CERTAIN CHARGES MAY APPLY)


Shares held for you in your broker-dealer's name must be sold through the broker-dealer.


WRITING TO THE FUNDS' TRANSFER AGENT



As a shareholder, you may request a Fund to redeem your shares. When the shares are held for you by the Funds' transfer agent, you may sell your shares by sending a written request with signatures guaranteed to: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. You may redeem your shares by written request without a signature guarantee, provided the proceeds of the redemption are not more than $50,000 and they are to be sent to the registered holder at the address of record provided that a change of address request has not been received by the Transfer Agent within the last 30 days. Under certain circumstances, before shares can be sold, additional documents may be required in order to verify the authority of the person who is selling the shares.



TELEPHONE REDEMPTIONS



If you have elected the telephone redemption privilege, you may redeem your shares by telephone. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an IRA account or in an account for which you have changed the address within the preceding 30 days.


During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.


To permit telephone redemptions, you must authorize telephone redemptions on your account application prior to calling us with your redemption request. Call us at 800.823.7386 to obtain an account application with the telephone redemption option. If you did not authorize telephone redemption on your original account application, you may request telephone redemption privileges by submitting a request in writing with a signature guarantee. If you want redemption proceeds paid by wire transfer, or by electronic funds transfer via the Automated Clearing House (ACH) Network, to your bank account, send your request for telephone redemption, along with a voided check, to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. Only member banks may transmit funds via the ACH Network. If you wish to change your information regarding a predetermined bank or brokerage account, submit your request in writing, along with a voided check for the new account, with a signature guarantee.


To redeem shares from your account by telephone, call 800.823.7386. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Funds will send your redemption proceeds only to the address or bank/brokerage account as shown on their records. The Funds also may record a call, request more information and send written confirmation of telephone transactions. The Funds (and their transfer agent) will not be responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense for acting upon instructions furnished by telephone if the Funds reasonably believe that such instructions are genuine. If the Funds do not follow reasonable procedures for protecting shareholders against loss on telephone redemptions, they may be liable for any loss due to

    Calamos Family of Funds
unauthorized or fraudulent instructions. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

PROCEEDS


The Funds will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request and the cost of the wire (currently $15.00) will be deducted from the redemption proceeds. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within 2-3 business days. A redemption request received after 4 p.m. Eastern Time (or after the close of regular session trading on the New York Stock Exchange ("NYSE"), if the NYSE closes before 4 p.m.) will be deemed received on the next business day.



REDEMPTION FEE ON SHARES HELD FIVE DAYS OR LESS



A redemption of shares of a Fund (except shares purchased with reinvested dividends or distributions) held for five calendar days or less may be subject to a redemption fee of 2% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is paid to the Fund and is intended to deter short-term trading. The redemption fee is also intended to offset portfolio transaction costs, market impact and other costs associated with short-term trading. If the shares redeemed were purchased on different days, the shares held shortest will be redeemed first for purposes of determining whether the redemption fee applies.


For shares held through intermediaries, the redemption fee will be charged in generally the same manner as for shares held directly with a Fund. However, due to operational requirements and/or limitations, certain intermediaries' methods for tracking and calculating the fee may differ in some respects from those of the Funds. In addition, certain intermediaries may not presently possess the operational capabilities to charge the fee. In those instances, a fee may not be able to be applied. The Funds cannot always monitor the imposition of redemption fees on shares that are purchased through intermediaries or held in omnibus accounts. If you purchased shares through an intermediary, you should contact the intermediary for information on how the redemption fee may be applied to your shares.

Each Fund reserves the right to waive the redemption fee at its discretion where such waiver is believed not to materially harm the Fund and is consistent with the Fund's efforts to deter abusive short-term trading. The Funds reserve the right to modify or eliminate the redemption fee or waivers at any time.


PROCESSING TIME



A check for the proceeds from the sale of Fund shares will not be sent to you until the check used to purchase the shares has cleared, which can take up to 15 days after purchase. You may avoid this delay by buying shares with a wire transfer of funds. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.



SMALL ACCOUNTS



Due to the relatively high cost of handling small accounts, each Fund may give you 30 days written notice that it intends to buy your shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuation.

                                                PROSPECTUS   AUGUST   , 2005

ONCE YOUR INSTRUCTIONS TO SELL SHARES OF THE FUNDS HAVE BEEN RECEIVED, YOU MAY NOT CANCEL OR REVOKE YOUR REQUEST. IT IS, THEREFORE, VERY IMPORTANT THAT YOU CALL US IF YOU HAVE ANY QUESTIONS ABOUT THE REQUIREMENTS FOR SELLING SHARES BEFORE SUBMITTING YOUR REQUEST.


TRANSACTION INFORMATION



SHARE PRICE



Each Fund's share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. The NYSE is regularly closed on New Year's Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.


The NAV per share for each class of shares of a Fund is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of shares of the Fund, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. If shares are purchased or sold through a broker-dealer, it is the responsibility of that broker-dealer to transmit those orders to U.S. Bancorp so such orders will be received in a timely manner.


Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded. When reliable market quotations are not readily available or when market prices or quotations are considered unreliable, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing service.



A Fund also may use fair value pricing if the value of a security it holds has been affected by events occurring before the Fund's pricing time, but after the close of the primary markets or exchanges on which the security is traded. When fair value pricing is employed, the prices of portfolio securities used to calculate a Fund's NAV may differ from market quotations or official closing prices for the same securities. This means that a Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.



Values of foreign securities are translated from local currencies into U.S. dollars using current exchange rates. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the NYSE is not open, and does not take place on some days when the NYSE is open. So, the value of a Fund's portfolio may be affected on days when the Fund does not calculate its NAV and you cannot purchase or redeem Fund shares.



The fair value pricing procedures recognize that volatility in the U.S. markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when a Fund's NAV is determined. As a result, at least some of a Fund's foreign securities may be valued at their fair value in accordance with the fair value pricing procedures on any day the Fund calculates its NAV.



In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Fair value pricing may help reduce arbitrage activity involving the frequent buying and selling of mutual fund shares of investors seeking to take advantage of the fact that there may be a lag between a change in the value of a Fund's portfolio securities and the reflection of that change in a Fund's share price, as described in the "Excessive Trading" section. The Funds' fair value pricing policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

    Calamos Family of Funds

EXCHANGE PRIVILEGE



You may exchange Class A shares of a Fund for Class A shares of another Fund in the CALAMOS FAMILY OF FUNDS with no sales charge. Class B shares of a Fund can be exchanged for Class B shares of another Fund in the CALAMOS FAMILY OF FUNDS with no contingent deferred sales charge. Class C shares of a Fund can also be exchanged for Class C shares of another Fund in the CALAMOS FAMILY OF FUNDS with no contingent deferred sales charge. You may exchange your shares by writing to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at
800.823.7386. AN EXCHANGE TRANSACTION IS CONSIDERED A SALE AND PURCHASE OF SHARES FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS.



The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, a Fund may suspend or permanently terminate the exchange privileges of any investor who engages in short-term or excessive trading.



WHERE CAN I HAVE MY SIGNATURE GUARANTEED?


As discussed above, with certain written requests to sell shares, each person signing must have their signature guaranteed. You can obtain a signature guarantee from most brokerage houses, including CFS, and financial institutions.


WHAT IS THE MINIMUM AMOUNT I CAN INVEST IN THE FUNDS?



The minimum initial investment for each of Class A, Class B and Class C shares of each Fund other than the Market Neutral Fund is $2,500. The minimum initial investment for each of Class A, Class B and Class C shares of the Market Neutral Fund is $10,000. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment is $500. The minimum subsequent investment in any Fund is $50.



No Fund may waive or reduce the minimum initial or subsequent investment requirements, except for omnibus accounts of any intermediary with whom CALAMOS ADVISORS has entered into an agreement, including profit sharing or pension plans, Section 401(k) plans, Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations.



TRANSACTION RESTRICTIONS



The Funds reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Funds are intended for long-term investment purposes only, and are not intended for short-term or excessive trading. These practices may disrupt portfolio management strategies and may increase expenses, and thus harm fund performance.



Each Fund may, in its discretion, suspend, and may permanently terminate, the purchase or exchange privileges of any investor who engages in trading activity that the Fund believes would be disruptive to the Fund. Although each Fund will attempt to give prior notice of a suspension or termination of an exchange privilege when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.


In addition, the Funds receive purchase and sale orders through financial intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors

                                                PROSPECTUS   AUGUST   , 2005
whose purchases and redemptions are aggregated and netted before being submitted to the Funds, making it more difficult to locate and eliminate short-term or excessive trading. To the degree a Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund's excessive trading policy. However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor as the Funds, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Funds may rely. In general, the Funds cannot eliminate the possibility that short-term or excessive trading activity will occur in the Funds.



As noted above, the Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason without prior notice, including, in particular, if the trading activity in the account may be disruptive to the Fund. To minimize harm to the Funds and their shareholders, the Funds may, at each Fund's sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, a Fund may consider trading done in multiple accounts under common ownership or control.



EXCESSIVE TRADING POLICIES AND PROCEDURES



Excessive trading may present risks to the Funds' long-term shareholders. Excessive trading into and out of a Fund can disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders and may increase Fund expenses, which may negatively impact investment returns for remaining shareholders.



Funds that invest in foreign securities may be at a greater risk for excessive trading. Some investors may seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to engage in a practice known as pricing arbitrage to take advantage of information that becomes available after the close of the foreign markets or exchanges but before the Fund prices its shares, which may affect the prices of the foreign securities held by a Fund. Alternatively, some investors may attempt to benefit from stale pricing -- when trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the Fund's NAV, which may negatively impact long-term shareholders. Although the Funds have adopted policies and procedures intended to reduce their exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, the Funds cannot entirely eliminate the potential for short-term arbitrage trades to dilute the value of Fund shares.



The Funds attempt to detect and deter excessive trading through the following methods:



     - restrictions on trading or exchange privileges of investors the Funds believe are engaging in short-term or excessive trading, as described under "Transaction Restrictions;"



     - redemption fees on all classes of shares held for a short period of time, as described under "Redemption Fee on Shares Held Five Days or Less";



     - fair valuation of securities, as described under "Share Price;" and



     - trade monitoring.



Although the Funds will take steps to detect and deter abusive trading pursuant to the policies and procedures described in this prospectus and approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries as discussed in the "Transaction Restrictions" section.

    Calamos Family of Funds

The Funds' policies and procedures regarding excessive trading may be modified at any time.



BROKER TRANSACTIONS



If you buy and sell shares of a Fund through a member of the NASD, other than CFS, the Funds' distributor, that member may charge a fee for that service. Please read this prospectus along with any material describing fees and services that the member firm may charge.



REDEMPTION-IN-KIND



The Funds reserve the right to honor any request for sales or repurchase by paying you with readily marketable securities, either in whole or in part. This is considered a "redemption-in-kind." The Fund will choose these securities and value them in the same way as they are valued for purposes of computing the Fund's NAV. You may incur transaction expenses if you convert these securities to cash.



TRANSACTIONS THROUGH INTERMEDIARIES



The Funds receive purchase, redemption and exchange orders from various financial intermediaries and cannot always identify individual accounts or individual transactions for an account that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Due to differing operational and systems capabilities, these intermediaries may calculate sales charges and fees and track transaction activity differently than the Funds. When transacting in shares of the Funds, be sure you understand how your intermediary calculates sales charges and fees and tracks transaction activity.



PORTFOLIO SECURITY HOLDINGS DISCLOSURE



A description of the Funds' policies and procedures in connection with the disclosure of portfolio security holdings of the Funds is available in the Funds' Statement of Additional Information and on the Funds' website, www.calamos.com.



PROSPECTUSES AND SHAREHOLDER REPORTS



The Funds reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.823.7386 or write to us at The CALAMOS Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201 to request individual copies of these documents. The Funds will begin sending you individual copies within 30 days of your request.



DISTRIBUTIONS AND TAXES



DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS



You may receive two kinds of distributions from a Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional shares of the Fund of the same class you already own. These shares are valued at the next NAV per share that is computed after the dividend or distribution date. There is no sales charge applied. The Convertible Fund, Growth and Income Fund, Market Neutral Fund, Global Growth and Income Fund and High Yield Fund declare and pay dividends from net investment income quarterly; the Growth Fund, Blue Chip Fund, Value Fund and International Growth Fund declare dividends annually. Net realized long-term capital gains, if any, are paid to shareholders by each Fund at least annually.

                                                PROSPECTUS   AUGUST   , 2005

All distributions under $10 will automatically be reinvested into additional shares of the Fund, even if you elected to have dividends and/or capital gains paid in cash. If a dividend check is returned undeliverable, or if a check remains outstanding for six months, the Fund reserves the right to reinvest those dividends in additional shares of that Fund at the current NAV and to designate the account as a dividend reinvestment account.



TAXES



You may realize a capital gain or capital loss when you sell (redeem) or exchange shares. Distributions, whether received in cash or reinvested in additional shares of a Fund, are subject to federal income tax and may be subject to state or local taxes. The federal tax treatment will depend, of course, on how long you owned the shares and on your individual tax position. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state and locality.


The dividends and distributions paid by a Fund are subject to taxation as of the date of payment, except for those distributions declared in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.

You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. As a result of tax law changes in 2003, if you are an individual and you satisfy certain holding period requirements, your share of a Fund's "qualified dividend income" will be eligible for taxation at the reduced rate of 15% now applicable to long-term capital gains. Ordinary income and short-term capital gains are taxed at a maximum rate of 35%. Annually, the Funds will advise you of the source of your distributions for tax purposes.

A Fund may be required to withhold federal income tax ("backup withholding") from payments to you if:

     - you fail to furnish your properly certified Social Security or other tax identification number;

     - you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

     - the Internal Revenue Service ("IRS") informs the Fund that your tax identification number is incorrect.

These certifications are contained in the application that you should complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

    Calamos Family of Funds

Financial Highlights


The tables below are intended to help you understand the Funds' financial performance for the period shown below for Class A, Class B and Class C shares. Certain information reflects financial results for a single Fund share. The Total Return figures show what an investor in a Fund would have earned (or lost) if all distributions had been reinvested. This information has been audited by whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.



GROWTH FUND [TO BE ADDED BY AMENDMENT]




                                                                              79
                                                PROSPECTUS   AUGUST   , 2005

GROWTH FUND [TO BE ADDED BY AMENDMENT]

    Calamos Family of Funds

BLUE CHIP FUND [TO BE ADDED BY AMENDMENT]

                                                PROSPECTUS   AUGUST   , 2005

VALUE FUND [TO BE ADDED BY AMENDMENT]

    Calamos Family of Funds

INTERNATIONAL GROWTH FUND [TO BE ADDED BY AMENDMENT]


                                                                              83
                                                PROSPECTUS   AUGUST   , 2005

GLOBAL GROWTH AND INCOME FUND [TO BE ADDED BY AMENDMENT]

    Calamos Family of Funds

GLOBAL GROWTH AND INCOME FUND [TO BE ADDED BY AMENDMENT]

                                                PROSPECTUS   AUGUST   , 2005

GROWTH AND INCOME FUND [TO BE ADDED BY AMENDMENT]

    Calamos Family of Funds

GROWTH AND INCOME FUND [TO BE ADDED BY AMENDMENT]

                                                PROSPECTUS   AUGUST   , 2005

HIGH YIELD FUND [TO BE ADDED BY AMENDMENT]

    Calamos Family of Funds

CONVERTIBLE FUND [TO BE ADDED BY AMENDMENT]

                                                PROSPECTUS   AUGUST   , 2005

CONVERTIBLE FUND [TO BE ADDED BY AMENDMENT]

    Calamos Family of Funds

MARKET NEUTRAL FUND [TO BE ADDED BY AMENDMENT]

                                                PROSPECTUS   AUGUST   , 2005

MARKET NEUTRAL FUND [TO BE ADDED BY AMENDMENT]

    Calamos Family of Funds

FOR MORE INFORMATION


If you would like more information about the Funds, the following resources are available upon request, free of charge.



ANNUAL AND SEMIANNUAL REPORTS AND STATEMENT OF ADDITIONAL INFORMATION



Additional information about the Funds' investments will be available in the Funds' annual and semiannual reports to shareholders. The reports will contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance for the most recent six-month and twelve-month periods.



The Statement of Additional Information provides more detailed information about the Funds and, except for the information in the section entitled "Financial Statements," is incorporated into this prospectus by reference.



Copies of the reports and the Statement of Additional Information are available, without charge, upon request by calling 800.582.6959 or by visiting the Funds' website at www.calamos.com. You can request other information and discuss your questions about the Funds by contacting CALAMOS FINANCIAL SERVICES LLC at:


     CALAMOS FINANCIAL SERVICES LLC

     1111 E. Warrenville Road

     Naperville, Illinois 60563-1463


     Telephone: 800.582.6959



You can review the Funds' reports and Statement of Additional Information at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for free from the EDGAR database on the Commission's Internet website at http://www.sec.gov, or for a duplicating fee by calling or writing to:


     Public Reference Section of the Commission

     Washington, D.C. 20549-0102

     Telephone: 202.942.8090

     E-mail: publicinfo@sec.gov


AUTOMATED SHAREHOLDER ASSISTANCE


Available 24 hours a day, seven days a week, by calling 800.823.7386.


TO OPEN AN ACCOUNT OR OBTAIN INFORMATION



Call 800.582.6959 to open an account.


Investment Company Act file no. 811-5443

IGPRO 03/05 3000

(RECYCLED LOGO)

                  PROSPECTUS SUPPLEMENT DATED AUGUST __, 2005

                           CALAMOS(R) FAMILY OF FUNDS
                              INSTITUTIONAL SHARES

                     MINIMUM INITIAL INVESTMENT: $5 MILLION

                              --------------------


     This supplement together with the prospectus offers Class I shares ("Institutional Shares") of each of Growth Fund, Blue Chip Fund, Value Fund, International Growth Fund, Global Growth and Income Fund, Growth and Income Fund, High Yield Fund, Convertible Fund and Market Neutral Fund. Each of those Funds also currently offers three other classes of shares, Class A, Class B and Class C, that have substantially lower minimum investment requirements but bear certain expenses not borne by the Institutional Shares.

     Institutional Shares of each Fund are offered without any sales charge and are not subject to any 12b-1 charges. As a result of the relatively lower expenses for Institutional Shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will typically be higher for Institutional Shares than for Class A, Class B or Class C shares.

     All classes of shares of a Fund represent interests in the same portfolio of investments of the Fund. The minimum initial investment required to purchase Institutional Shares is $5 million. However, Class I shares are available for purchase without a minimum initial investment by tax-qualified employee benefit plans sponsored by Calamos Advisors LLC or Calamos Financial Services LLC for their employees. In addition, a Fund may waive the minimum initial investment. Shares are redeemable at net asset value, which may be more or less than original cost.

     The following information supplements the indicated sections of the prospectus.

PAST PERFORMANCE

     The charts and tables in the accompanying prospectus provide some indication of the risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year and how the Funds' average annual total returns compare with those of a broad measure of market performance. Of course, past performance (before and after taxes) does not predict how a Fund will perform in the future. Additional information on the Institutional Shares outstanding is set forth below. Please see the prospectus for bar charts that depict calendar year performance for each Fund. After-tax returns are shown for Class A shares in the prospectus and after-tax returns for Institutional Shares may vary.

Average Annual Total Returns - Class I shares

FOR PERIODS ENDED                                              SINCE
DECEMBER 31, 2004                ONE YEAR    FIVE YEARS   CLASS INCEPTION*
-----------------                --------    ----------   ----------------
Calamos Growth Fund                    %            %               %
Standard & Poor's 500 Index**                                   --
Russell Mid-Cap Growth***                                       --

----------
*   Inception date for Class I shares of this Fund is 9/18/97.
** The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market.
*** The Russell Midcap Growth Index measures the performance of those Russell
    Midcap companies whose average market capitalization is approximately $4.2 billion, with higher price-to-book ratios and higher growth values.

FOR PERIODS ENDED                                                    SINCE
DECEMBER 31, 2004                                 ONE YEAR      CLASS INCEPTION*
-----------------                                 --------      ----------------
Calamos Blue Chip Fund                                   %               %
Standard & Poor's 500 Index **                                         --

----------

*    Inception date for Class I shares of this Fund is 12/1/03.
** The S&P 500 Index is an unmanaged index generally considered representative of the U.S. Stock Market.

FOR PERIODS ENDED                                               SINCE
DECEMBER 31, 2004                       ONE YEAR           CLASS INCEPTION*
-----------------                       --------           ----------------
Calamos Value Fund                               %                     %
Russell 1000 Value Index **                                          --

----------
*   Inception date for Class I shares of this Fund is 3/1/02.
** The Russell 1000 Value Index measures the performance of these companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

     Please note that performance information has not been presented for the International Growth Fund because the International Growth Fund has not been in existence for at least one calendar year.

FOR PERIODS ENDED                                                    SINCE
DECEMBER 31, 2004                      ONE YEAR    FIVE YEARS   CLASS INCEPTION*
-----------------                      --------    ----------   ----------------
Calamos Global Growth and Income Fund         %           %               %
Morgan Stanley Capital International
 World Index **                               %           %             --

----------
*    Inception date for Class I shares of this Fund is 9/18/97.
** The MSCI World Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific region.

FOR PERIODS ENDED                                                    SINCE
DECEMBER 31, 2004                    ONE YEAR    FIVE YEARS     CLASS INCEPTION*
-----------------                    --------    ----------     ----------------
Calamos Growth and Income Fund              %            %                 %
S&P 500 Index **                                                         --
Value Line Convertible Index ***                                         --

----------
*   Inception date for Class I shares of this Fund is 9/18/97.
** The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market.
*** The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

FOR PERIODS ENDED                                                    SINCE
DECEMBER 31, 2004                                 ONE YEAR      CLASS INCEPTION*
-----------------                                 --------      ----------------
Calamos High Yield Fund                                  %               %
CSFB High Yield Index **                                               --

----------

*    Inception date for Class I shares of this Fund is 3/1/02.
** The CSFB High Yield Index is an unmanaged index of high yield debt securities.

FOR PERIODS ENDED                                                    SINCE
DECEMBER 31, 2004                    ONE YEAR    FIVE YEARS     CLASS INCEPTION*
-----------------                    --------    ----------     ----------------
Calamos Convertible Fund                   %             %                %
Value Line Convertible Index **                                         --

----------
*   Inception date for Class I shares of this Fund is 6/25/97.
** The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.


FOR PERIODS ENDED                                                   SINCE
DECEMBER 31, 2004                                   ONE YEAR    CLASS INCEPTION*
-----------------                                   --------    ----------------
Calamos Market Neutral Fund                                %             %
Citigroup 30-day Treasury Bill Index **                                --
Lehman Brothers Government/Corporate Bond Index ***                    --

----------
*    Inception date for Class I shares of this Fund is 5/10/00.
** The Citigroup 30-day Treasury Bill Index is generally considered representative of the performance of short-term money market instruments.
*** The Lehman Brothers Government/Corporate Bond Index comprises long-term government and investment-grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market.

EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Class I shares of the Funds.


                                                                              GLOBAL      GROWTH
                                             BLUE             INTERNATIONAL GROWTH AND      AND       HIGH                   MARKET
                                    GROWTH   CHIP     VALUE       GROWTH      INCOME      INCOME      YIELD    CONVERTIBLE  NEUTRAL
SHAREHOLDER FEES                     FUND    FUND     FUND         FUND        FUND        FUND       FUND        FUND        FUND
----------------                    ------   ----     -----     ----------  ----------   --------     -----    -----------  --------
(FEES PAID DIRECTLY
FROM YOUR INVESTMENT)

Maximum sales charge (load)
  on purchases (as a
  percentage of offering price) ..   None    None      None        None        None         None       None        None        None

Maximum sales charge (load)
  on reinvested dividends/
  distributions ..................   None    None      None        None        None         None       None        None        None

Maximum deferred sales
  charge (load) (as a
  percentage
  of redemption proceeds) ........   None    None      None        None        None         None       None        None        None

Redemption fee (a) ...............   None    None      None        None        None         None       None        None        None

Exchange fee .....................   None    None      None        None        None         None       None        None        None

                                                                             GLOBAL     GROWTH
                                          BLUE              INTERNATIONAL  GROWTH AND    AND        HIGH                    MARKET
ANNUAL FUND                    GROWTH     CHIP      VALUE       GROWTH       INCOME     INCOME     YIELD     CONVERTIBLE    NEUTRAL
OPERATING EXPENSES              FUND      FUND       FUND        FUND         FUND       FUND       FUND         FUND        FUND
------------------            --------    ----     --------   ----------   ----------  --------    ------    ------------   -------
(EXPENSES DEDUCTED
 FROM FUND ASSETS)
Management Fees..............       %         %          %           %            %           %         %           %             %

Distribution (12b-1) Fees       None      None       None        None         None        None      None        None          None

Other Expenses...............

Total Annual Operating
  Expenses (b)...............

Fee Waiver and/or Expense
  Reimbursement..............

Net Expenses.................

----------
(a) A service charge of $15 is deducted from proceeds of redemptions paid by wire. Effective March 1, 2004, a redemption of Class I shares of a Fund (except shares purchased with reinvested dividends or distributions) held for five days or less may be subject to a redemption fee of 2% of the redemption proceeds that will be deducted from those proceeds.
(b) Calamos Advisors LLC has contractually agreed to waive fees and/or reimburse fund expenses through August 31, 2005 so that the Total Annual Operating Expenses are limited to 1.50% for Class I shares.

EXAMPLES: These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

     These examples show an investment made and held for one year, three years, five years and ten years. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year. Your actual costs may be greater or less. You would pay the following expenses if you redeemed your shares at the end of the period:


                                  ONE          THREE       FIVE          TEN
                                  YEAR         YEARS       YEARS        YEARS
                                  ----        ------      -------       -----
Growth Fund                       $           $           $             $
Blue Chip Fund                                               NA           NA
Value Fund
International Growth Fund                                    NA           NA
Global Growth and Income Fund
Growth and Income Fund
High Yield Fund
Convertible Fund
Market Neutral Fund

FINANCIAL HIGHLIGHTS

     The tables below are intended to help you understand the Funds' financial performance for the period shown below. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) if all distributions had been reinvested. This information has been audited by _________________ whose report, along with the Funds' financial statements, are included in the Funds' annual report and semi-annual report, which are available upon request.

GROWTH FUND [To be added by amendment]

BLUE CHIP FUND [To be added by amendment]

VALUE FUND [To be added by amendment]

INTERNATIONAL GROWTH FUND [To be added by amendment]

GLOBAL GROWTH AND INCOME FUND [To be added by amendment]

GROWTH AND INCOME FUND [To be added by amendment]

HIGH YIELD FUND [To be added by amendment]

CONVERTIBLE FUND [To be added by amendment]

MARKET NEUTRAL FUND [To be added by amendment]

Special Features of Institutional Shares

Offering Price

     Institutional Shares of each Fund are sold without any sales charge. When placing an order, you must specify that your order is for Institutional Shares.

Purchases by Exchange

     You may purchase shares of a Fund by exchange of shares from another Calamos Fund, or by exchange of shares of Prime Obligations Fund, a portfolio of First American Funds. No sales charge is imposed on purchases of Institutional Shares by exchange of Institutional Shares from another Calamos Fund or by exchange of Prime Obligations Shares, provided the aggregate value of your Institutional Shares of all Funds is at least $5 million unless the $5 million minimum does not apply, as discussed above. Exchanges are subject to the limitations set forth in the prospectus under "Transaction Information."

Redemption of Shares

     Each Fund reserves the right upon 30 days written notice to involuntarily redeem, at net asset value, the shares of any shareholder whose Institutional Class Shares of all Funds have an aggregate value of less than $5 million, unless the reduction in value to less than $5 million was the result of market fluctuation. For further information on the redemption of shares, please refer to the information in the prospectus under "How Can I Sell Shares?"

Redemption Fee

     A redemption of Institutional Shares of a Fund (except shares purchased with reinvested dividends or distributions) held for five days or less may be subject to a redemption fee of 2% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is paid to the Fund and is intended to deter short-term trading. The redemption fee is also intended to offset portfolio transaction costs, market impact, and other costs associated with short-term trading. If the shares redeemed were purchased on different days, the shares held shortest will be redeemed first for purposes of determining whether the redemption fee applies.

     For shares held through intermediaries, the redemption fee will be charged in generally the same manner as for shares held directly with a Fund. However, due to operational requirements and/or limitations, certain intermediaries' methods for tracking and calculating the fee may differ in some respects from those of the Funds. In addition, certain intermediaries may not presently possess the operational capabilities to charge the fee. In those instances, a fee may not be able to be applied. The Funds cannot always monitor the imposition of redemption fees on shares that are purchased through intermediaries or held in omnibus accounts. If you purchased shares through an intermediary, you should contact the intermediary for information on how the redemption fee may be applied to your shares.

     Each Fund reserves the right to waive the redemption fee at its discretion where such waiver is believed not to materially harm the Fund and is consistent with the Fund's efforts to deter abusive short-term trading. The Funds reserve the right to modify or eliminate the redemption fee or waivers at any time.

STATEMENT OF ADDITIONAL INFORMATION                              August __, 2005


                           CALAMOS(R) FAMILY OF FUNDS


GROWTH FUND
BLUE CHIP FUND
VALUE FUND
INTERNATIONAL GROWTH FUND
GLOBAL GROWTH AND INCOME FUND
GROWTH AND INCOME FUND
HIGH YIELD FUND
CONVERTIBLE FUND
MARKET NEUTRAL FUND


1111 East Warrenville Road
Naperville, Illinois 60563-1493
(630) 245-7200
Toll Free: (800) 8-CFS-FUND (800/823-7386)


     This Statement of Additional Information relates to CALAMOS(R) Growth Fund, CALAMOS(R) Blue Chip Fund, CALAMOS(R) Value Fund, CALAMOS(R) International Growth Fund, CALAMOS(R) Global Growth and Income Fund, CALAMOS(R) Growth and Income Fund, CALAMOS(R) High Yield Fund, CALAMOS(R) Convertible Fund and CALAMOS(R) Market Neutral Fund, (the "Funds"), each of which is a series of Calamos Investment Trust (the "Trust"). It is not a prospectus, but provides information that should be read in conjunction with the Funds' prospectus dated the same date as this Statement of Additional Information and any supplements thereto. The prospectus and the annual and semi-annual reports may be obtained without charge by writing or telephoning the Funds at the address or telephone numbers set forth above.


                                TABLE OF CONTENTS

                                                                                                                 Page
The Trust and the Funds......................................................................................      2
Investment Objectives........................................................................................      2
Investment Practices.........................................................................................      3
Investment Restrictions......................................................................................     23
Management ..................................................................................................     26
Investment Advisory Services.................................................................................     34
Portfolio Managers...........................................................................................     39
Distribution Plan............................................................................................     41
Other Compensation to Dealers................................................................................     42
Purchasing And Redeeming Shares..............................................................................     42
Distributor..................................................................................................     56
Portfolio Transactions.......................................................................................     57
Taxation ....................................................................................................     59
Allocation Among Funds.......................................................................................     61
Certain Shareholders.........................................................................................     61
Custodian and Transfer Agent.................................................................................     75
Independent Registered Public Accounting Firm................................................................     75
General Information..........................................................................................     75
Financial Statements.........................................................................................     76
Appendix - Description of Bond Ratings.......................................................................    A-1

                             THE TRUST AND THE FUNDS


     The Trust was organized as a Massachusetts business trust on December 21, 1987. Each Fund is an open-end, diversified management investment company. Prior to June 23, 1997, the name of the Trust was CFS Investment Trust. Market Neutral Fund was named "Strategic Income Fund" prior to July 30, 1999. Prior to April 1, 2003, Global Growth and Income Fund was named "Global Convertible Fund" and Growth and Income Fund was named "Convertible Growth and Income Fund." Prior to December 1, 2003, the Value Fund was named "Mid Cap Value Fund."


                              INVESTMENT OBJECTIVES

      Each Fund's investment objective is shown below:

      GROWTH FUND seeks long-term capital growth.

      BLUE CHIP FUND seeks long-term capital growth. Under normal circumstances, the Blue Chip Fund will invest at least 80% of its net assets (plus borrowings) in "Blue Chip" companies.

      VALUE FUND seeks long-term capital growth.


      INTERNATIONAL GROWTH FUND seeks long-term capital growth. The Fund invests primarily in a globally diversified portfolio of equity securities.



     GLOBAL GROWTH AND INCOME FUND seeks high long-term total return through capital appreciation and current income. The Fund invests primarily in a globally diversified portfolio of convertible, fixed-income and equity securities.


      GROWTH AND INCOME FUND seeks high long-term total return through growth and current income. The Fund invests primarily in a diversified portfolio of convertible, fixed-income and equity securities.




      HIGH YIELD FUND seeks the highest level of current income obtainable consistent with reasonable risk. Its secondary objective is capital gain where consistent with its primary objective. Under normal circumstances, the High Yield Fund will invest at least 80% of its net assets (plus any borrowings) in high yield, fixed-income securities (junk bonds).

      CONVERTIBLE FUND seeks current income with growth as its secondary objective. Under normal circumstances, the Convertible Fund will invest at least 80% of its net assets (plus any borrowings) in convertible securities.

      MARKET NEUTRAL FUND seeks high current income consistent with stability of principal. The Fund seeks to achieve its objective primarily through investment in convertible securities and employing short selling to enhance income and hedge against market risk.

      The investment objectives of each Fund may not be changed without the approval of a "majority of outstanding" shares of that Fund, as defined in the Investment Company Act of 1940. Each of the Blue Chip Fund, Convertible Fund and High Yield Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

                              INVESTMENT PRACTICES


      The prospectus contains information concerning each Fund's investment objective(s) and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning certain securities and strategies used by the Funds and their associated risks.



      In pursuing its investment objective(s), each Fund will invest as described below and in the prospectus.


CONVERTIBLE SECURITIES

      Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.

      The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

      If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

SYNTHETIC CONVERTIBLE SECURITIES

      The Funds may create a "synthetic" convertible security by combining fixed income securities with the right to acquire equity securities. In creating a synthetic security, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.


      More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when management believes that such a combination would better promote the Fund's investment objective(s). A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions. The Convertible Fund's holdings of synthetic convertible securities are considered convertible securities for purposes of the Fund's policy to invest at least 80% of its net assets (plus any borrowings) in convertible securities.

      A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the fixed-income component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

      The Funds may also purchase synthetic convertible securities manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

DEBT SECURITIES


      In pursuing its investment objective(s), each Fund may invest in convertible and non-convertible debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P"), or Ba or lower by Moody's Investor Services, Inc. ("Moody's")) and securities that are not rated but are considered by the investment adviser to be of similar quality. There are no restrictions as to the ratings of debt securities acquired by a Fund or the portion of a Fund's assets that may be invested in debt securities in a particular ratings category, except that no Fund other than the High Yield Fund will acquire a security rated below C.


      Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

      Achievement by each Fund of its investment objective(s) will be more dependent on the investment adviser's credit analysis than would be the case if the Fund were investing in higher-quality debt securities. Because the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, the investment adviser employs its own credit research and analysis. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

      Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

RULE 144A SECURITIES


      Each Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Funds, under Rule 144A under the Securities Act of 1933. The investment adviser, under the supervision of the Trust's board of trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than a specified percentage of its net assets in securities that are illiquid at the time of purchase. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the investment adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the investment adviser may consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of a security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% (or 15% in the case of Global Growth and Income Fund and International Growth Fund) of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

FOREIGN SECURITIES

      Global Growth and Income Fund and the International Growth Fund may invest all of their net assets, and each other Fund may invest up to 25% of its net assets, in securities of foreign issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person, but may include foreign securities in the form of European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar-denominated receipts issued by international banks evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. Each Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

      To the extent positions in portfolio securities are denominated in foreign currencies, a Fund's investment performance is affected by the relative strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. (See discussion of transaction hedging and portfolio hedging below under "Currency Exchange Transactions.")

      Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

      Although the Funds intend to invest in companies and government securities of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

      Each Fund, other than Global Growth and Income Fund and International Growth Fund, expects that substantially all of its foreign investments will be in developed nations. However, each Fund may invest in the securities of emerging countries. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

CURRENCY EXCHANGE TRANSACTIONS

      Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

      Forward currency exchange transactions may involve currencies of the different countries in which the Funds may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. No Fund may engage in "speculative" currency exchange transactions.

      If a Fund enters into a forward contract, the Fund's custodian will segregate liquid assets of the Fund having a value equal to the Fund's commitment under such forward contract. At the maturity of the forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

      It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

      If a Fund retains the portfolio security and engages in an offsetting currency transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting currency transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

      Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

SYNTHETIC FOREIGN MONEY MARKET POSITIONS

      Each Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

SWAPS, CAPS, FLOORS AND COLLARS

      Each Fund may enter into interest rate, currency, index, credit default and other swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed income products between parties. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, Calamos Advisors LLC ("Calamos Advisors") and the Trust believe such obligations do not constitute senior securities under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the securities dealers, financial institutions or other parties with whom the Fund has entered into such a transaction ("Counterparties"), combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by Calamos Advisors. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid, however, some swaps may be considered illiquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

STRUCTURED PRODUCTS

      Each Fund may invest in interests in entities organized and operated for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The term "structured products" as used herein excludes synthetic convertibles. See "Investment Practices--Synthetic Convertible Securities." The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products, which represent derived investment positions based on relationships among different markets or asset classes.

      Each Fund may also invest in other types of structured products, including, among others, baskets of credit default swaps referencing a portfolio of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Fund's limitations related to borrowing and leverage.

      Certain issuers of structured products may be deemed to be "investment companies" as defined in the Investment Company Act of 1940. As a result, the Fund's investments in these structured products may be limited by the restrictions contained in the Investment Company Act of 1940. Structured products are typically sold in private placement transactions, and there currently may not be active trading market for structured products. As a result, certain structured products in which the Fund invests may be deemed illiquid.

LENDING OF PORTFOLIO SECURITIES

      Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but could call the loan to permit voting of the securities. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment adviser will monitor the creditworthiness of the firms to which the Fund lends securities.

REPURCHASE AGREEMENTS

      Each Fund may invest in repurchase agreements, provided that Global Growth and Income Fund and International Growth Fund may not invest more than 15%, and each other Fund may not invest more than 10%, of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Fund could experience both losses and delays in liquidating its collateral.

OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

      Each Fund may purchase and sell (write) put options and call options on securities, indexes or foreign currencies. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving such Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.

      Each Fund is authorized to purchase and sell (write) exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      OTC options are purchased from or sold to Counterparties through direct bilateral agreement with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by a fund, and portfolio securities "covering" the amount of a fund's obligation pursuant to an OTC option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is "in the money") are illiquid, and are subject to a fund's limitation on investing no more than 10% of its net assets (or 15% in the case of Global Growth and Income Fund and International Growth Fund) in illiquid securities.

      Each Fund may also purchase and sell (write) options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making upon the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

      A Fund will sell (write) call options and put options only if they are "covered." For example, a call option written by a Fund will require such Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require such Fund to own portfolio securities that correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires such Fund to segregate cash or liquid assets equal to the exercise price.

      OTC options entered into by a Fund and OCC issued and exchange listed index options will generally provide for cash settlement. As a result, when a Fund sells (writes) these instruments, it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the "in-the-money" amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells (writes) a call option on an index at a time when the in-the-money amount exceeds the exercise price, such Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and such Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

      If an option written by a Fund expires, such Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, such Fund realizes a capital loss equal to the premium paid.

      A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, such Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, such Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

      A put or call option purchased by a Fund is an asset of such Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

      RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The ability of a Fund to utilize options successfully will depend on the investment adviser's ability to predict pertinent market investments, which cannot be assured.

      A Fund's ability to close out its position as a purchaser or seller (writer) of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. If a Fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option's life, the opportunity to profit from currency appreciation.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty (as described above under "Options on Securities, Indexes and Currencies") fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

      Each Fund may purchase and sell (write) call options on securities indices and currencies. All calls sold by a Fund must be "covered." Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes such Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a fund to hold a security or instrument that it might otherwise have sold. Each Fund may purchase and sell (write) put options on securities indices and currencies. In selling (writing) put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

      Each Fund may use interest rate futures contracts, index futures contracts, volatility index futures contracts and foreign currency futures contracts. An interest rate, index, volatility index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(1) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor's 500 Index, the Russell 2000 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to, U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded. Each Fund may enter into such contract if, in the investment adviser's opinion, such contract meets the investment parameters of the Fund.

      Each Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its desired exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

      A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.

      The success of any futures transaction depends on the investment adviser correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use

--------------------------
(1) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

futures contracts, the investment adviser might have taken portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.

      When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although a Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

      The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

      Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

      RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighing of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

      There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.


      LIMITATIONS ON OPTIONS AND FUTURES. If other options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the board of trustees determines that their use is consistent with the Fund's investment objective(s).


      A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," (2) would exceed 5% of the Fund's total assets.

----------------------------
(2) A call option is "in-the-money" to the extent, if any, that the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

      When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed by the Fund.

      A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

      In order to comply with Commodity Futures Trading Commission ("CFTC") Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," a Fund may use commodity futures or commodity options contracts for either risk management or speculative purposes without any limitation on the notional value of such positions. The Funds have qualified for an exemption from registration as "commodity pool operators" pursuant to CFTC Regulation 4.5 and, therefore, are not subject to registration or regulation under the Commodity Exchange Act, as amended.

      TAXATION OF OPTIONS AND FUTURES. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold
(put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

      If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

      Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

      If a Fund writes an equity call option(3) other than a "qualified covered call option," as defined in the Internal Revenue Code of 1986, as amended (the "Code"), any loss on such option

-----------------------------
(3) An equity option is an option to buy or sell stock, and any other option whose value is determined by reference to an index of stocks of a type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). An option on a broad-based stock index (such as the S&P 500 index) is not an equity option.

transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

      A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

      For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

      If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

      In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

      Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised of the nature of the payments.

WARRANTS

      Each Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to twenty years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

PORTFOLIO TURNOVER

      Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons, including calls for redemption, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in a Fund would result in increased transaction expense, which must be borne by that Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. Portfolio turnover for each Fund is shown under "Financial Highlights" in the prospectus.

SHORT SALES

      Each Fund may from time to time sell securities short to enhance income and protect against market risk by hedging a portion of the equity risk inherent in the Fund's portfolio. A short sale is effected when Calamos Advisors believes that the price of a security will decline, and involves the sale of securities that the Fund does not own, in the hope of purchasing the same securities at a later date at a lower price. There can be no assurance that the Fund will be able to close out a short position (i.e., purchase the same securities) at any particular time or at an acceptable or advantageous price. To make delivery to the buyer, the Fund must borrow the securities from a broker-dealer through which the short sale is executed, and the broker-dealer delivers the securities, on behalf of the Fund, to the buyer. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to it the securities sold short. In addition, a Fund is required to pay to the broker-dealer the amount of any dividends or interest paid on the securities sold short.

      To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

      A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the short sale. A Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

      A Fund will realize a gain if the price of the securities decline between the date of the short sale and the date on which the Fund purchases securities to replace the borrowed securities. On the other hand, a Fund will incur a loss if the price of the securities increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with the short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.

      There is also a risk that securities borrowed by a Fund and delivered to the buyer of the securities sold short will need to be returned to the broker-dealer on short notice. If the request for the return of securities occurs at a time when other short sellers of the security are receiving similar requests, a "short squeeze" can occur, meaning that the Fund might be compelled, at the most disadvantageous time, to replace the borrowed securities with securities purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier.

      Rule 10a-1 under the Securities Exchange Act of 1934 provides that exchange-traded securities can be sold short only at a price that is higher than the last trade or the same as the last trade price if that price is higher than the price of the previous reported trade. The requirements of Rule 10a-1 can delay, or in some cases prevent, execution of short sales, resulting in opportunity costs and increased exposure to market action.

      Each Fund may also make short sales "against the box," meaning that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. Short sales "against the box" result in a "constructive sale" and require the Fund to recognize any taxable gain unless an exception to the constructive sale rule applies.

      A Fund will not make a short sale of securities (other than a short sale "against the box"), if more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales (other than short sales "against the box").

      In addition to enabling each Fund to hedge against market risk, short sales may afford the Fund an opportunity to earn additional current income to the extent it is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund's short positions remain open. The Funds believe that some broker-dealers may be willing to enter into such arrangements, but there is no assurance that they will be able to enter into such arrangements to the desired degree.

"WHEN-ISSUED" AND DELAYED DELIVERY SECURITIES AND REVERSE REPURCHASE AGREEMENTS

      Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

      Each Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

      At the time when a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

ILLIQUID SECURITIES

      Each of Global Growth and Income Fund and International Growth Fund may invest up to 15% of its total assets, and each other Fund may invest up to 10% of its total assets, taken at market value, in illiquid securities, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act of 1933. A position in restricted securities might adversely affect the liquidity and marketability of a portion of the Fund's portfolio, and the Fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on a Fund's investment in restricted securities.

TEMPORARY INVESTMENTS

      Each Fund may make temporary investments without limitation when the investment adviser determines that a defensive position is warranted. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the

U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and repurchase agreements.

REPURCHASE AGREEMENTS

      As part of its strategy for the temporary investment of cash, each Fund may enter into "repurchase agreements" pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. A repurchase agreement arises when a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time the Fund holds the security and that is not related to the coupon rate on the purchased security. Such agreements generally have maturities of no more than seven days and could be used to permit a Fund to earn interest on assets awaiting long term investment. The Funds require continuous maintenance by the custodian for the Fund's account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. Repurchase agreements maturing in more than seven days are considered illiquid securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

                             INVESTMENT RESTRICTIONS

      Each Fund has elected to be classified as a diversified, open-end management investment company.

      Unless otherwise noted, each Fund operates under the following investment restrictions. A Fund may not:

(i) (for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund and High Yield Fund only) make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940 if the Fund is classified as a diversified investment company;

      (for each of the other Funds) as to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities;

(ii) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(iii) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv) (for each Fund other than Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund and High Yield Fund) invest more than 10% of the Fund's net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(v) (for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund and High Yield Fund only) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that a Fund may (a) enter into futures, options and options on futures,
       (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

       (for each of the other Funds) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts;

(vi) make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or
       (c) lending portfolio securities;

(vii) (for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund and High Yield Fund only) borrow, except from banks, other affiliated Funds and other entities to the extent permitted under the Investment Company Act of 1940;

       (for each of the other Funds) borrow, except that the Fund may (a) borrow up to 10% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 10% of total assets, and the Fund will not purchase securities when its borrowings exceed 5% of total assets) and (b) enter into transactions in options;

(viii) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

(ix) (for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund and High Yield Fund only) issue any senior security, except to the extent permitted under the Investment Company Act of 1940;

       (for each of the other Funds) issue any senior security, except that the Market Neutral Fund may sell securities short.

      The above restrictions are fundamental policies and may not be changed with respect to a Fund without the approval of a "majority" of the outstanding shares of that Fund, which for this purpose means the approval of the lesser of
(a) more than 50% of the outstanding voting securities of that Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of that Fund are present or represented at the meeting by proxy.

      Currently under the Investment Company Act of 1940, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

      In addition to the fundamental restrictions listed above, and as a non-fundamental policy, no Fund may (except as indicated):

      (a) invest in shares of other open-end investment companies, except as permitted by the Investment Company Act of 1940;

      (b) invest in companies for the purpose of exercising control or management;

      (c) purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

      (d) make short sales of securities, except that a Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities and (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause
(i);

      (e) invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by ADRs and securities guaranteed by a U.S. person), except that Global Growth and Income Fund and International Growth Fund may invest all of its assets in securities of foreign issuers; and

      (f) (for Blue Chip Fund, Value Fund, Global Growth and Income Fund,
High Yield Fund, and International Growth Fund only) invest more than 10% (or 15% in the case of Global Growth and Income Fund and International Growth Fund) of the Fund's net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.

      The non-fundamental investment restrictions above may be changed by the board of trustees without shareholder approval.

      Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund's ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.


                                   MANAGEMENT


TRUSTEES AND OFFICERS

The management of the Trust, including general supervision of the duties performed for each Fund under the Investment Management Agreement, is the responsibility of its board of trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee's earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 72 years.

The following table sets forth each trustee's position(s) with the Trust, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which such trustee first became a trustee of the Trust. Each trustee oversees each Fund of the Trust.

TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

                                POSITION(S) HELD WITH TRUST      NUMBER OF PORTFOLIOS       PRINCIPAL OCCUPATION(S),
       NAME AND AGE               AND DATE FIRST ELECTED           IN FUND COMPLEX          DURING PAST 5 YEARS AND
    AT MARCH 31, 2005             OR APPOINTED TO OFFICE         OVERSEEN BY TRUSTEE        OTHER DIRECTORSHIPS HELD
-------------------------   -----------------------------------  --------------------   -------------------------------------
John P. Calamos, Sr., 64*    Trustee and President (since 1988)         14              President and CEO, Calamos Asset
                                                                                        Management, Inc. ("CAM") and Calamos
                                                                                        Holdings LLC ("CHLLC"), Calamos
                                                                                        Advisors LLC and its predecessor
                                                                                        ("Calamos Advisors"), and Calamos
                                                                                        Financial Services LLC and its
                                                                                        predecessor ("CFS");  Director, CAM


Nick P. Calamos,  43*        Trustee and Vice President                 14              Senior Executive Vice President, CAM,
                             (since 1992)                                               CHLLC, Calamos Advisors, and CFS;
                                                                                        Director, CAM

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

                              POSITION(S) HELD WITH TRUST        NUMBER OF PORTFOLIOS       PRINCIPAL OCCUPATION(S),
       NAME AND AGE             AND DATE FIRST ELECTED             IN FUND COMPLEX          DURING PAST 5 YEARS AND
    AT MARCH 31, 2005           OR APPOINTED TO OFFICE           OVERSEEN BY TRUSTEE        OTHER DIRECTORSHIPS HELD
-------------------------   -----------------------------        --------------------   -------------------------------------
Joe F. Hanauer, 67                Trustee (since 2001)                  14              Private investor; Director, MAF
                                                                                        Bancorp (banking); Chairman and
                                                                                        Director, Homestore.com, Inc.,
                                                                                        (Internet provider of real estate
                                                                                        information and products); Director,
                                                                                        Combined Investments, L.P.
                                                                                        (investment management)

                             POSITION(S) HELD WITH TRUST      NUMBER OF PORTFOLIOS       PRINCIPAL OCCUPATION(S),
    NAME AND AGE               AND DATE FIRST ELECTED            IN FUND COMPLEX         DURING PAST 5 YEARS AND
    AT MARCH 31, 2005          OR APPOINTED TO OFFICE          OVERSEEN BY TRUSTEE       OTHER DIRECTORSHIPS HELD
    --------------------       ----------------------          -------------------       ------------------------
John E. Neal, 54          Trustee (since 2001)                         14            Private investor; Managing
                                                                                     Director, Bank One Capital
                                                                                     Markets, Inc. (investment
                                                                                     banking) (2000-2004);
                                                                                     Executive Vice President and
                                                                                     Head of Real Estate Department,
                                                                                     Bank One (1998-2000); Director,
                                                                                     the Brickman Group, Ltd.
                                                                                     (landscaping company)

Weston W. Marsh, 54       Trustee (since 2002)                         14            Partner, Freeborn & Peters (law
                                                                                     firm)

William Rybak, 54         Trustee (since 2002)                         14            Private investor; formerly
                                                                                     Executive Vice President and
                                                                                     Chief Financial Officer, Van
                                                                                     Kampen Investments, Inc.
                                                                                     (investment manager); Director,
                                                                                     Howe Barnes Investments
                                                                                     (investment services firm);
                                                                                     Director, PrivateBancorp, Inc.
                                                                                     (bank holding company)

Stephen B. Timbers, 60    Trustee (since 2004)                         14            Private investor; formerly Vice
                                                                                     Chairman, Northern Trust
                                                                                     Corporation (bank holding
                                                                                     company); President and Chief
                                                                                     Executive Officer, Northern
                                                                                     Trust Investments, N.A.
                                                                                     (investment manager); formerly
                                                                                     President, Northern Trust
                                                                                     Global Investments, a division
                                                                                     of Northern Trust Corporation
                                                                                     and Executive Vice President,
                                                                                     The Northern Trust Corporation;
                                                                                     Trustee, Northern Mutual Fund
                                                                                     Complex** (registered
                                                                                     investment companies)

-----------------
* Messrs. John Calamos and Nick Calamos are trustees who are "interested persons" of the Trust as defined in the Investment Company Act of 1940 because they are affiliates of Calamos Advisors and CFS. Nick Calamos is a nephew of John Calamos.

**    Overseeing 53 portfolios in fund complex.

The address of the Trustees is 1111 East Warrenville Road, Naperville, Illinois 60563-1493.

      OFFICERS. Messrs. John Calamos and Nick Calamos are president and vice president of the Trust, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became an officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

                                                                                 PRINCIPAL OCCUPATION(S),
      NAME AND AGE AT        POSITION(S) HELD WITH TRUST AND DATE                DURING PAST 5 YEARS AND
      MARCH 31, 2005         FIRST ELECTED OR APPOINTED TO OFFICE                OTHER DIRECTORSHIPS HELD
     -----------------       ------------------------------------                ------------------------
Nimish S. Bhatt, 41          Treasurer (since 2004)                Senior Vice President and Director of Operations,
                                                                   CAM, CHLLC, Calamos Advisors and CFS (since
                                                                   2004); Senior Vice President, Alternative
                                                                   Investments and Tax Services of BISYS, prior
                                                                   thereto

Patrick H. Dudasik, 49       Vice President (since 2001)           Executive Vice President, Chief Financial Officer
                                                                   and Administrative Officer, and Treasurer, CAM
                                                                   and CHLLC (since 2004), Calamos Advisors and CFS
                                                                   (since 2001); Chief

                                                                                 PRINCIPAL OCCUPATION(S),
      NAME AND AGE AT        POSITION(S) HELD WITH TRUST AND DATE                DURING PAST 5 YEARS AND
      MARCH 31, 2005         FIRST ELECTED OR APPOINTED TO OFFICE                OTHER DIRECTORSHIPS HELD
     -----------------       ------------------------------------                ------------------------
                                                                   Financial Officer, David Gomez and Associates,
                                                                   Inc. (1998-2001) (executive search firm); and
                                                                   Chief Financial Officer, Scudder Kemper Investments,
                                                                   Inc., prior thereto

James S. Hamman, Jr., 35     Secretary (since 1998) and Chief      Executive Vice President, Secretary and General
                             Compliance Officer (since 2004)       Counsel, CAM and CHLLC (since 2004), Calamos
                                                                   Advisors and CFS (since 1998)

Michael C. Ciotola, 36       Assistant Treasurer (since 2004)      Manager of Mutual Fund Operation, Calamos
                                                                   Advisors (since 2004); Director of Financial
                                                                   Services, BISYS Fund Services, Inc. (2003-2004);
                                                                   Various positions within BISYS (prior thereto)

Kevin S. Woodard, 39         Assistant Secretary (since 2005)      Senior Vice President and Associate General Counsel,
                                                                   Calamos Advisors (since 2005); Vice President and
                                                                   Counsel, Fifth Third Bank (1997-2005)



The address of each officer is 1111 East Warrenville Road, Naperville, Illinois 60563-1493.

      COMMITTEES OF THE BOARD OF TRUSTEES. The Trust's board of trustees currently has three standing committees:

Executive Committee. Messrs. John Calamos and Nick Calamos are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions. Both John Calamos and Nick Calamos are interested trustees of the Trust.

Audit Committee. Messrs. Hanauer, Marsh, Neal, Rybak and Timbers serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors' performance, reviews the results of the Trust's audit, determines whether to recommend to the board that the Trust's audited financial statements be included in the Trust's annual report and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.

Governance Committee. Messrs. Hanauer, Marsh, Neal, Rybak and Timbers serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the board of trustees and endeavors to be informed about good practices for mutual fund boards. The governance committee also functions as a nominating committee by making recommendations to the board of trustees regarding candidates for election as non-interested trustees. In making such recommendations, the governance committee considers a number of factors, including a candidate's background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the written charter. Any prospective candidate is interviewed by the trustees, and references are checked. The governance committee does not have a policy to consider shareholder recommendations regarding candidates for election as trustees. The committee determined that it is appropriate not to have a policy to consider shareholder recommendations because the current process of identifying and recommending potential candidates is sufficient to ensure a knowledgeable and independent board. All members of the governance committee are independent trustees of the Trust.

In addition to the above committees, there is a pricing committee, appointed by the board of trustees, comprised of officers of the Trust and employees of Calamos Advisors.


During the fiscal year ended March 31, 2005, the Trust's board of trustees held ____ meetings, the executive committee held ___ meetings, the audit committee held ____ meetings, and the governance committee held ____ meetings. All of the trustees and committee members then serving attended at least 75% of the meetings of the board of trustees and applicable committees held during each such fiscal year.


      TRUSTEE COMPENSATION. Messrs. John Calamos and Nick Calamos, the trustees who are "interested persons" of the Trust, do not receive compensation from the Trust. Although they are compensated, the noninterested trustees do not receive any pension or retirement benefits from the Trust. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the periods indicated to each of the current trustees.


                                                               TOTAL COMPENSATION
                               AGGREGATE COMPENSATION             FROM CALAMOS
                                   FROM THE TRUST                 FUND COMPLEX*
        NAME                       4/1/04-3/31/05                4/1/04-3/31/05
        ----                   ----------------------           ------------------
John P. Calamos                    $                              $
Nick P. Calamos
Joe F. Hanauer
John E. Neal+
Weston W. Marsh
William Rybak
Stephen B. Timbers



+ Includes fees deferred during the year pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Funds selected by the trustee. As of March 31, 2005, the value of Mr. Neal's deferred compensation account was $______.



*     Consisting of 14 portfolios.


The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" of Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund's obligations to make payments under the Plan.

      CODE OF ETHICS. Employees of Calamos Advisors and CFS are permitted to make personal securities transactions, including transactions in securities that the Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust, Calamos Advisors and CFS. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of Calamos Advisors and CFS employees and the interests of investment advisory clients such as the Trust. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

      PROXY VOTING PROCEDURES. Each Fund has delegated proxy voting responsibilities to Calamos Advisors, subject to the board of trustees' general oversight. Each Fund expects Calamos Advisors to vote proxies related to that Fund's portfolio securities for which the Fund has voting authority consistent with the Fund's best economic interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Funds, and the interests of the adviser and its affiliates.

      The following is a summary of the Policies used by Calamos Advisors in voting proxies.

      To assist it in voting proxies, Calamos Advisors has established a Committee comprised of members of its Portfolio Management and Research Departments. The Committee and/or its members will vote proxies using the following guidelines.

      In general, if Calamos Advisors believes that a company's management and board have interests sufficiently aligned with the Fund's interest, Calamos Advisors will vote in favor of proposals recommended by a company's board. More specifically, Calamos Advisors seeks to ensure that the board of directors of a company is sufficiently aligned with security holders' interests and provides proper oversight of the company's management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos Advisors will examine board member elections on a case-by-case basis, it will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.

      Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-takeover measures (including adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights), changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of the Fund in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos Advisors will vote on a case-by-case basis on proposals presenting these transactions.

      Finally, Calamos Advisors has established procedures to help resolve conflicts of interests that might arise when voting proxies for the Funds. These procedures provide that the Committee, along with Calamos Advisors' Legal and Compliance Departments, will examine conflicts of interests with the Fund of which Calamos Advisors is aware and seek to resolve such conflicts in the best interests of the Fund, irrespective of any such conflict. If a member of the Committee has a personal conflict of interest, that member will refrain from voting and the remainder of the Committee will determine how to vote the proxy solely on the investment merits of any proposal. The Committee will then memorialize the conflict and the procedures used to address the conflict.


      The Funds are required to file with the SEC their complete proxy voting record for the twelve-month period ending June 30, by no later than August 31 of each year. The Funds' proxy voting record for the most recent twelve-month period ending June 30 is available by August 31 of each year (1) on the SEC's website at www.sec.gov and (2) without charge, upon request, by calling 800-582-6959.


      You may obtain a copy of Calamos Advisors' Policies by calling (800) 582-6959, by visiting the Fund's website at www.calamos.com, by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 1111 East Warrenville Road, Naperville, IL 60563, and on the Commission's website at www.sec.gov.

      DISCLOSURE OF PORTFOLIO HOLDINGS. The board of trustees, including a majority of the non-interested trustees, Calamos Advisors and CFS have adopted policies and procedures to govern the disclosure of portfolio security holdings. Each considered the circumstances under which portfolio security holdings may be disclosed to different categories of persons and how to address actual and potential conflicts of interests between the interests of the Funds' shareholders, on the one hand, and those of the Funds' investment adviser or distributor, on the other. After giving due consideration to such matters and after exercising their fiduciary duties and reasonable business judgment, the board of trustees, Calamos Advisors and CFS determined that the Funds have a legitimate business purpose for disclosing portfolio security holdings to the person described in the policies and procedures, and that the policies and procedures are reasonably designed to ensure that disclosures of portfolio security holdings are not opposed to the best interests of shareholders and appropriately address the potential for material conflicts of interest.


Disclosure to the Public

A complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed no earlier than 45 days after such quarter, in addition to disclosures in the Trust's Forms N-Q and Forms N-CSRs. This information will be posted on www.calamos.com.

A subset of a Fund's portfolio security holdings, such as a top ten list or representative holdings, as of the last business day of the preceding month may be disclosed no earlier than 10 days after such month end. This information will be posted on www.calamos.com pursuant to the procedures.

Non-Public Disclosure


Disclosure to Rating/Ranking Agencies. A complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed to rating and ranking agencies, such as S&P, Moody's, Morningstar, Lipper and Value Line, no earlier than 30 days after the end of such quarter. As of ___________, 2005, the following rating and ranking agencies are provided portfolio security holding information in connection with the above procedures:
S&P, Moody's, Morningstar, Lipper and Value Line.



Disclosure to Service Providers. Portfolio security holdings may be more frequently disclosed than the methods described above to the Funds' service providers with little or no lag time. The frequency and lag time of such disclosure is based upon each service provider's need for the information to satisfy its obligations to a Fund. In each instance, reassurances are sought from the service provider that the portfolio security holdings will remain confidential. As of ___________, 2005, the following are the Funds' service providers: Calamos Advisors, CFS , U.S. Bancorp Fund Services LLC, The Bank of New York, the Fund's independent registered public accounting firm, Wall Street Concepts and Bell, Boyd and Lloyd. The Funds' service providers have a duty to keep the Funds' nonpublic information confidential either through written contractual arrangements with the Funds or the Adviser, or by the nature of their fiduciary duty with respect to the Funds, which includes a duty of confidentiality and a duty to refrain from trading on nonpublic information.



In addition, the Funds, Calamos Advisors, CFS and the Funds' administrator and custodian may, for legitimate business purposes within the scope of their duties and responsibilities, disclose portfolio security holdings (whether a complete list of portfolio security holdings or a subset thereof) and other Fund positions comprising the assets of a Fund to one or more broker-dealers or foreign custodians during the course of, or in connection with, normal day-to-day securities and derivative transactions with or through such broker-dealers or foreign custodians, subject to such broker-dealer's and/or foreign custodian's obligation not to disclose or use material, non-public information concerning a Fund's portfolio security holdings without the consent of such Fund or its agents. Any such disclosure must be approved in writing by an officer of the Fund, after consultation with Calamos Advisors' Legal/Compliance Department.

Disclosures required by Applicable Law. The Funds, Calamos Advisors and CFS may disclose portfolio security holdings information of a Fund as may be required by applicable law, rule, regulation or court order. Any officer of the Funds, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.

As part of the Funds' compliance program under rule 38a-1 of the Investment Company Act of 1940, the Funds' Chief Compliance Officer will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures. The board of trustees will oversee disclosures through the reporting of the Chief Compliance Officer.

The Funds, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.

\
      At December 31, 2004, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds, and of all funds in the Fund Complex having values within the indicated dollar ranges.



                                        BLUE                                           GLOBAL
                        GROWTH          CHIP            VALUE        GROWTH AND      GROWTH AND
                         FUND           FUND            FUND        INCOME FUND     INCOME FUND
                        -----           ----            ----        -----------     -----------
John P. Calamos     over 100,000   over 100,000    over 100,000    over 100,000    over 100,000
Nick P. Calamos     over 100,000   over 100,000    over 100,000    over 100,000    over 100,000
Joe F. Hanauer      over 100,000   over 100,000         None       over 100,000    over 100,000
Weston W. Marsh     over 100,000   over 100,000         None            None            None
John E. Neal        over 100,000        None            None            None            None
William Rybak       10,001-50,000  10,001-50,000   10,001-50,000   10,001-50,000   10,001-50,000
Stephen Timbers     over 100,000        None            None            None            None

                                                                                       AGGREGATE
                                                                                      DOLLAR RANGE
                                                                                      OF SHARES OF
                                                                       MARKET          ALL FUNDS
                   INTERNATIONAL    HIGH YIELD         CONVERTIBLE     NEUTRAL        IN THE FUND
                   GROWTH FUND*        FUND               FUND           FUND           COMPLEX
                   -------------     ----------        ----------      --------      ------------
John P. Calamos         None        over 100,000      over 100,000       None         over 100,000
Nick P. Calamos         None        over 100,000      over 100,000       None         over 100,000
Joe F. Hanauer          None       50,001-100,000          None     50,001-100,000    over 100,000
Weston W. Marsh         None        10,001-50,000     over 100,000       None         over 100,000
John E. Neal            None             None              None      over 100,000     over 100,000
William Rybak           None        10,001-50,000     10,001-50,000  10,001-50,000    50,001-100,000
Stephen Timbers         None             None              None          None         over 100,000



*    International Growth Fund commenced operations on March 16, 2005.


No trustee who is not an interested person of the Trust owns beneficially or of record, any security of Calamos Advisors, CFS, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Calamos Advisors or CFS.

                          INVESTMENT ADVISORY SERVICES

      Investment management and certain other services are provided to the Funds by Calamos Advisors pursuant to an Investment Management Agreement (the "Agreement") dated August 1, 2000. Calamos Advisors also furnishes office space, equipment and management personnel to the Funds. For more information, see the prospectus under "Management of the Funds." Each Fund pays Calamos Advisors a fee accrued daily and paid monthly. Growth Fund pays a fee at the annual rate of 1% of the first $500 million of the Growth Fund's average daily net assets, .90% of the next $500 million of average daily net assets, .80% of the next $5 billion of average daily net assets (average daily net assets in excess of $1 billion to $6 billion), .78% of the next $5 billion of average daily net assets (average daily net assets in excess of $6 billion to $11 billion), .76% of the next $5 billion of average daily net assets (average daily net assets in excess of $11 billion to $16 billion), .74% of the next $5 billion of average daily net assets (average daily net assets in excess of $16 billion to $21 billion), .72% of the next $5 billion of average daily net assets (average daily net assets in excess of $21 billion to $26 billion) and .70% of average daily net assets in excess of $26 billion. Value Fund, Blue Chip Fund and Global Growth and Income Fund each pay a fee at the annual rate of 1% of average daily net assets. High Yield Fund pays a fee at the annual rate of .75% of average daily net assets. Each of Growth and Income Fund, Convertible Fund and Market Neutral Fund pays a fee at the annual rate of .75% of the first $500 million of average daily net assets, .70% of the next $500 million of average daily net assets, and .65% of average daily net assets in excess of $1 billion.

     The International Growth Fund pays a fee that is determined by utilizing a base fee and then applying a performance adjustment. The performance adjustment equally increases or decreases the management fee, on a monthly basis, by 1/12 of 0.03% of the Fund's average daily net assets for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index ("Index"), respectively. The base fee is at the annual rate of 1.00% of the first $500 million of International Growth Fund's average daily net assets, 0.95% of the next $500 million of average daily net assets, 0.90% of the next $5 billion of average daily net assets (average daily net assets in excess of $1 billion to $6 billion), 0.88% of the next $5 billion of average daily net assets (average daily net assets in excess of $6 billion to $11 billion), 0.86% of the next $5 billion of average daily net assets (average daily net assets in excess of $11 billion to $16 billion), 0.84% of the next $5 billion of average daily net assets (average daily net assets in excess of $16 billion to $21 billion), 0.82% of the next $5 billion of average daily net assets (average daily net assets in excess of $21 billion to $26 billion) and 0.80% of average daily net assets in excess of $26 billion.

      If the board of trustees determines that another index is appropriate for International Growth Fund, they may designate a successor index to be substituted, subject to approval by shareholders.


     The performance adjustment rate is calculated by comparing over the performance period the Fund's performance to that of the Index. The performance period for International Growth Fund commenced at the beginning of its first full month of operation and will eventually include 36 months. Starting with twelfth month, the performance adjustment takes effect. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period includes 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months.

     The performance comparison is made at the end of each month. The maximum annualized performance adjustment rate is +/-0.30% of International Growth Fund's average daily net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average daily net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the base fee. CALAMOS ADVISORS may receive a positive performance adjustment even if the Fund has a negative return over a performance period if it otherwise outperforms the Index during that period.


      The investment performance of International Growth Fund will be the sum of: (1) the change in International Growth Fund's net asset value ("NAV") per share during the performance period; plus (2) the value of International Growth Fund's cash distributions per share accumulated to the end of the performance period; plus (3) the value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of the performance period; expressed as a percentage of International Growth Fund's NAV per share at the beginning of the performance period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in shares of International Growth Fund at the NAV in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes.

      The investment record of the Index will be the sum of: (1) the change in the level of the Index during the performance period; plus (2) the value, computed consistently with the Index, of cash distributions made by companies whose securities comprise the Index accumulated to the end of the performance period; expressed as a percentage of the Index level at the beginning of the performance period. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the index at least as frequently as the end of each calendar quarter following the payment of the dividend.

      Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.

      During the periods shown below, each of the Funds paid total advisory fees and was reimbursed by Calamos Advisors for expenses in excess of applicable expense limitations as follows:

                                        YEAR ENDED       YEAR ENDED             YEAR ENDED
               DESCRIPTION OF FUND       3/31/05           3/31/04               3/31/03
               -------------------       -------           -------               -------
Growth Fund
     Advisory fee                                      $    43,944,860        $    18,008,981
     Waiver or reimbursement                                        --                     --
                                                       ---------------        ---------------
     Net fee                                                43,944,860             18,008,981
Blue Chip Fund(1)
     Advisory fee                                               69,217
     Waiver or reimbursement                                   (56,256)
                                                       ---------------
     Net fee                                                    12,961

                                               YEAR ENDED             YEAR ENDED            YEAR ENDED
               DESCRIPTION OF FUND              3/31/05                3/31/04               3/31/03
               -------------------              -------                -------               -------
Value Fund(2)
     Advisory Fee                                                          282,743                 60,051
     Waiver or reimbursement                                               (75,565)              (258,020))
                                                                   ---------------        ---------------
     Net Fee                                                               207,178               (197,969))
International Growth Fund(3)
     Advisory fee
     Waiver or reimbursement
     Net fee
Global Growth and Income Fund
     Advisory fee                                                          862,957                276,942
     Waiver or reimbursement                                                    --               (187,104))
                                                                   ---------------        ---------------
     Net fee                                                               862,957                 89,838 )
Growth and Income Fund
     Advisory Fee                                                       17,157,408              5,408,747
     Waiver or reimbursement                                                    --                     --
                                                                   ---------------        ---------------
     Net fee                                                            17,157,408              5,408,747
High Yield Fund
     Advisory fee                                                        1,186,299                261,809
     Waiver or reimbursement                                                    --                (72,425))
                                                                   ---------------        ---------------
     Net fee                                                             1,186,299                189,384 )
Convertible Fund
     Advisory Fee                                                        9,830,619              6,389,793
     Waiver or reimbursement                                                    --                     --
                                                                   ---------------        ---------------
     Net fee                                                             9,830,619              6,389,793
Market Neutral Fund
     Advisory fee                                                        5,339,750              4,438,574
     Waiver or reimbursement                                                    --                     --
                                                                   ---------------        ---------------
     Net fee                                                             5,339,750              4,438,574

----------------------
(1)     Blue Chip Fund commenced operations on December 1, 2003.

(2)     Value Fund commenced operations on January 2, 2002.

(3)     International Growth Fund commenced operations on March 16, 2005.


      The Agreement continues in effect with respect to each Fund from year to year so long as such continuation is approved at least annually by (1) the board of trustees or the vote of a majority of the outstanding voting securities of the Fund, and (2) a majority of the trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. At meetings of the board of trustees of the Trust held on June 25, 2004 and July 7, 2004, called in part for the purpose of voting on the renewal of the Agreement, the Agreement was reviewed and, on July 7, 2004, renewed through July 31, 2005 by the unanimous vote of the trustees present at the meeting, and the unanimous vote of the "non-interested" trustees of the Trust voting separately.

      In evaluating the Agreement, the trustees reviewed materials furnished by Calamos Advisors, including information regarding Calamos Advisors, its affiliates and their personnel, operations and financial condition. The trustees discussed with representatives of Calamos Advisors each Fund's operations and Calamos Advisors' ability to provide advisory and other services to the Funds. The trustees also reviewed, among other things:

   - the current and historical investment performance of the Funds and other Calamos Advisors funds with similar investment strategies;

   - the proposed fees to be charged by Calamos Advisors for investment management services;

   -  each Fund's projected total operating expenses;

   - the investment performance, fees, expense ratios and total expenses of investment companies with similar objectives and strategies managed by other investment advisers;

   - an analysis of the profitability to Calamos Advisors of its relationship with each Fund;

   - the experience of the investment advisory and other personnel providing services to the Funds and the historical quality of the services provided by Calamos Advisors;

   -  Calamos Advisors' Form ADV

      Legal counsel to the independent trustees and the Funds also provided the trustees with a memorandum detailing their responsibilities pertaining to the renewal of the Agreement. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisers and the terms of the contracts, including the following factors to be considered: the nature, extent and quality of services to be provided by Calamos Advisors, the investment performance of the Funds and Calamos Advisors, the cost of services to be provided and the profits to be realized by Calamos Advisors and its affiliates from the relationship with the Funds, the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect the economies of scale for the benefit of Fund shareholders.

      The trustees considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification, investment process and background of Calamos Advisors, as well as the qualifications of its personnel, resources available and its financial condition; (2) the magnitude of Calamos Advisors' fees and the expense ratio of each Fund in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies; (3) the nature of the fee arrangement, including breakpoints that will adjust the fee downward as the size of the Fund increases; (4) the performance of each fund in relation to the results of other comparable investment companies managed by other advisers and unmanaged indices over various periods; (5) the profitability of Calamos Advisors' relationship with the Funds; and (6) other factors that the trustees deemed relevant. The trustees deemed each of these factors to be relevant to their consideration of the Agreement, and concluded that the terms of the Agreement and the services to be provided were reasonable and appropriate, and that renewal of the Agreement was in the best interests of the Funds. The Agreement may be terminated as to a Fund at any time, without penalty, by either the Trust or Calamos Advisors upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act of 1940.

      The use of the name "Calamos" in the name of the Trust and in the names of the Funds are pursuant to licenses granted by Calamos Advisors, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as investment adviser to the Funds.

      As of March 30, 2004, the Trust and Calamos Advisors entered into a Financial Accounting Services Agreement pursuant to which Calamos Advisors shall provide the following financial accounting services to the Funds: management of expenses and expense payment processing; monitor the calculation of expense accrual amounts for any Fund and make any necessary modifications; coordinate any expense reimbursement calculations and payment; calculate yields on the Funds in accordance with rules and regulations of the SEC; calculate net investment income dividends and capital gains distributions; calculate track and report tax adjustments on all assets of each Fund, including but not limited to contingent debt and preferred trust obligations; prepare excise tax and fiscal year distributions schedules; prepare tax information required for financial statement footnotes; prepare state and federal income tax returns; prepare specialized calculations of amortization on convertible securities; prepare year-end dividend disclosure information; monitor trustee deferred compensation plan accruals and valuations; and prepare Form 1099 information statements for the trustees and service providers.

      For providing those financial accounting services, Calamos Advisors will receive a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets of the Funds (the "Combined Assets"); 0.0150% on the next $1 billion of Combined Assets; and 0.0110% on Combined Assets above $2 billion ("financial accounting service fee"). Each Fund will pay its pro rata share of the financial accounting service fee payable to Calamos Advisors based on relative net assets of each Fund.

EXPENSES

      Subject to the expense limitations described below, the Funds pay all their own operating expenses that are not specifically assumed by Calamos Advisors, including (i) fees of the investment adviser; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, the investment adviser or the distributor; (iv) legal, audit, custodial and transfer agency fees and expenses; (v) fees and expenses related to the organization of the Funds and registration and qualification of the Funds and their shares under federal and state securities laws; (vi) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; (x) distribution expenses pursuant to the Funds' Distribution Plans; and (xi) brokerage commissions and other transaction-related costs.

      Calamos Advisors has contractually undertaken to limit the annual operating expenses of each class of shares of each Fund through August 31, 2005 in excess of certain limits as described in the prospectus under " - Who Manages the Funds?"

                               PORTFOLIO MANAGERS


     John P. Calamos and Nick P. Calamos share responsibility for managing the portfolios of International Growth Fund, Global Growth and Income Fund, Growth and Income Fund, High Yield Fund and Convertible Fund; John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. share responsibility for managing the portfolios of Growth Fund, Blue Chip Fund, Value Fund and Market Neutral Fund. The portfolio managers are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.


      The portfolio managers also have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts is set forth below.


                            Number of Other Accounts Managed and Assets by Account Type as of March 31, 2005
                            --------------------------------------------------------------------------------
                               Registered                     Other Pooled
                               Investment                      Investment                        Other
Portfolio Manager              Companies                        Vehicles                       Accounts
-----------------      --------------------------      ---------------------------        ------------------------
                        Accounts          Assets        Accounts           Assets          Accounts        Assets
John P. Calamos

Nick P. Calamos

John P. Calamos, Jr.



          Number of Accounts and Assets for which Advisory Fee is Performance Based as of March 31, 2005
          ----------------------------------------------------------------------------------------------
                               Registered                     Other Pooled
                               Investment                      Investment                        Other
Portfolio Manager              Companies                        Vehicles                       Accounts
-----------------      --------------------------      ---------------------------        ------------------------
                        Accounts          Assets        Accounts           Assets          Accounts        Assets
John P. Calamos

Nick P. Calamos

John P. Calamos, Jr.

      The Fund's portfolio managers are responsible for managing both Funds and other accounts, including separate accounts and unregistered funds.

      Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Funds in accordance with the rules promulgated under the Investment Company Act of 1940 and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

      The portfolio managers advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a portfolio manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the portfolio managers from such accounts due to unrealized appreciation as well as realized gains in the client's account.

      As of December 31, 2004, the portfolio managers receive all of their compensation from Calamos Asset Management, Inc. The portfolio managers have each entered into employment agreements that provide for compensation in the form of a minimum annual base salary and a maximum discretionary target bonus. The amounts paid to portfolio managers and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The discretionary target bonus is set at a percentage of base salary, ranging from 500% to 600% of base salary, with a maximum annual bonus opportunity of at least 150% of the target bonus. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the discretionary target bonus. Also, due to the portfolio managers' ownership and executive management positions with Calamos Advisors and its parent company, additional multiple corporate objectives are utilized to determine the discretionary target bonus. For 2004, the additional corporate objectives were advisory fee revenue, measured by growth in revenues compared to industry percentages; marketing effectiveness, as measured by growth in assets under management relative to industry percentages; operating efficiencies, as measured by operating margin relative to industry levels; and stock price performance.



         The portfolio managers are also eligible to receive annual equity awards under a long term incentive compensation program. The target annual equity awards are set at a percentage of base salary, ranging from 250% to 300%.



      Prior to entering into employment agreements, John P. Calamos and Nick P. Calamos each received compensation in the form of salary, bonus and distributions due to their unique ownership positions with Calamos Advisors, its parent company and their predecessor companies. At that time, compensation for each portfolio manager was benchmarked against industry compensation standards for portfolio managers in comparable executive positions, with advisors managing comparably sized portfolios. Further, bonus and distributions was benchmarked against industry compensation standards, but also was determined by income growth, revenue growth and growth of assets under management.


      At March 31, 2005, each portfolio manager beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds, and of all funds in the Fund Complex having values within the indicated dollar ranges.

                                                   BLUE                                                           GLOBAL
                             GROWTH                CHIP               VALUE               GROWTH AND            GROWTH AND
                              FUND                 FUND                FUND               INCOME FUND          INCOME FUND
                             -----                 ----                ----               -----------          -----------
John P. Calamos          over 1,000,000       over 1,000,000     100,001 to 500,000   500,001 to 1,000,000  100,001 to 500,000
Nick P. Calamos       500,001 to 1,000,000  100,001 to 500,000  500,001 to 1,000,000   100,001 to 500,000   100,001 to 500,000
John P. Calamos, Jr.     over 1,000,000     100,001 to 500,000  500,001 to 1,000,000     over 1,000,000       over 1,000,000

                                                                                    MARKET
                      INTERNATIONAL      HIGH YIELD          CONVERTIBLE            NEUTRAL
                      GROWTH FUND*          FUND                FUND                 FUND
                      -------------      ----------          -----------            -------
John P. Calamos            None      100,001 to 500,000  500,001 to 1,000,000  100,001 to 500,000
Nick P. Calamos            None      100,001 to 500,000          None                 None
John P. Calamos, Jr.       None      100,001 to 500,000   50,001 to 100,000    100,001 to 500,000


* International Growth Fund commenced operations on March 16, 2005.

                                DISTRIBUTION PLAN

      The Trust has adopted a plan pursuant to rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), whereby Class A shares, Class B shares and Class C shares of each Fund pay to CFS, service and distribution fees as described in the prospectus.

      The board of trustees of the Trust has determined that a continuous cash flow resulting from the sale of new Class A shares, Class B shares and Class C shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The board also considered that continuing growth in the size of the Funds would be in the best interests of shareholders because increased size would allow the Funds to realize certain economies of scale in their operations and would likely reduce the proportionate share of expenses borne by each shareholder. The board of trustees therefore determined that it would benefit each of the Funds to have monies available for the direct distribution and service activities of CFS, as the Funds' distributor, in promoting the continuous sale of the Funds' shares. The board of trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

      The Plan has been approved by the board of trustees, including all of the trustees who are non-interested persons as defined in the Investment Company Act of 1940. The substance of the Plan has also been approved by the vote of a majority of the outstanding shares of each of the Funds. The Plan must be reviewed annually and may be continued from year to year by vote of the board of trustees, including a majority of the trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan ("non-interested trustees"), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and CFS, or, as to any Fund, by vote of a majority of that Fund's outstanding shares.

      The Plan may not be amended to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected Fund, and all such material amendments to the Plan must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.

      CFS is required to report in writing to the board of trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the board with such other information as may reasonably be requested to enable the board to make an informed determination of whether the Plan should be continued.


      During the period ended March 31, 2005, each of the Funds made payments to CFS pursuant to the Plan in the following amounts:

                                                                  International    Global
                              Blue Chip     Value    Growth and     Growth       Growth and  High Yield   Convertible      Market
                Growth Fund     Fund        Fund     Income Fund     Fund*      Income Fund     Fund          Fund      Neutral Fund
                -----------   --------      ----     -----------   ------------ -----------  ----------   -----------   ------------
Class A
Class B
Class C



*    International Growth Fund commenced operations on March 16, 2005.


                          OTHER COMPENSATION TO DEALERS

      CFS or its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (individually, an "Intermediary" and collectively, "Intermediaries"). CFS or its affiliates may make these payments, out of their own resources, among other things, to help defray the costs incurred by qualifying Intermediaries in connection with efforts to educate financial advisers about the Funds so they can make recommendations and provide services that are suitable and meet shareholder needs, to access Intermediaries' representatives, to obtain marketing support and other specified services. This compensation from CFS or its affiliates is not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus.

      The level of payments made to a qualifying Intermediary in any given year will vary and in no case will exceed the sum of (a) 0.25% of the prior twelve month period's Fund sales by that Intermediary and (b) 0.12% of assets attributable to that Intermediary. A number of factors will be considered in determining whether CFS or its affiliates will make the requested payments, including the qualifying Intermediary's sales, assets and redemption rates and the nature and quality of the Intermediary's services.


      As of June 1, 2005, the Intermediaries that CFS or its affiliates anticipate will receive additional compensation are: A.G. Edwards & Sons, Inc., Citigroup, Legg Mason Wood Walker, Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley DW Inc., National Financial Services, Prudential Investments LLC, Prudential Investment Management Services LLC, Security Benefit Life, UBS Paine Webber and Wachovia Securities LLC. CFS or its affiliates may enter into additional arrangements or change or discontinue arrangements with Intermediaries at any time without notice.


      These payments may provide Intermediaries with an incentive to favor shares of the Funds over sales of shares of other mutual funds or non-mutual fund investments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your Intermediary and its representatives. The Funds may utilize an Intermediary that offers and sells shares of the Funds to execute portfolio transactions for the Funds. The Funds, Calamos Advisors and CFS do not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

                         PURCHASING AND REDEEMING SHARES

      Purchases and redemptions are discussed in the Funds' prospectus under the headings "How Can I Buy Shares?" and "How Can I Sell Shares?" All of that information is incorporated herein by reference.

      You may purchase or redeem shares of the Funds through certain Intermediaries. These Intermediaries may charge for their services. Any such charges could constitute a substantial portion of a smaller account, and may not be in your best interest. You may purchase or redeem shares of the Funds directly from or with the Trust without any charges other than those described in the prospectus.


      An Intermediary, who accepts orders that are processed at the net asset value or appropriate public offering price next determined after receipt of the order by the Intermediary, accepts such orders as agent of the Trust. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange (the "NYSE") and transmit those orders separately for execution at the net asset value or appropriate public offering price next determined after that business day. It is the responsibility of the Intermediary to transmit purchase orders and redemption requests received by them to U.S. Bancorp Fund Services, LLC so they will be received in a timely manner.

HOW TO PURCHASE SHARES


      Shares of the Funds are sold through selected broker-dealers and banks that have signed agreements with CFS, or may be purchased by check or wire as described below. Effective April 1, 2005, the minimum initial investment for each Fund is $2,500, except for Market Neutral Fund, which is $10,000. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment is $500. The minimum subsequent investment in any Fund is $50 or more. Each Fund reserves the right to waive or reduce the minimum initial or subsequent investment requirement for any omnibus account of any intermediary with whom Calamos Advisors has entered into an agreement, including profit sharing or pension plans, Section 401(k) plans, Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations. Effective April 1, 2005, no Fund may waive or reduce the minimum initial or subsequent investment requirements, except for the plans or organizations listed above. Each Fund reserves the right to reject any order for the purchase of its shares in whole or in part, and to suspend the sale of its shares to the public in response to conditions in the securities markets or otherwise. Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates.


      In addition, the Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds will request the following information from all investors: full name, date of birth, Social Security number, and permanent street address. Corporate, trust, and other entity accounts require additional documentation. The Funds will use this information to verify your identity. The Funds will return your application if any of this information is missing, and may request additional information from you to assist in verifying your identity. In the event that the Funds are unable to verify your identity, they reserve the right to redeem your account at the current day's net asset value. A Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

OFFERING PRICE

      Class A shares of each Fund are sold to investors at net asset value plus a sales charge, which may be reduced or waived as described below. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares of the same Fund, and a contingent deferred sales charge payable upon certain redemptions. Class C shares of each Fund are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares of the same Fund. When placing an order, you must specify whether the order is for Class A, Class B or Class C shares.

      The differences between Class A shares, Class B shares and Class C shares lie primarily in their initial and contingent deferred sales charge structures and in their asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See also "Expenses" and "How to Redeem Shares." Each class has distinct advantages and disadvantages for different investors, and you may choose the class that best suits your circumstances and objectives.

                                                            ANNUAL 12B-1 FEES
                                                           (AS A % OF AVERAGE
                                                                DAILY NET
CLASS                          SALES CHARGE                     ASSETS)                   OTHER INFORMATION
-----                          ------------                ------------------             -----------------
Class A            Maximum initial sales charge of 4.75%          0.25%         Initial sales charge waived or
                   of offering price                                            reduced for certain purchases*

Class B            Maximum contingent deferred sales
                   charge of 5% of redemption proceeds;                         Shares convert to Class A shares 8
                   declines to zero after 6 years                 1.00%         years after issuance

Class C            1% deferred sales charge on shares
                   redeemed within one year                       1.00%**       No conversion feature

--------------------------
*  See the note to the following table.

** The 12b-1 fee of 1% for the first year is advanced to the Selling Dealer by CFS from its own resources at the time of investment. Annual 12b-1 fees are paid quarterly in arrears beginning in the second year. Of this amount, .25% is for administrative services and the balance is for distribution services.

      The sales charges on sales of Class A shares of each Fund (except when waived as described below under "How to Purchase Shares - Sales Charge Waiver") are as follows:

                                                SALES CHARGE PAID BY INVESTOR ON PURCHASE OF CLASS A SHARES
                                        --------------------------------------------------------------------------
                                             AS A % OF                 AS A % OF              % OF OFFERING PRICE
                                        NET AMOUNT INVESTED         OFFERING PRICE        RETAINED BY SELLING DEALER
                                        -------------------         --------------        --------------------------
Less than $50,000....................         4.99%                       4.75%                     4.00%
$50,000 but less than $100,000.......         4.44                        4.25                      3.50
$100,000 but less than $250,000......         3.63                        3.50                      2.75
$250,000 but less than $500,000......         2.56                        2.50                      2.00
$500,000 but less than $1,000,000....         2.04                        2.00                      1.60
$1,000,000 or more*..................         None                        None                      None


-------------------------
* On an investment of $1 million or more, CFS from its own resources pays the selling dealer a commission of .50% of the amount of the investment. If you purchase such shares without a sales charge (other than by reinvestment of dividends or distributions) and redeem them within two years, a contingent deferred sales charge will be imposed at the rate of 1% on shares redeemed within one year after purchase and .50% on shares redeemed during the second year after purchase. Effective April 1, 2005, on an investment of $1,000,000 or more without a sales charge, you will pay a contingent deferred sales charge of .50% on shares that are sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.


      Each Fund receives the entire net asset value of all of its Class A shares sold. CFS, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers. The normal discount to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, CFS may allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933. CFS retains the entire amount of any deferred sales charge on Class C shares redeemed within one year of purchase. CFS may from time to time conduct promotional campaigns in which incentives would be offered to dealers meeting or exceeding stated target sales of shares of a Fund. The cost of any such promotional campaign, including any incentives offered, would be borne entirely by CFS and would have no effect on either the public offering price of Fund shares or the percentage of the public offering price retained by the selling dealer.

      CFS compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 4.00% of the amount of Class B shares purchased. CFS is compensated by each Fund for services as distributor and principal underwriter for Class B shares. Class B shares of a Fund will automatically convert to Class A shares of the same Fund eight years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the 12b-1 fee when they have been outstanding long enough for CFS to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

WHICH CLASS OF SHARES SHOULD YOU PURCHASE?

      The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than eight years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within eight years might consider Class C shares. No order for Class B shares of any Fund may exceed $100,000 and no order for Class C shares of any Fund may exceed $1,000,000. For more information about the three share classes, consult your financial representative or the call us toll free at
(800) 823-7386. Financial services firms may receive different compensation depending upon which class of shares they sell.

PURCHASES BY WIRE

You may also purchase shares by wiring funds from your bank. To insure proper credit to your account, please call the Funds at (800) 823-7386 before sending your wire. The wire should be sent to U.S.Bank, N.A.; ABA #075000022; for U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, bank account no. 112-952-137; FBO Calamos [fund name] Fund; [shareholder name and account number]. The applicable offering price for a purchase by wire is the offering price per share next determined after receipt of the wired funds. Receipt of a wire could be delayed by delays on the Federal Reserve wire system. After you have wired funds, you must complete the application form and send it to CFS. A Fund will not honor redemption requests until the completed application has been received, and failure to submit a completed application may result in backup withholding as required by the Code.

PURCHASES BY MAIL

      You may also purchase shares of a Fund by sending a check payable to the Fund, along with information identifying you and your account number to the Fund's transfer agent: U.S.

Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. An initial investment made by check must be accompanied by a completed application. A subsequent investment may be made by detaching the stub from your account statement and sending it with your check in the envelope provided with your statement. All checks must be drawn on a U.S. bank in U.S. funds. A Fund will not accept cashier's checks in amounts less than $10,000. To prevent check fraud, the Funds will not accept Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. A check written by a third party will not be accepted. A charge ($25 minimum) may be imposed if any check submitted for investment is returned, and the investor may be responsible for any loss sustained by the Fund. If you purchase shares by check, you will not be able to redeem the shares until the check has been collected, which may take 15 days.


PURCHASES BY TELEPHONE

      You may purchase shares of a Fund by telephone once you have established an account. Complete information regarding the telephone purchase privilege is included in the prospectus under "How Can I buy Shares?"

PURCHASES BY EXCHANGE


      You may purchase shares of a Fund by exchange of shares from another Fund or by exchange of shares of Prime Obligations Fund, a portfolio of First American Funds (such shares are referred to as "Prime Obligations Shares") either by mail or by instructing your broker-dealer or other sales agent, who will communicate your order to the Trust's transfer agent. No sales charge is imposed on purchases of Class A shares by exchange of Class A shares from another Fund or by exchange of Prime Obligations Shares, previously purchased through use of the exchange privilege. Please review the information under "How to Redeem Shares - Redemption by Exchange."


SALES CHARGE WAIVER


      In addition to the sales charge waivers enumerated in the prospectus, dividends and distributions paid on shares of a Fund will be reinvested in shares of the same class of that Fund at net asset value (without the payment of any sales charge) unless you elect to receive dividends and distributions in cash. Additionally, proceeds of shares redeemed by a Fund within the previous 60 days also may be reinvested in shares of the same class of that Fund at net asset value without the payment of any sales charge. In order to take advantage of this sales charge waiver, you, or your broker-dealer or other sales agent, must submit your intent, in writing, with your purchase.


RIGHTS OF ACCUMULATION

      The sales charges described above also apply on a cumulative basis to Class A shares of the Funds and any other series of the Trust as to which a sales charge applies, and over any period of time. You may combine the value at the current public offering price of Class A, B and C shares of any fund already owned with a new purchase of Class A shares of any fund to reduce the sales charge on the new purchase. To receive the cumulative quantity reduction, you must give CFS or your dealer notification of the prior purchases at the time of the current purchase.


      You may aggregate your eligible accounts with the eligible accounts of members of your immediate family in order to obtain a breakpoint discount. For this purpose, members of your immediate family include your spouse, child, step child, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

      The Funds receive purchase orders through a variety of distribution channels, including financial intermediaries and cannot always identify accounts that should be combined for purposes of assessing the amount of a sales charge. When you buy shares, be sure to specify to your intermediary any other accounts that may entitle you to a reduced sales charge.

LETTER OF INTENT


      You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a letter of intent. The applicable sales charge then is based upon the indicated amount intended to be invested during a thirteen-month period together with any other Class A shares already owned. You may compute the thirteen-month period starting up to ninety days before the date of execution of the letter of intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. During the term of the letter of intent, shares representing up to 5% of the indicated amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated amount is not purchased during the term of the letter of intent, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchase if the total of such purchases had been made at a single time, and CFS reserves the right to redeem shares from your account if necessary to satisfy that obligation. A letter of intent does not obligate you to buy or a Fund to sell the indicated amount of the shares but you should read it carefully before signing. Additional information is contained in the letter of intent included in the application.


HOW TO REDEEM SHARES

      Shares of the Funds will be redeemed at the respective net asset value next determined after receipt of a redemption request in good form on any day the NYSE is open for trading. Requests received after the time for computation of a Fund's net asset value for that day will be processed the next business day.


      If Class C shares are sold within one year after purchase, a contingent deferred sales charge of 1% of the purchase price will be imposed. The fee will be determined on a first-in, first-out basis on all shares other than reinvested dividends and distributions. Class A shares, on which no initial sales charge was imposed because the initial purchase was made in an account with an accumulated $1 million or more, are subject to a contingent deferred sales charge of .50% for two years from the date of purchase. The Class A fee is also based on shares sold on a first-in, first-out basis, and does not apply on reinvested dividends and distributions.


REDEMPTION FEE ON SHARES HELD FIVE DAYS OR LESS

      A redemption of shares of a Fund (except shares purchased with reinvested dividends or distributions) held for five days or less may be subject to a redemption fee of 2% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is paid to the Fund and is intended to deter short-term trading. The redemption fee is also intended to offset portfolio transaction costs, market impact, and other costs associated with short-term trading. If the shares redeemed were purchased on different days, the shares held shortest will be redeemed first for purposes of determining whether the redemption fee applies.

      For shares held through an Intermediary, the redemption fee will be charged in generally the same manner as for shares held directly with a Fund. However, due to operational requirements and/or limitations, certain Intermediaries' methods for tracking and calculating the fee may differ in some respects from those of the Funds. In addition, certain Intermediaries may not presently possess the operational capabilities to charge the fee. In those instances, a fee may not be able to be applied. The Funds cannot always monitor the imposition of redemption fees on shares that are purchased through Intermediaries or held in omnibus accounts. If you purchased shares through an Intermediary, you should contact the Intermediary for information on how the redemption fee may be applied to your shares.

      Each Fund reserves the right to waive the redemption fee at its discretion where such waiver is believed not to materially harm the Fund and is consistent with the Fund's efforts to deter abusive short-term trading. The Funds reserve the right to modify or eliminate the redemption fee or waivers at any time.


CONTINGENT DEFERRED SALES CHARGE -- CLASS B AND C SHARES



      A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. See the example below under "Contingent Deferred Sales Charge -- General Information" for an illustration of the Class
B contingent deferred sales charge. The charge is computed at the following rates based on the lesser of the redemption price or purchase price excluding amounts not subject to the charge.


   YEAR OF REDEMPTION                                    CONTINGENT DEFERRED
 DEFERRED AFTER PURCHASE                                    SALES CHARGE
 -----------------------                                 -------------------
  First                                                          5%
  Second                                                         4%
  Third or Fourth                                                3%
  Fifth                                                          2%
  Sixth                                                          1%


      The contingent deferred sales charge imposed upon Class C shares redeemed within one year of purchase is 1%.



      The contingent deferred sales charge for Class B and Class C shares will be waived: (a) in the event of the total disability (as evidenced by a determination by the Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Systematic Withdrawal Plan" below), including any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(iv) prior to age 59 1/2, and (d) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Calamos IRA accounts).

CONTINGENT DEFERRED SALES CHARGE - GENERAL INFORMATION.

      The following example illustrates the operation of the Class B contingent deferred sales charge:

      Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor's account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a contingent deferred sales charge would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B contingent deferred sales charge would be $100.

REDEMPTION BY MAIL

      A written request for redemption must be received by the Trust's transfer agent at its address shown under "Purchases by Mail" above to constitute a valid redemption request.

      Your redemption request must:

1. specify the Fund, your account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.    be signed by all owners exactly as their names appear on the account; and


3. include a signature guarantee, if necessary, for each signature on the redemption request by CFS, by a securities firm that is a member of the NYSE, or by a bank, savings bank, credit union, savings and loan association or other entity that is authorized by applicable state law to guarantee signatures.



      A signature guarantee is required for all redemptions of $50,000 or more and for all redemptions from an account that has submitted a change in address to the Transfer Agent within the last 30 days.


      In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person signing on its behalf. Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

REDEMPTION BY WIRE OR TELEPHONE

      Broker-dealers or other sales agents may communicate redemption orders by wire or telephone to the Trust's transfer agent. These firms may charge for their services in connection with your redemption request but the Funds do not impose any such charges. Additionally, if your shares are held for you by the Trust's transfer agent, you may redeem up to $50,000 worth of shares by telephone, as described in the prospectus under "How Can I Sell Shares?"

EXPEDITED REDEMPTION

      You may have redemption proceeds wired directly to a domestic commercial bank account or brokerage account that you have previously designated. Normally, such payments will be transmitted no later than the second business day following receipt of your redemption request (provided redemptions may be made under the general criteria set forth below). A $15 service charge for payment of redemption proceeds by wire will be deducted from the proceeds.


REDEMPTION BY EXCHANGE

      You may redeem all or any portion of your shares of a Fund and use the proceeds to purchase shares of any of the other Funds or Prime Obligations Shares if your signed, properly completed application is on file. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE OF SHARES FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS. Before exchanging into Prime Obligations Shares, you should obtain the prospectus relating to those shares from the First American Funds and read it carefully. The exchange privilege is not an offering or recommendation of Prime Obligations Shares. If you should redeem (and not exchange) your Prime Obligations Shares, you would pay the applicable contingent deferred sales charge percentage. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the fund being purchased. An exchange may be made by following the redemption procedure described above under "Redemption by Mail" and indicating the fund to be purchased, except that a signature guarantee normally is not required. An exchange may also be made by instructing your broker-dealer or other sales agent, who will communicate your instruction to CFS. No sales charge is imposed on purchases by exchange into the same class of shares.

TRANSACTION RESTRICTIONS

      The Funds reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Funds are intended for long-term investment purposes only, and are not intended for short-term or excessive trading. These practices may disrupt portfolio management strategies and may increase expenses, and thus harm fund performance.

      Each Fund may, in its discretion, suspend, and may permanently terminate, the purchase or exchange privileges of any investor who engages in trading activity that it believes would be disruptive to the Fund. Although each Fund will attempt to give prior notice of a suspension or termination of an exchange privilege when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

      In addition, the Funds receive purchase and sale orders through financial intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Funds making it more difficult to locate and eliminate short-term or excessive trading. To the degree a Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, that Fund will seek the cooperation of the intermediary to enforce the Fund's excessive trading policy. However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor as the Funds, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Funds may rely. In general, the Funds cannot eliminate the possibility that short-term or excessive trading activity will occur in the Funds. Shareholders that invest through omnibus accounts should be aware that they may be subject to the policies and procedures of their intermediary with respect to excessive trading in the Funds.

      As noted above, the Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason without prior notice, including, in particular, if the trading activity in the account may be disruptive to the Fund. To minimize harm to the Funds and their shareholders, the Funds may, at each Fund's sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, a Fund may consider trading done in multiple accounts under common ownership or control.

GENERAL

      A check for proceeds of a redemption will not be released until the check used to purchase the shares has been collected, which is usually no more than 15 days after purchase. You may avoid this delay by purchasing shares through a wire transfer of funds. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. Due to the relatively high cost of handling small accounts, each Fund reserves the right upon 30 days' written notice to involuntarily redeem, at net asset value, the shares of any shareholder whose account has a value of less than $500, unless the reduction in value to less than $500 was the result of market fluctuation. PLEASE TELEPHONE THE FUNDS IF YOU HAVE ANY QUESTIONS ABOUT REQUIREMENTS FOR A REDEMPTION BEFORE SUBMITTING A REQUEST. YOU MAY NOT CANCEL OR REVOKE YOUR REDEMPTION REQUEST ONCE YOUR INSTRUCTIONS HAVE BEEN RECEIVED AND ACCEPTED.

SHAREHOLDER ACCOUNTS


      Each shareholder of a Fund receives quarterly account statements showing transactions in shares of the Fund and with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, dividend reinvestment, or change of shareholder address (sent to both the former and the new address).


RETIREMENT PLANS

      You may use the Funds as investments for your Individual Retirement Account ("IRA"), profit sharing or pension plan, Section 40l(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from CFS and authorized broker-dealers.

SYSTEMATIC WITHDRAWAL PLAN

      You may request that a Fund periodically redeem shares having a specified redemption value and send you a check for the proceeds. In order to initiate the Systematic Withdrawal Plan, call (800) 823-7386 and request a Systematic Withdrawal form. Your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are proceeds of redemption and are taxable as such. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following purchase and Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege for two years after the time of purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Because a sales charge is imposed on purchases of shares of the Funds, you should not purchase shares while participating in the Systematic Withdrawal Plan. You may modify or terminate your Systematic Withdrawal Plan by written notice to the transfer agent at least seven business days prior to the start of the month in which the change is to be effective.


AUTOMATIC BANK DRAFT PLAN


      If you own shares of a Fund, you may purchase additional shares of that Fund through the Automatic Bank Draft Plan. Under the Plan, after your initial investment, you may authorize the Fund to withdraw from your bank checking or savings account an amount that you wish to invest, which must be $50 or more. Your financial institution must be a member of the Automated Clearing House
(ACH) Network to participate. If you wish to enroll in this Plan, complete the appropriate section in the Account Application Form. To obtain the form, call
(800) 823-7386. The Plan is not available to clients of broker-dealers or other sales agents that offer similar investment services. The Funds may terminate or modify this privilege at any time. You may change your withdrawal amount or terminate your participation in the Plan at any time by notifying the Transfer Agent by telephone or in writing, five days prior to the effective date of the next transaction. A request to change bank information for this Plan requires a signature guarantee. If your bank rejects your payment, the Funds' Transfer Agent will charge a $25 fee to your account.


EXCHANGE PRIVILEGE

      You may exchange shares of any Fund for shares of another Fund or for Prime Obligations Shares or exchange Prime Obligations Shares for shares of a Fund, without payment of any sales charge as described above under "How to Purchase Shares - Purchase by Exchange" and "How to Redeem Shares - Redemption by Exchange."

NET ASSET VALUE

      In computing the net asset value of each Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Each outstanding futures contract is valued at the official settlement price for the contract on the exchange on which the contract is traded, except that if the market price of the contract has increased or decreased by the maximum amount permitted on the valuation date ("up or down the limit"), the contract is valued at a fair value as described below. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.


      When market prices are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures approved by the board of trustees. These procedures may utilize valuations furnished by pricing services approved by the board of trustees, which include market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities or other quantitative models.

      The markets in which non-U.S. securities trade are sometimes open on days when the NYSE is not open and the Funds do not calculate their net asset values, and sometimes are not open on days when the Funds do calculate their net asset values. Even on days on which both the foreign market and the NYSE are open, several hours may have passed between the time when trading in the foreign market closed and the NYSE closes and the Funds calculate their net asset values. The Funds monitor for significant events that may affect the value of a foreign security. A Fund may price a non-U.S. security it holds at a fair value determined according to procedures, or a systematic fair valuation model provided by a third party adopted by the board of trustees if it appears that the value of the security may have been affected by events occurring between the close of the primary market or exchange on which the security is traded and the time for computing net asset value.

      Each Fund's net asset value is determined only on days on which the NYSE is open for trading. That Exchange is regularly closed on Saturdays and Sundays and on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

      Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

REDEMPTION IN KIND

      The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

                                   DISTRIBUTOR

      CFS, a broker-dealer, serves as principal underwriter and distributor for the Funds, subject to change by a majority of the "non-interested" trustees at any time. CFS is located at 1111 East Warrenville Road, Naperville, Illinois 60563-1493. CFS is an indirect subsidiary of Calamos Asset Management, Inc. CFS is responsible for all purchases, sales, redemptions and other transfers of shares of the Funds without any charge to the Funds except the fees paid to CFS under the Distribution Plans and distribution agreement. CFS is also responsible for all expenses incurred in connection with its performance of services for the Funds, including, but not limited to, personnel, office space and equipment, telephone, postage and stationery expenses. CFS receives commissions from sales of shares of the Funds that are not expenses of the Funds but represent sales commissions added to the net asset value of shares purchased from the Funds. See "How to Purchase Shares -- Offering Price" in the prospectus. CFS also receives brokerage commissions for executing portfolio transactions for the Funds. See "Portfolio Transactions." CFS received and retained commissions on the sale of shares of each of the Funds as shown below during the indicated periods:


                                              YEAR ENDED            YEAR ENDED             YEAR ENDED
               DESCRIPTION OF FUND             3/31/05               3/31/04                3/31/03
               -------------------             -------               -------                -------
Growth Fund
     Commissions received                                         $    25,217,722        $     7,633,502
     Commissions retained                                               4,686,920              1,466,303

Blue Chip Fund*
     Commissions received                                                 144,753                    N/A
     Commissions retained                                                  31,388                    N/A

Value Fund
     Commissions received                                                 242,063                203,485
     Commissions retained                                                  51,022                 15,363

International Growth Fund**
     Commissions received                                                     N/A                    N/A
     Commissions retained                                                     N/A                    N/A

Global Growth and Income Fund
     Commissions received                                                 580,931                 79,361
     Commissions retained                                                 174,440                 13,738

Growth and Income Fund
     Commissions received                                              13,909,484              5,151,642
     Commissions retained                                               2,432,388                843,795

High Yield Fund
     Commissions received                                                 595,932                239,465
     Commissions retained                                                  90,515                 26,116

Convertible Fund
     Commissions received                                                 492,011              3,201,542
     Commissions retained                                                  80,772                541,407

Market Neutral Fund
     Commissions received                                                      --                343,035
     Commissions retained                                                      --                  4,569

--------------------
*     Blue Chip Fund commenced operations on December 1, 2003.



**   International Growth fund commenced operations on March 16, 2005.


      CFS has the exclusive right to distribute shares of the Funds through affiliated and unaffiliated dealers. The obligation of CFS is an agency or "best efforts" arrangement, which does not obligate CFS to sell any stated number of shares.

      In connection with the exchange privilege, CFS acts as a service organization for the Prime Obligations Fund, which is a portfolio of First American Funds.

                             PORTFOLIO TRANSACTIONS

      Portfolio transactions on behalf of the Funds effected on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

      In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for the Funds the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker-dealer and the quality of service rendered by the broker-dealer in other transactions.


      In allocating the Funds' portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors' own efforts in the performance of its duties under the management agreement. As permitted by
Section 28(e) of the Securities Exchange Act of 1934 ("1934 Act"), Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by Calamos Advisors to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and the Funds may indirectly benefit from services available to Calamos Advisors as a result of transactions for other clients.

      In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by transactions of its clients, including the Funds. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.


      For the fiscal years ended March 31, 2003, 2004 and 2005, the following table shows information regarding portfolio transactions for each Fund executed through CFS.



                                                    % OF
                                  AGGREGATE      AGGREGATE                                             % OF
                                  PRINCIPAL      PRINCIPAL        AGGREGATE         AGGREGATE       AGGREGATE
                                AMOUNT OF ALL      AMOUNT         BROKERAGE         BROKERAGE       BROKERAGE
                                  PORTFOLIO       EXECUTED     COMMISSIONS PAID    COMMISSIONS     COMMISSIONS
                                TRANSACTIONS    THROUGH CFS     TO ALL BROKERS     PAID TO CFS     PAID TO CFS
                                ------------    -----------     --------------     -----------     -----------
Growth Fund
   Year Ended 3/31/05
   Year Ended 3/31/04          $9,641,237,361        0.0%        $   13,243,782   $            0       0.0%
   Year Ended 3/31/03           4,362,835,779        1.1              6,767,809           68,616       1.0

Blue Chip Fund*
   Year Ended 3/31/05
   Year Ended 3/31/04              39,902,247        0.0                 22,527                0       0.0

Value Fund
   Year Ended 3/31/05
   Year Ended 3/31/04             207,745,804        0.0                 25,474                0       0.0
   Year Ended 3/31/03              15,741,500        0.0                 29,951                0       0.0

International Growth Fund**
   Year Ended 3/31/05

Global Growth and
  Income Fund
   Year Ended 3/31/05
   Year Ended 3/31/04             144,530,360        0.0                 98,894                0       0.0
   Year Ended 3/31/03              50,647,002        0.0                 25,859                0       0.0

Growth and Income Fund
   Year Ended 3/31/05
   Year Ended 3/31/04           4,325,916,571        0.0              3,317,227                0       0.0
   Year Ended 3/31/03           1,312,771,431        0.0                662,582              360       0.1

                                                    % OF
                                  AGGREGATE      AGGREGATE                                             % OF
                                  PRINCIPAL      PRINCIPAL        AGGREGATE         AGGREGATE       AGGREGATE
                                AMOUNT OF ALL      AMOUNT         BROKERAGE         BROKERAGE       BROKERAGE
                                 PORTFOLIO        EXECUTED     COMMISSIONS PAID    COMMISSIONS     COMMISSIONS
                                TRANSACTIONS    THROUGH CFS     TO ALL BROKERS     PAID TO CFS     PAID TO CFS
                                ------------    -----------     --------------     -----------     -----------
High Yield Fund
   Year Ended 3/31/05
   Year Ended 3/31/04              56,185,235        0.0                 16,459                0       0.0
   Year Ended 3/31/03              98,466,584        0.0                 10,141                0       0.0

Convertible Fund
   Year Ended 3/31/05
   Year Ended 3/31/04           1,837,190,653        0.0                640,709                0       0.0
   Year Ended 3/31/03           1,306,623,670        0.4                780,448            4,815       0.6

Market Neutral Fund
   Year Ended 3/31/05
   Year Ended 3/31/04           2,328,118,540        0.0              2,113,681                0       0.0
   Year Ended 3/31/03           1,834,080,697        0.2              1,324,558            4,099       0.3

-------------------------
*   Blue Chip Fund commenced operations on December 1, 2003.



** International Growth Fund commenced operations on March 16, 2005.



The following table shows the brokerage commissions paid by each Fund to brokers who furnished research services to the Fund or Calamos Advisors, and the aggregate dollar amounts involved in those transactions, during the fiscal year ended March 31, 2005.



                                             Fiscal Year Ended March 31, 2005
                                             --------------------------------
                                    Commission Paid for       Related Aggregate Dollar
         Fund                            Research                Transaction Amount
         ----                            --------                ------------------
Growth Fund                                  $                             $
Blue Chip Fund
Value Fund
International Growth Fund*
Global Growth and Income Fund
Growth & Income Fund
High Yield Fund
Convertible Fund
Market Neutral Fund



* International Growth Fund commenced operations on March 16, 2005.


                                    TAXATION

      The following is only a summary of certain tax considerations affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

      At the time of your purchase, a Fund's net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by that Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as a dividend or capital gain distribution.

      Some of the Funds' investment practices are subject to special provisions of the Code that, among other things, may (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited) and/or (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Funds will monitor their transactions and may make certain tax elections to mitigate the effect of these rules and prevent disqualification of the Funds as a regulated investment companies.

      A Fund is permitted to invest in securities issued or purchased at a discount. Tax rules could require a Fund to accrue and distribute income not yet received. Depending upon particular circumstances, this treatment may also affect the tax character and amount of income required to be recognized by the Fund holding the security. A Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

      Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect to a Fund of those transactions is a gain, the income dividend paid by the Fund will be increased; if the result is a loss, the income dividend paid will be decreased.

      Income received by a Fund from sources within various foreign countries will be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of a Fund's total assets at the close of its taxable year comprises securities issued by foreign corporations, the Fund may file an election with the Internal Revenue Service to "pass through" to its shareholders the amount of foreign income taxes paid by that Fund. Pursuant to that election, shareholders would be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

      Each Fund intends to continue to qualify, and elect to be treated, as a regulated investment company under Subchapter M of the Code so as to be relieved of federal income tax on its net investment income and capital gains that it currently distributes to shareholders.

      Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities, securities of other regulated investment companies, and other securities such that no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund must not hold through such other securities more than 10% of the outstanding voting stock of any issuer, and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities) or two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.


If a Fund were to fail to qualify as a "regulated investment company" in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income." In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.



EXCISE TAX ON REGULATED INVESTMENT COMPANIES

      To avoid a 4% excise tax, each Fund will be required to distribute, by December 31st of each year, at least an amount equal to the sum of (i) 98% of its ordinary income for such year and (ii) 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31st of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, a Fund will be treated as having distributed any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund.

                             ALLOCATION AMONG FUNDS

      The assets received by the Trust from the sale of shares of each Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to that Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expense in respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund shall be allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to that Fund as are declared by the trustees. Upon any liquidation of a Fund, shareholders thereof are entitled to share pro rata in the net assets belonging to that Fund available for distribution.


                              CERTAIN SHAREHOLDERS



      The only persons known to own beneficially (as determined in accordance with rule 13d-3 under the 1934 Act) 5% or more of the outstanding shares of any Fund at ___________, 2005 were:



                                                                                                PERCENTAGE (%) OF
                                                                             NUMBER                OUTSTANDING
                            SHAREHOLDER                                    OF SHARES            SHARES OF THE FUND
----------------------------------------------------------                 ---------            ------------------
GROWTH FUND - CLASS A

   Charles Schwab Co.
   Reinvest Account
   101 Montgomery St.
   San Francisco, CA 94104-4122
   (Owned of Record)

                                                                                                PERCENTAGE (%) OF
                                                                             NUMBER                OUTSTANDING
                            SHAREHOLDER                                    OF SHARES            SHARES OF THE FUND
----------------------------------------------------------                 ---------            ------------------
   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Prudential Investment Management
   Service FBO Mutual Fund Clients
   Attn.: Pruchoice Unit
   194 Wood Avenue South
   Iselin, NJ 08830-2710
   (Owned of Record)

   Fidelity Investments
   Institutional Operations Co. Inc.
   as agent for Employee
   Benefit Plans
   100 Magellan Way #KW1C
   Covington, KY 41015-1999

GROWTH FUND - CLASS B

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 West 34th Street, Floor 7
   New York, NY 10001-2402
   (Owned of Record)

GROWTH FUND - CLASS C

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97B60
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 West 34th Street, Floor 7
   New York, NY 10001-2402
   (Owned of Record)

                                                                                                PERCENTAGE (%) OF
                                                                             NUMBER                OUTSTANDING
                            SHAREHOLDER                                    OF SHARES            SHARES OF THE FUND
----------------------------------------------------------                 ---------            ------------------
GROWTH FUND - CLASS I

   Northern Trust Company Cust.
   FBO: Kohler
   P.O. Box 92956
   Chicago, IL 60675-2956
   (Owned of Record)

   NFSC FEBO
   Wei Yen
   27886 Via Ventana Way
   Los Altos, CA 94022-3269
   (Owned of Record)

   Reliance Trust Company Cust.
   FBO Omnibus 12
   P.O. Box 48529
   Atlanta, GA 30362-1529
   (Owned of Record)

   Wagner & Brown Ltd.
   300 N. Marienfeld St. Ste. 1100
   Midland, TX 79701-4376

BLUE CHIP FUND - CLASS A

   Calamos Holdings LLC
   Attn.: Corporate Accounting
   1111 East Warrenville Road
   Naperville, IL 60563-1405
   (Owned of Record)

   Calamos Family Partners Inc.
   Attn.: Kristina Colombe
   1111 E. Warrenville Rd
   Naperville, IL 60563-1405

   NFSC FEBO
   John P. Calamos, Sr. Tee
   U/A 08/21/85
   1111 East Warrenville Road
   Naperville, IL 60563-1405
   (Owned of Record)

BLUE CHIP FUND - CLASS B

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97HC6
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

                                                                                                PERCENTAGE (%) OF
                                                                             NUMBER                OUTSTANDING
                            SHAREHOLDER                                    OF SHARES            SHARES OF THE FUND
----------------------------------------------------------                 ---------            ------------------

BLUE CHIP FUND - CLASS C

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97HC3
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)


BLUE CHIP FUND - CLASS I

   Capinco
   c/o US Bank
   PO Box 1787
   Milwaukee, WI 53201-1787

   NFSC FEBO
   US Bank
   US Bank TTEE
   IT&C, 800 Nicollet Mall
   BC-MN-H24B
   Minneapolis, MN 55402
   (Owned of Record)

   Calamos Asset Management, Inc.
   Attn.: Corporate Accounting
   1111 East Warrenville Road
   Naperville, IL 60563-1405
   (Owned of Record)

                                                                                                PERCENTAGE (%) OF
                                                                             NUMBER                OUTSTANDING
                            SHAREHOLDER                                    OF SHARES            SHARES OF THE FUND
----------------------------------------------------------                 ---------            ------------------
VALUE FUND - CLASS A

   Calamos Holdings Inc.
   Attn.: Corporate Accounting
   1111 East Warrenville Road
   Naperville, IL 60563-1405
   (Owned of Record)

   Calamos Family Partners Inc.
   Attn.: Kristina Colombe
   1111 E. Warrenville Rd.
   Naperville, IL 60563-1405

VALUE FUND - CLASS B

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97HC6
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 W. 34th Street, Floor 7
   New York, NY 10001-2402

VALUE FUND - CLASS C

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97HC6
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 W. 34th Street, Floor 7
   New York, NY 10001-2402

VALUE FUND - CLASS I

   Capinco
   c/o US Bank
   PO Box 1787
   Milwaukee, WI 53201-1787

   NFSC FEBO
   US Bank
   US Bank TTEE
   IT&C, 800 Nicollet Mall
   BC-MN-H24B
   Minneapolis, MN 55402
   (Owned of Record)

                                                                                                PERCENTAGE (%) OF
                                                                             NUMBER                OUTSTANDING
                            SHAREHOLDER                                    OF SHARES            SHARES OF THE FUND
----------------------------------------------------------                 ---------            ------------------
International Growth Fund - Class A






International Growth Fund - Class B






International Growth Fund - Class C






International Growth Fund - Class I

                                                                                                PERCENTAGE (%) OF
                                                                             NUMBER                OUTSTANDING
                            SHAREHOLDER                                    OF SHARES            SHARES OF THE FUND
----------------------------------------------------------                 ---------            ------------------
GLOBAL GROWTH & INCOME
   FUND - CLASS A

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97KT2
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Calamos Family Partners Inc.
   Attn.: Kristina Colombe
   1111 E. Warrenville Rd.
   Naperville, IL 60563-1405

   Charles Schwab Co.
   Reinvest Account
   101 Montgomery St.
   San Francisco, CA 94104-4122
   (Owned of Record)

   Calamos Holdings LLC
   Attn.: Corporate Accounting
   1111 E. Warrenville Rd.
   Naperville, IL 60563-1405

GLOBAL GROWTH & INCOME
   FUND - CLASS B

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 West 34th Street, Floor 7
   New York, NY 10001-2402
   (Owned of Record)

                                                                                                PERCENTAGE (%) OF
                                                                             NUMBER                OUTSTANDING
                            SHAREHOLDER                                    OF SHARES            SHARES OF THE FUND
----------------------------------------------------------                 ---------            ------------------
GLOBAL GROWTH & INCOME
   FUND - CLASS C

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97KT3
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 West 34th Street, Floor 7
   New York, NY 10001-2402
   (Owned of Record)

GLOBAL GROWTH & INCOME
   FUND - CLASS I

   Capinco
   c/o US Bank
   PO Box 1787
   Milwaukee, WI 53201-1787

   NFSC FEBO
   US Bank
   US Bank TTEE
   IT&C, 800 Nicollet Mall
   BC-MN-H24B
   Minneapolis, MN 55402
   (Owned of Record)

GROWTH & INCOME FUND - CLASS A

   Charles Schwab Co.
   Reinvest Account
   101 Montgomery St.
   San Francisco, CA  94104-4122
   (Owned of Record)

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 West 34th Street, Floor 7
   New York, NY 10001-2402
   (Owned of Record)

GROWTH & INCOME FUND - CLASS B

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 West 34th Street, Floor 7
   New York, NY 10001-2402
   (Owned of Record)

GROWTH & INCOME FUND - CLASS C

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97KS6
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 West 34th Street, Floor 7
   New York, NY 10001-2402
   (Owned of Record)

GROWTH & INCOME FUND - CLASS I

   The Scripps Research Institute
   10550 N. Torrey Pines Rd. TPC-16
   La Jolla, CA 92037-1000
   (Owned Beneficially)

   Strafe & Co. FAO
   Lakeland Hospital Mutual Fund Account
   P.O. Box 160
   Westerville, OH 43086-0160
   (Owned Beneficially)

   Larry L. Hillblorn Foundation Inc.
   755 Baywood Drive, Suite 180
   Petaluma, CA 94954-5509
   (Owned Beneficially)

   Capinco
   c/o US Bank
   PO Box 1787
   Milwaukee, WI 53201-1787

HIGH YIELD FUND - CLASS A
   Charles Schwab Co.
   Reinvest Account
   101 Montgomery St.
   San Francisco, CA
   94104-4122
   (Owned of Record)

                                                                                                PERCENTAGE (%) OF
                                                                             NUMBER                OUTSTANDING
                            SHAREHOLDER                                    OF SHARES            SHARES OF THE FUND
----------------------------------------------------------                 ---------            ------------------
   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

HIGH YIELD FUND - CLASS B

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 West 34th Street, Floor 7
   New York, NY 10001-2402
   (Owned of Record)

HIGH YIELD FUND - CLASS C

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-9EJB9
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 West 34th Street, Floor 7
   New York, NY 10001-2402
   (Owned of Record)

HIGH YIELD FUND - CLASS I

   Capinco
   c/o US Bank
   PO Box 1787
   Milwaukee, WI 53201-1787

                                                                                                PERCENTAGE (%) OF
                                                                             NUMBER                OUTSTANDING
                            SHAREHOLDER                                    OF SHARES            SHARES OF THE FUND
----------------------------------------------------------                 ---------            ------------------
   NFSC FEBO
   US Bank
   US Bank TTEE
   IT&C, 800 Nicollet Mall
   BC-MN-H24B
   Minneapolis, MN 55402
   (Owned of Record)


CONVERTIBLE FUND - CLASS A

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Charles Schwab Co.
   Reinvest Account
   101 Montgomery St.
   San Francisco, CA 94104-4122
   (Owned of Record)

   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 West 34th Street, Floor 7
   New York, NY 10001-2402
   (Owned of Record)

CONVERTIBLE FUND - CLASS B

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

                                                                                                PERCENTAGE (%) OF
                                                                             NUMBER                OUTSTANDING
                            SHAREHOLDER                                    OF SHARES            SHARES OF THE FUND
----------------------------------------------------------                 ---------            ------------------
   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 West 34th Street, Floor 7
   New York, NY 10001-2402
   (Owned of Record)

CONVERTIBLE FUND - CLASS C

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97609
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 West 34th Street, Floor 7
   New York, NY 10001-2402
   (Owned of Record)

CONVERTIBLE FUND - CLASS I

   La Cross Company
   For the Benefit of its Customers
   P.O. Box 489
   La Crosse, WI 54602-0489
   (Owned of Record)

   Daniel E. Koshland Jr. Tr.
   Daniel E. Koshland Jr. Charitable Remainder Trust
   U/A DTD Jan. 21, 1996
   P.O. Box 7310
   Menlo Park, CA 94026-7310
   (Owned Beneficially)

                                                                                                PERCENTAGE (%) OF
                                                                             NUMBER                OUTSTANDING
                            SHAREHOLDER                                    OF SHARES            SHARES OF THE FUND
----------------------------------------------------------                 ---------            ------------------
   Key Bank NA Cust
   P.O. Box 94871
   Cleveland, OH 44101-4871
   (Owned of Record)

   Albert and Ethel Herzstein
   Charitable Foundation
   6131 Westview Dr.
   Houston, TX 77055-5421
   (Owned Beneficially)

   Pershing LLC
   PO Box 2052
   Jersey City, NJ 07303-2052
   (Owned of Record)

MARKET NEUTRAL FUND - CLASS A

   Charles Schwab Co.
   Reinvest Account
   101 Montgomery St.
   San Francisco, CA  94104-4122
   (Owned of Record)

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

MARKET NEUTRAL FUND - CLASS B

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 West 34th Street, Floor 7
   New York, NY 10001-2402
   (Owned of Record)

                                                                                                PERCENTAGE (%) OF
                                                                             NUMBER                OUTSTANDING
                            SHAREHOLDER                                    OF SHARES            SHARES OF THE FUND
----------------------------------------------------------                 ---------            ------------------
MARKET NEUTRAL FUND - CLASS C

   Merrill Lynch & Co., Inc.
   For the Sole Benefit of its Customers
   Attn.: Fund Admin-97KS6
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL 32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.
   House Account
   Attn.: Peter Booth
   333 West 34th Street, Floor 7
   New York, NY 10001-2402
   (Owned of Record)

MARKET NEUTRAL FUND - CLASS I

   Central Pacific Bank Cust
   FBO Hawaii Carpenters Financial
   Security Fund
   c/o CT Trust
   80 West St. Ste 201
   Rutland, VT 05701-3453
   (Owned of Record)

   SEI FBO First Hawaiian Bank Cust
   Hotel Union Pension Calamos Funds
   Attn: Mutual Funds
   One Freedom Valley Drive
   Oaks, PA 19456
   (Owned of Record)

   US Bank
   FBO Minnesota Power & Affiliated
   Master Pension Trust
   P.O. Box 1787
   Milwaukee, WI 53201-1787
   (Owned of Record)

   Post & Co.
   The Bank of New York
   Mutual Fund Reorg. Dept.
   Atlantic Terminal
   2 Hanson Place, Floor 6
   Brooklyn, NY 11217-1431


----------

* John P. Calamos and Nick P. Calamos are the trustees of the Calamos Financial Services LLC 401(k) Profit Sharing Plan and Trust and the Calamos Financial Services LLC 401(k) Employee Profit Sharing Plan and Trust. The shares owned beneficially by Mr. John Calamos include the shares owned by the Calamos Financial

      Services LLC 401(k) Profit Sharing Plan and Trust and the Calamos Financial Services LLC 401(k) Employee Profit Sharing Plan and Trust.


At ___________, 2005, the trustees and officers of the Trust as a group owned ___% of Blue Chip Fund, ___% of Value Fund, ___% of International Growth Fund,
___% of Global Growth and Income Fund and ___% of High Yield Fund, and less than one percent of each of Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Fund.


                          CUSTODIAN AND TRANSFER AGENT

      The Bank of New York, 48 Wall Street, New York, New York 10286, is the custodian for the assets of each Fund. The custodian is responsible for holding all cash and securities of the Funds, directly or through a book entry system, delivering and receiving payment for securities sold by the Funds, receiving and paying for securities purchased by the Funds, collecting income from investments of the Funds and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by a Fund, payment of dividends or payment of expenses of a Fund.

      U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent and dividend paying agent for each Fund.

      Shares of any of the Funds may be purchased through certain financial service companies who are agents of the Funds for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares held by that company for its customers, the company may charge the Fund a fee of up to $12 per account for Network Level III accounts. For all other accounts, $18 per account or 0.15% of the account's average net assets for Class A shares and $21 per account for Class B and Class C shares.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


      [Insert Name], [Insert Address], audits and reports on the Funds' annual financial statements, reviews certain regulatory reports and the Funds' federal income tax returns, and performs other audit-related, tax and other services when approved by the Audit Committee.


                               GENERAL INFORMATION

SHAREHOLDER INFORMATION

      Each Fund is a series of Calamos Investment Trust (formerly named CFS Investment Trust). As of March 18, 1996, all shares of each Fund then outstanding were re-designated as Class A shares of that Fund. Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. As of the date of this Statement of Additional Information, the Trust has eight series in operation. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.

      Each Fund's shares of a given class are entitled to participate pro rata in any dividends and other distributions declared by the Fund's board of trustees with respect to shares of the Fund. All shares of the Fund of a given class have equal rights in the event of liquidation of that class.

      Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust's obligations. However, the Trust's Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Funds that are binding only on the assets and property of the Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of a Fund's assets of all losses and expenses of any Fund shareholder held personally liable for the Fund's obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, because it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations.

VOTING RIGHTS

      Each share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.

                              FINANCIAL STATEMENTS


      Audited financial statements for the Trust for the fiscal year ended March 31, 2005 are incorporated herein by reference from the Trust's annual report to shareholders and semi-annual report to shareholders, respectively.

                     APPENDIX--DESCRIPTION OF BOND RATINGS

      A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Calamos Advisors believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

      The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P").

MOODY'S RATINGS

      Aaa--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

      Aa--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risk appear somewhat larger than in Aaa bonds.

      A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa--Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

      Ca--Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P RATINGS

      AAA--Bonds rated AAA have the highest rating. The obligor's capacity to meet its financial commitment on the bond is extremely strong.

      AA--Bonds rated AA differ from AAA bonds only in small degree. The obligor's capacity to meet its financial commitment on the bond is very strong.

      A--Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor's capacity to meet its financial commitment on the bond is still strong.

      BBB--Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.

      BB--B--CCC--CC AND C--Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)(1) Second Amended and Restated Agreement and Declaration of Trust, dated October 3, 2001 (incorporated by reference to Exhibit (a) to Post-effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed on November 13, 2001).

(a)(2) Amendment No. 1, dated August 23, 2002, to the Second Amended and Restated Agreement and Declaration of Trust dated October 3, 2001 (incorporated by reference to Exhibit (a)(2) to Post-effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on November 28, 2003).

(a)(3) Amendment No. 2, dated January 28, 2003, to the Second Amended and Restated Agreement and Declaration of Trust dated October 3, 2001 (incorporated by reference to Exhibit (a)(3) to Post-effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on November 28, 2003).

(a)(4) Amendment No. 3, dated September 24, 2003, to the Second Amended and Restated Agreement and Declaration of Trust dated October 3, 2001 (incorporated by reference to Exhibit (a)(4) to Post-effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on November 28, 2003).


(a)(5) Amendment No. 4 to the Second Amended and Restated Declaration of Trust dated October 30, 2001 (incorporated by reference to Exhibit (a)(5) to Post-effective amendment No. 38 to Registrant's Registration Statement on Form N-1A, filed on March 15, 2005).


(b) Bylaws, as amended through June 23, 2003 (incorporated by reference to Exhibit (b) to Post-effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed on August 1, 2003).

(c)      See Articles IV and V of Exhibit (a), above.

(d)(1) Management Agreement with Calamos Asset Management, Inc., dated August 1, 2000 (incorporated herein by reference to Exhibit (d) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed July 31, 2001).

(d)(2) Amendment, dated August 1, 2004, to Management Agreement with Calamos Asset Management, Inc., dated August 1, 2000 (incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, filed December 29,
         2004).


(d)(3)   Amended and Restated Management Agreement with Calamos Advisors LLC.*

(d)(4) Form of Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Value Fund (formerly known as the Calamos Mid Cap Value Fund) (incorporated by reference to Exhibit (d)(2) to Post-effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, filed on December 18, 2001).

(d)(5) Form of Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Blue Chip Fund (incorporated by reference to Exhibit (d)(3) to Post-effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on November 28, 2003).


(d)(6)   Letter Agreement of Calamos Advisors LLC.*


(d)(7) Organizational Expenses Agreement dated September 24, 2003 relating to Blue Chip Fund (incorporated by reference to Exhibit (d)(5) to Post-effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on November 28, 2003).


(d)(8)   Organizational Expenses Agreement relating to International
         Growth Fund.*



(e)(1)   Amended and Restated Distribution Agreement with Calamos
         Financial Services LLC.*


(e)(2) Selling Group Agreement, revised September 2000 (incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31,
         2001).

(f)      None.

(g)(1) Custody Agreement with Bank of New York, dated November 15, 2000 (incorporated herein by reference to Exhibit (g)(1) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).


(g)(2)   Amendment to Custody Agreement, dated November 15, 2000.*


(g)(3) Foreign Custody Manager Agreement with Bank of New York, dated November 15, 2000 (incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(1) Fund Accounting Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 1, 2000 (incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(2) Amendment, dated January 1, 2002, to the Fund Accounting Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 1, 2000 (incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on May 31, 2002).


(h)(3) Amendment to the Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC (f/k/a/ Firstar Mutual Fund Services, LLC), dated September 1, 2000.*


(h)(4) Transfer Agent Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed on July 31, 2001).

(h)(5) Amendment, dated January 1, 2002, to the Transfer Agent Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on May 31, 2002).

(h)(6) Amendment, dated January 1, 2002, to the Transfer Agent Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on May 31, 2002).

(h)(7) Amendment, dated March 1, 2002, to the Transfer Agent Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on May 31, 2002).


(h)(8) Amendment to the Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC (f/k/a Firstar Mutual Fund Services, LLC), dated September 11, 2000.*


(h)(9) Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(10) Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(11) Use of Name Agreement, dated August 23, 1990 (incorporated herein by reference to Exhibit 9.5 to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed on June 24,
         1997).

(h)(12) Financial Accounting Services Agreement with Calamos Asset Management, Inc., dated March 30, 2004 (incorporated herein by reference to Exhibit
         (h)(10) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A, filed on June 4, 2004).


(h)(13) Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC.*


(i)(1)   Consent of Bell, Boyd & Lloyd LLC.

(i)(2)   Consent of Goodwin Procter LLP.


(j)      Consent of Independent Registered Public Accounting Firm.*


(k)      None.


(l)(1)   Initial Capital Agreement - Calamos Convertible Fund.**


(l)(2) Subscription Agreement - Calamos Global Convertible Fund, dated June 11, 1996 (incorporated herein by reference to Exhibit 13.5 to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed June 24, 1996).

(l)(3) Subscription Agreement - Calamos Convertible Growth and Income Fund, dated July 5, 1988 (incorporated herein by reference to Exhibit (13.1) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(4) Subscription Agreement - Calamos Market Neutral Fund and Calamos Growth Fund (incorporated herein by reference to Exhibit (13.3) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(5) Subscription Agreement - Calamos High Yield Fund, dated July 27, 1999 (incorporated herein by reference to Exhibit (l) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, filed on July 30, 2000).

(l)(6) Subscription Agreement - Calamos Value Fund, dated December 28, 2001 (incorporated herein by reference to Exhibit (l)(6) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on May 31, 2002).


(l)(7) Subscription Agreement - Calamos Blue Chip Fund, dated September 24, 2003 (incorporated herein by reference to Exhibit (l)(7) to Post-effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on November 28, 2003).



(l)(8)   Subscription Agreement - Calamos International Growth Fund.*



(m)      Amended and Restated Distribution Plan.*


(n) Rule 18f-3 Plan, dated August 1, 2000 (incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(o)      [Item Omitted].


(p) Code of Ethics of Registrant and its investment adviser and distributor, adopted April 6, 2005 (incorporated herein by reference to Exhibit (p) to Post-effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A, filed on June 2, 2005).


(q)      Powers of Attorney.


-----------------

*        To be filed by amendment.



** No subscription agreement has been filed with respect to Calamos Convertible Fund because such series was operational prior to the effective date of the Registrant's initial Registration Statement on Form N-1A.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

         The information in the prospectus, under the captions "Who Manages the Funds?" and in the Statement of Additional Information under the caption "Management" and "Certain Shareholders" is incorporated herein by reference.

ITEM 25. INDEMNIFICATION.

      Article VI of the Second Amended Agreement and Declaration of Trust of Registrant (Exhibit (a) to this registration statement, which is incorporated herein by reference) provides that the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined, in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct").

      A determination that a Covered Person is entitled to indemnification despite allegations of Disabling Conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

      Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason or any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Party ultimately will be found to be entitled to indemnification.

      The registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTION OF THE INVESTMENT ADVISOR.

      The information in the Statement of Additional Information under the caption "Management - Trustees and Officers" is incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) Calamos Financial Services LLC ("CFS") serves as principal underwriter for the Calamos Investment Trust and the Calamos Advisors Trust.

(b) Information on the officers and directors of CFS is set forth below. The principal business address is 1111 East Warrenville Road, Naperville, Illinois 60563.

             (1)
 NAME AND PRINCIPAL BUSINESS                  (2)                                  (3)
           ADDRESS                   POSITIONS AND OFFICES                POSITIONS AND OFFICES
         (SEE ABOVE)                    WITH UNDERWRITER                     WITH REGISTRANT
----------------------------   -------------------------------           ------------------------
John P. Calamos, Sr.           President and Chief Executive             President and Principal
                               Officer                                   Executive Officer

Nick P. Calamos                Senior Executive Vice President           Vice President

John P. Calamos, Jr.           Executive Vice President                  None

Patrick H. Dudasik             Executive Vice President, Chief           Vice President and
                               Financial Officer and                     Principal Financial
                               Administrative Officer, and               Officer
                               Treasurer

David Swanson                  Executive Vice President                  None

James S. Hamman, Jr.           Executive Vice President                  Secretary and Chief Compliance
                               General Counsel, and Secretary            Officer

Tim Kaczmarek                  Executive Vice President                  None

Bruce Innes                    Senior Vice President                     None

Mark Storey                    Senior Vice President                     None

             (1)
 NAME AND PRINCIPAL BUSINESS               (2)                                    (3)
           ADDRESS                POSITIONS AND OFFICES                  POSITIONS AND OFFICES
         (SEE ABOVE)                 WITH UNDERWRITER                       WITH REGISTRANT
----------------------------   ---------------------------               ---------------------
Nimish Bhatt                   None                                      Treasurer

Dave Butler                    Vice President                            None

Geoff Frankenthal              Vice President                            None

Derek Olsen                    Vice President                            None

Bonnie Belskis                 Vice President                            None

Michael Ciotola                None                                      Assistant Treasurer

Kevin Woodard                  None                                      Assistant Secretary


(c) There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

      All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant's investment manager, Calamos Advisors LLC, and Calamos Financial Services LLC, the Registrant's principal underwriter, 1111 East Warrenville Road, Naperville, Illinois 60563, at the offices of the custodian, Bank of New York, 90 Washington Street, New York, NY 10286, or at the offices of the transfer agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

ITEM 29. MANAGEMENT SERVICES.

      None.

ITEM 30. UNDERTAKINGS.

      None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Naperville, and State of Illinois on the 3rd day of June, 2005.


                                                   CALAMOS INVESTMENT TRUST

                                                   By /s/ John P. Calamos
                                                      --------------------------
                                                      John P. Calamos
                                                      President

      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.


              Name                                         Title                                   Date
              ----                                         -----                                   ----
/s/ John P. Calamos                                  Trustee and President          )
----------------------------------------             (principal executive officer)  )
John P. Calamos                                                                     )
                                                                                    )
/s/ Nick P. Calamos                                  Trustee                        )
----------------------------------------                                            )
Nick P. Calamos                                                                     )
                                                                                    )
/s/ Joe F. Hanauer                     *             Trustee                        )
----------------------------------------                                            )
Joe F. Hanauer                                                                      )
                                                                                    )
/s/ Weston W. Marsh                    *             Trustee                        )
----------------------------------------                                            )
Weston W. Marsh                                                                     )
                                                                                    )          June 3, 2005
/s/ John E. Neal                       *             Trustee                        )
----------------------------------------                                            )
John E. Neal                                                                        )
                                                                                    )
/s/ William Rybak                      *             Trustee                        )
----------------------------------------                                            )
William Rybak                                                                       )
                                                                                    )
/s/ Stephen B. Timbers                 *             Trustee                        )
----------------------------------------                                            )
Stephen B. Timbers                                                                  )
                                                                                    )
/s/ Patrick Dudasik                                  Vice President                 )
----------------------------------------             (principal financial and       )
Patrick Dudasik                                      accounting officer)            )


* James S. Hamman Jr. signs this document pursuant to powers of attorney filed herewith.

                                                 By /s/ James S. Hamman Jr.
                                                    ----------------------------
                                                    James S. Hamman Jr.
                                                    Secretary

                                  EXHIBIT INDEX

(i)(1)   Consent of Bell, Boyd & Lloyd LLC.

(i)(2)   Consent of Goodwin Procter LLP.

(q)      Powers of Attorney.